UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23216

FS Series Trust
(Exact name of registrant as specified in charter)

201 Rouse Boulevard, Philadelphia, Pennsylvania	19112
(Address of principal executive officers)	(Zip code)

Michael C. Forman FS Series Trust 201 Rouse Boulevard Philadelphia, Pennsylvania 19112 (Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1.   Reports to Shareholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

Semi-Annual Report 2020
FS Series Trust
FS Multi-Strategy Alternatives Fund
FS Managed Futures Fund
FS Global Macro Fund
FS Real Asset Fund
FS Long/Short Equity Fund
FS Event Driven Fund
Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FS Multi-Strategy Alternatives Fund’s, FS Managed Futures Fund’s, FS Global Macro Fund’s, FS Real Asset Fund’s, FS Long/Short Equity Fund’s and FS Event Driven Fund’s (each a “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from a Fund electronically by calling (877) 628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.
You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 877-628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report for the Six Months Ended June 30, 2020

Shareholder Fee Example (Unaudited)
Fund Expenses — for the period from January 01, 2020 through June 30, 2020 (Unaudited)
Example:   As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase (if any); and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars)of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual and hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the six months ended June 30, 2020.
Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
FS Multi-Strategy Alternatives Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$945.20	$11.62	2.40%
Class I Shares	$1,000.00	$947.30	$10.41	2.15%
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,012.91	$12.03	2.40%
Class I Shares	$1,000.00	$1,014.17	$10.77	2.15%
FS Managed Futures Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,103.50	$2.63	0.50%
Class I Shares	$1,000.00	$1,105.50	$1.31	0.25%

	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.36	$2.53	0.50%
Class I Shares	$1,000.00	$1,023.62	$1.26	0.25%
FS Global Macro Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$996.40	$2.48	0.50%
Class I Shares	$1,000.00	$997.00	$1.24	0.25%
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.38	$2.52	0.50%
Class I Shares	$1,000.00	$1,023.62	$1.26	0.25%
FS Real Asset Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$928.30	$2.40	0.50%
Class I Shares	$1,000.00	$929.90	$1.20	0.25%
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.38	$2.51	0.50%
Class I Shares	$1,000.00	$1,023.62	$1.26	0.25%
FS Long/Short Equity Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$912.70	$5.19	1.09%
Class I Shares	$1,000.00	$914.60	$4.05	0.85%
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,019.44	$5.48	1.09%
Class I Shares	$1,000.00	$1,020.63	$4.28	0.85%

FS Event Driven Fund	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$958.50	$2.44	0.50%
Class I Shares	$1,000.00	$959.50	$1.22	0.25%
	Beginning Account Value (1/1/20)	Ending Account Value (6/30/20)	Expenses Paid During the Period(*)	Annualized Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,022.37	$2.52	0.50%
Class I Shares	$1,000.00	$1,023.62	$1.26	0.25%

*
Expenses are calculated using the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on January 1, 2020.

**
Annualized ratio of expenses to average net assets for the period from January 1, 2020 through June 30, 2020. The expense ratio includes the effect of expenses waived or reimbursed by FS Fund Advisor, LLC, each Fund’s investment adviser.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds – 43.9%
Acadia Healthcare Co., Inc., 5.5%, 7/1/28	(d)	Healthcare-Services	$505	$505	$508
ADT Security Corp., 4.1%, 6/15/23		Commercial Services	203	206	204
AECOM, 5.1%, 3/15/27		Engineering & Construction	682	710	736
AECOM, 5.9%, 10/15/24		Engineering & Construction	468	506	507
AES Corp., 3.3%, 7/15/25	(d)	Electric	729	746	752
Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.5%, 2/15/23	(d) (e)	Food	501	499	508
Alliance Data Systems Corp., 4.8%, 12/15/24	(d)	Diversified Financial Services	1,020	953	921
Altice France Holding SA, 6.0%, 2/15/28	(d)	Telecommunications	992	956	944
AMC Entertainment Holdings, Inc., 5.9%, 11/15/26		Entertainment	188	152	62
American Axle & Manufacturing, Inc., 6.6%, 10/15/22		Auto Parts & Equipment	601	605	610
APX Group, Inc., 7.9%, 12/1/22		Commercial Services	16	15	16
APX Group, Inc., 6.8%, 2/15/27	(d)	Commercial Services	892	865	836
APX Group, Inc., 8.5%, 11/1/24		Commercial Services	116	120	114
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.4%, 4/1/24	(d)	Commercial Services	292	301	241
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 10.5%, 5/15/25	(d)	Commercial Services	350	341	390
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V., 4.8%, 6/15/27	(d)	Chemicals	113	113	114
Ball Corp., 4.0%, 11/15/23	(e)	Packaging & Containers	680	686	706
Bausch Health Cos., Inc., 5.9%, 5/15/23	(d)	Pharmaceuticals	471	472	470
Berry Global, Inc., 4.9%, 7/15/26	(d)	Packaging & Containers	353	362	359
Boeing Co., 2.2%, 10/30/22		Aerospace/Defense	450	425	452
Boeing Co., 1.9%, 6/15/23		Aerospace/Defense	206	199	206
Boeing Co., 2.8%, 3/1/23		Aerospace/Defense	94	93	96
Bombardier, Inc., 5.8%, 3/15/22	(d)	Aerospace/Defense	17	18	13
Bombardier, Inc., 6.0%, 10/15/22	(d) (e)	Aerospace/Defense	1,049	1,019	737
C&W Senior Financing DAC, 6.9%, 9/15/27	(d)	Telecommunications	166	164	165
Callon Petroleum Co., 8.3%, 7/15/25		Oil & Gas	186	188	66
Carlson Travel, Inc., 6.8%, 12/15/23	(d)	Leisure Time	674	583	441
Centene Corp., 4.8%, 5/15/22		Healthcare-Services	505	510	513
CenturyLink, Inc., 5.8%, 3/15/22		Telecommunications	1,217	1,260	1,253
CHS/Community Health Systems, Inc., 6.3%, 3/31/23		Healthcare-Services	689	668	650
CHS/Community Health Systems, Inc., 8.0%, 3/15/26	(d)	Healthcare-Services	226	235	214
Cincinnati Bell, Inc., 7.0%, 7/15/24	(d)	Telecommunications	380	394	389
Cincinnati Bell, Inc., 8.0%, 10/15/25	(d)	Telecommunications	571	600	598
Cinemark USA, Inc., 8.8%, 5/1/25	(d)	Entertainment	50	50	52
Cinemark USA, Inc., 4.9%, 6/1/23		Entertainment	353	309	299
CITGO Petroleum Corp., 6.3%, 8/15/22	(d)	Oil & Gas	449	452	448
CITGO Petroleum Corp., 7.0%, 6/15/25	(d)	Oil & Gas	624	624	626
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Colt Merger Sub, Inc., 8.1%, 7/1/27	(d)	Entertainment	$86	$86	$84
Colt Merger Sub, Inc., 5.8%, 7/1/25	(d)	Entertainment	396	399	399
CommScope, Inc., 5.0%, 6/15/21	(d)	Telecommunications	579	579	579
CoreCivic, Inc., 4.8%, 10/15/27		Real Estate Investment Trusts	833	719	694
Cornerstone Building Brands, Inc., 8.0%, 4/15/26	(d)	Building Materials	401	375	405
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.5%, 1/15/23		Packaging & Containers	152	152	155
Crown Americas LLC / Crown Americas Capital Corp. V, 4.3%, 9/30/26		Packaging & Containers	1,360	1,394	1,399
CSC Holdings LLC, 10.9%, 10/15/25	(d)	Media Entertainment	796	857	858
CSC Holdings LLC, 4.6%, 12/1/30	(d)	Media Entertainment	136	136	133
CVR Energy, Inc., 5.3%, 2/15/25	(d)	Oil & Gas	692	667	639
Dealer Tire LLC / DT Issuer LLC, 8.0%, 2/1/28	(d)	Auto Parts & Equipment	849	759	788
Dell International LLC / EMC Corp., 5.3%, 10/1/29	(d) (e)	Computers	645	697	715
Dell International LLC / EMC Corp., 5.9%, 7/15/25	(d)	Computers	309	326	355
Diamond Resorts International, Inc., 7.8%, 9/1/23	(d)	Lodging	864	886	830
DISH DBS Corp., 6.8%, 6/1/21		Media Entertainment	193	196	197
Edgewell Personal Care Co., 5.5%, 6/1/28	(d)	Cosmetics/Personal Care	501	504	516
eG Global Finance Plc, 6.8%, 2/7/25	(d)	Retail	697	675	688
EIG Investors Corp., 10.9%, 2/1/24		Internet	212	223	206
Elanco Animal Health, Inc., 5.7%, 8/28/28		Pharmaceuticals	74	82	82
Energy Ventures Gom LLC / EnVen Finance Corp., 11.0%, 2/15/23	(d)	Oil & Gas	137	146	115
Fly Leasing Ltd., 6.4%, 10/15/21		Trucking & Leasing	98	99	89
Ford Motor Credit Co. LLC, 3.1%, 1/9/23		Auto Manufacturers	450	436	429
Ford Motor Credit Co. LLC, 3.4%, 11/1/22		Auto Manufacturers	450	441	433
Gateway Casinos & Entertainment Ltd., 8.3%, 3/1/24	(d)	Entertainment	434	451	357
General Motors Financial Co., Inc., 4.4%, 9/25/21		Auto Manufacturers	283	282	291
General Motors Financial Co., Inc., 3.2%, 7/6/21		Auto Manufacturers	416	413	421
GEO Group, Inc., 5.1%, 4/1/23		Real Estate Investment Trusts	210	192	182
GEO Group, Inc., 5.9%, 1/15/22		Real Estate Investment Trusts	400	392	375
GEO Group, Inc., 6.0%, 4/15/26		Real Estate Investment Trusts	235	203	181
GFL Environmental, Inc., 4.3%, 6/1/25	(d) (e)	Environmental Control	662	661	669
Group 1 Automotive, Inc., 5.0%, 6/1/22		Retail	577	556	575
Harley-Davidson Financial Services, Inc., 3.4%, 6/8/25	(d)	Auto Manufacturers	546	550	559
HCA, Inc., 3.5%, 9/1/30		Healthcare-Services	413	410	398
HCA, Inc., 5.9%, 5/1/23		Healthcare-Services	238	256	258
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.9%, 9/1/25	(d)	Pharmaceuticals	$274	$274	$283
HUB International Ltd., 7.0%, 5/1/26	(d)	Insurance	343	339	343
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.8%, 9/15/24		Investment Companies	1,900	1,844	1,798
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.0%, 7/1/28	(d)	Chemicals	49	49	51
Intelsat Jackson Holdings S.A., 8.0%, 2/15/24 Telecommunications	(d) (f)	Telecommunications	751	761	763
Intelsat Jackson Holdings S.A., 5.5%, 8/1/23	(f)	Telecommunications	358	314	205
IRB Holding Corp., 7.0%, 6/15/25	(d)	Retail	479	486	494
Iron Mountain, Inc., 5.3%, 7/15/30	(d)	Real Estate Investment Trusts	988	988	971
Iron Mountain, Inc., 5.6%, 7/15/32	(d)	Real Estate Investment Trusts	565	565	566
iStar, Inc., 4.8%, 10/1/24		Real Estate Investment Trusts	683	662	639
Jaguar Holding Co. II / PPD Development LP, 5.0%, 6/15/28	(d)	Commercial Services	286	286	293
Jaguar Holding Co. II / PPD Development LP, 4.6%, 6/15/25	(d)	Commercial Services	408	408	416
KAR Auction Services, Inc., 5.1%, 6/1/25	(d)	Distribution/Wholesale	44	42	43
Lamar Media Corp., 5.0%, 5/1/23		Advertising	325	324	328
Lamb Weston Holdings, Inc., 4.9%, 5/15/28	(d)	Food	669	707	710
Las Vegas Sands Corp., 3.5%, 8/18/26		Lodging	243	245	242
Lennar Corp., 4.1%, 1/15/22		Home Builders	449	442	456
Lennar Corp., 4.8%, 5/30/25		Home Builders	156	161	167
Lennar Corp., 5.9%, 11/15/24		Home Builders	312	330	342
LifePoint Health, Inc., 6.8%, 4/15/25	(d)	Healthcare-Services	92	95	95
Marriott International, Inc., 3.1%, 6/15/26		Lodging	267	262	260
Marriott Ownership Resorts, Inc., 6.1%, 9/15/25	(d)	Lodging	192	193	197
Maxim Crane Works Holdings Capital LLC, 10.1%, 8/1/24	(d)	Machinery-Diversified	676	686	667
Meritor, Inc., 6.3%, 2/15/24	(e)	Auto Parts & Equipment	657	667	664
Microchip Technology, Inc., 4.3%, 9/1/25	(d)	Semiconductors	385	385	389
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.5%, 6/20/27	(d)	Airlines	101	100	101
Molina Healthcare, Inc., 5.4%, 11/15/22		Healthcare-Services	492	511	503
Molina Healthcare, Inc., 4.4%, 6/15/28	(d)	Healthcare-Services	407	409	409
Molson Coors Beverage Co., 3.0%, 7/15/26		Beverages	234	239	243
Moog, Inc., 4.3%, 12/15/27	(d)	Aerospace/Defense	972	905	950
Mosaic Co., 4.3%, 11/15/23		Chemicals	489	504	513
Mosaic Co., 3.3%, 11/15/22		Chemicals	1,263	1,275	1,293
Navistar International Corp., 6.6%, 11/1/25	(d) (e)	Auto Manufacturers	1,167	1,162	1,109
NCR Corp., 5.0%, 7/15/22		Computers	290	289	290
NCR Corp., 6.4%, 12/15/23	(e)	Computers	626	639	638
NCR Corp., 8.1%, 4/15/25	(d) (e)	Computers	702	739	747
Netflix, Inc., 3.6%, 6/15/25	(d)	Internet	1,275	1,292	1,290
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/26	(d)	Engineering & Construction	$459	$445	$463
New Home Co., Inc., 7.3%, 4/1/22		Home Builders	226	208	211
NGL Energy Partners LP / NGL Energy Finance Corp., 7.5%, 11/1/23		Pipelines	495	488	412
Nielsen Co. Luxembourg SARL, 5.5%, 10/1/21	(d) (g) (h)	Commercial Services	680	673	682
Nielsen Finance LLC / Nielsen Finance Co., 5.0%, 4/15/22	(d)	Commercial Services	419	414	418
NXP B.V. / NXP Funding LLC, 5.4%, 3/1/26	(d)	Semiconductors	474	533	564
NXP B.V. / NXP Funding LLC / NXP USA, Inc., 3.9%, 6/18/26	(d)	Semiconductors	452	473	507
Pactiv LLC , 8.0%, 12/15/25		Packaging & Containers	217	220	232
Pactiv LLC, 8.4%, 4/15/27		Packaging & Containers	861	922	937
Penske Automotive Group, Inc., 5.8%, 10/1/22	(e)	Retail	1,463	1,442	1,468
Picasso Finance Sub, Inc., 6.1%, 6/15/25	(d)	Home Builders	390	390	398
PolyOne Corp., 5.8%, 5/15/25	(d)	Chemicals	325	328	335
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.3%, 1/15/28	(d)	Commercial Services	765	733	723
RR Donnelley & Sons Co., 7.9%, 3/15/21	(e)	Commercial Services	652	657	648
Sabre GLBL, Inc., 5.4%, 4/15/23	(d)	Commercial Services	298	287	279
Sabre GLBL, Inc., 9.3%, 4/15/25	(d)	Commercial Services	492	514	521
Sealed Air Corp., 4.9%, 12/1/22	(d) (e)	Packaging & Containers	767	775	791
Sealed Air Corp., 5.1%, 12/1/24	(d)	Packaging & Containers	390	416	418
Service Corp. International, 5.4%, 5/15/24		Commercial Services	186	185	190
Sinclair Television Group, Inc., 5.1%, 2/15/27	(d)	Media Entertainment	1,200	1,114	1,096
Sirius XM Radio, Inc., 4.6%, 5/15/23	(d)	Media Entertainment	425	423	428
Sirius XM Radio, Inc., 3.9%, 8/1/22	(d)	Media Entertainment	383	376	386
Sprint Communications, Inc., 6.0%, 11/15/22		Telecommunications	559	577	590
Sprint Corp., 7.1%, 6/15/24		Telecommunications	94	105	106
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.0%, 7/15/26	(d)	Entertainment	268	281	283
Stericycle, Inc., 5.4%, 7/15/24	(d)	Environmental Control	325	334	334
Sunoco LP / Sunoco Finance Corp., 4.9%, 1/15/23	(e)	Oil & Gas	648	632	641
Sunoco LP / Sunoco Finance Corp., 6.0%, 4/15/27		Oil & Gas	96	84	95
T-Mobile USA, Inc., 4.0%, 4/15/22		Telecommunications	229	232	235
Taylor Morrison Communities, Inc., 6.0%, 9/1/23	(d) (e)	Home Builders	743	763	763
Taylor Morrison Communities, Inc., 5.8%, 1/15/28	(d)	Home Builders	31	31	32
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.8%, 6/1/25	(d)	Computers	281	286	289
Tenet Healthcare Corp., 8.1%, 4/1/22	(e)	Healthcare-Services	617	636	649
Time Warner Entertainment Co. LP, 8.4%, 3/15/23		Media Entertainment	197	221	231
TreeHouse Foods, Inc., 4.9%, 3/15/22		Food	225	225	226
Universal Health Services, Inc., 4.8%, 8/1/22	(d)	Healthcare-Services	982	985	985
Universal Health Services, Inc., 5.0%, 6/1/26	(d)	Healthcare-Services	372	379	382
US Foods, Inc., 6.3%, 4/15/25	(d)	Food	375	375	383
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vector Group Ltd., 10.5%, 11/1/26	(d)	Agriculture	$251	$251	$253
Vector Group Ltd., 6.1%, 2/1/25	(d) (e)	Agriculture	733	694	706
VeriSign, Inc., 4.6%, 5/1/23		Internet	441	439	445
Verscend Escrow Corp., 9.8%, 8/15/26	(d)	Commercial Services	1,072	1,137	1,158
Vertical Holding Company Gmbh, 7.6%, 7/15/28	(d)	Machinery-Diversified	90	90	90
Vertical US Newco, Inc., 5.3%, 7/15/27	(d)	Machinery-Diversified	170	170	170
ViacomCBS, Inc., 4.8%, 5/15/25		Media Entertainment	780	834	890
Welbilt, Inc., 9.5%, 2/15/24		Machinery-Diversified	345	362	331
WESCO Distribution, Inc., 5.4%, 12/15/21		Electrical Components & Equipment	704	700	706
WESCO Distribution, Inc., 7.1%, 6/15/25	(d)	Electrical Components & Equipment	770	770	814
Westlake Chemical Corp., 3.6%, 8/15/26		Chemicals	390	401	413
Williams Scotsman International, Inc., 6.9%, 8/15/23	(d)	Home Builders	494	500	509
WPX Energy, Inc., 4.5%, 1/15/30		Oil & Gas	308	305	273
Xerox Corp., 4.1%, 3/15/23		Office/Business Equipment	445	447	446
Total Corporate Bonds				$76,945	$76,273

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock – 28.7%
American Airlines Group, Inc.		Airlines	3,870	$45	$51
Ball Corp.	(h)	Packaging & Containers	55,867	3,348	3,882
Blackstone Group, Inc.	(h)	Private Equity	24,624	1,057	1,395
Booking Holdings, Inc.	(i)	Internet	53	68	84
Brown-Forman Corp.		Beverages	445	27	28
CarMax, Inc.	(i)	Retail	3,986	245	357
Chocoladefabriken Lindt & Spruengli AG		Food	4	306	344
Cintas Corp.	(h)	Commercial Services	8,157	1,758	2,173
Costco Wholesale Corp.	(h)	Retail	6,973	1,762	2,114
CSX Corp.	(h)	Transportation	19,209	1,290	1,340
Davide Campari-Milano SpA		Beverages	157,516	1,403	1,327
Deere & Co.		Machinery-Diversified	5,776	913	908
Domino’s Pizza, Inc.	(h)	Retail	3,812	984	1,408
Estee Lauder Companies, Inc./The		Cosmetics/Personal Care	1,210	197	228
Five Below, Inc.	(i)	Retail	7,709	824	824
Home Depot, Inc.	(h)	Retail	14,622	2,912	3,663
Intuit, Inc.	(h)	Software	4,313	1,048	1,277
Kansas City Southern		Transportation	7,842	1,044	1,171
Mastercard, Inc.	(h)	Diversified Financial Services	8,256	1,953	2,441
McDonald’s Corp.		Retail	3,242	476	598
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mettler-Toledo International, Inc.	(h) (i)	Electronics	2,178	$1,442	$1,755
Microsoft Corp.	(h)	Software	18,104	2,469	3,684
Moody’s Corp.	(h)	Commercial Services	5,514	1,005	1,515
O’Reilly Automotive, Inc.	(i)	Retail	1,993	566	840
PepsiCo, Inc.		Beverages	12,297	1,628	1,626
Pool Corp.		Distribution/Wholesale	4,273	754	1,162
Republic Services, Inc.		Environmental Control	17,298	1,410	1,419
Sherwin-Williams Co.	(h)	Chemicals	6,416	3,112	3,708
Swedish Match AB		Agriculture	5,900	407	415
Thermo Fisher Scientific, Inc.	(h)	Healthcare-Products	3,601	976	1,305
Toro Co./The		Housewares	7,711	551	512
Ulta Salon Cosmetics & Fragrance, Inc.	(h) (i)	Retail	5,152	951	1,048
Union Pacific Corp.	(h)	Transportation	13,163	2,088	2,225
UnitedHealth Group, Inc.		Healthcare-Services	2,643	758	780
Visa, Inc.	(h)	Diversified Financial Services	4,082	705	789
VMware, Inc.	(i)	Software	722	110	112
Vroom, Inc.	(i)	Retail	4,804	217	250
Zoetis, Inc.		Pharmaceuticals	7,964	985	1,091
Total Common Stock				$41,794	$49,849

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments – 25.4%
State Street Institutional Liquid Reserves Fund – Premier Class	(j)	0.35%	44,249,436	$44,268	$44,267
Total Short-Term Investments				$44,268	$44,267
Portfolio Company(a)	Counterparty	Footnotes	Contracts	Notional Amount	Cost	Fair Value(c)
Put Swaptions Purchased – 0.0%
CDX North American Investment Grade 34 Index Credit Default Swap, strike at $125, expires 7/15/20; underlying swap terminates 6/20/25	JP Morgan Chase Bank, N.A.		8,000	USD 8,000	$13	$2
CDX North American Investment Grade 34 Index Credit Default Swap, strike at $145, expires 7/15/20; underlying swap terminates 6/20/25	JP Morgan Chase Bank, N.A.		8,000	USD 8,000	17	1
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Counterparty	Footnotes	Contracts	Notional Amount	Cost	Fair Value(c)
CDX North American Investment Grade 34 Index Credit Default Swap, strike at $160, expires 7/15/20; underlying swap terminates 6/20/25	JP Morgan Chase Bank, N.A.		30,000	USD 30,000	$6	$2
Total Purchased Swaptions					$36	$5
TOTAL INVESTMENTS – 98.0%					$163,043	$170,394
Other Assets in Excess of Liabilities – 2.0%						3,491
Net Assets – 100.0%						$173,885

Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short – (5.5)%
SPDR S&P 500 ETF Trust			(30,951)	$(8,690)	$(9,544)
Total Mutual Funds Sold Short				$(8,690)	$(9,544)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short – (3.4)%
Aramark Services, Inc., 5.0%, 4/1/25		Food Service	$(758)	$(759)	$(749)
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 6.0%, 2/15/25		Packaging & Containers	(201)	(206)	(206)
Bausch Health Cos., Inc., 6.1%, 4/15/25		Pharmaceuticals	(598)	(592)	(607)
Boyd Gaming Corp., 6.4%, 4/1/26		Lodging	(273)	(273)	(260)
CCO Holdings LLC / CCO Holdings Capital Corp., 5.8%, 2/15/26		Media Entertainment	(273)	(283)	(283)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.4%, 6/1/24		Entertainment	(273)	(270)	(259)
Clear Channel Worldwide Holdings, Inc., 5.1%, 8/15/27		Media Entertainment	(102)	(95)	(98)
Dana Financing Luxembourg Sarl, 5.8%, 4/15/25		Auto Parts & Equipment	(82)	(80)	(84)
Dell International LLC / EMC Corp., 7.1%, 6/15/24		Computers	(780)	(809)	(809)
Hilton Domestic Operating Co., Inc., 5.1%, 5/1/26		Lodging	(284)	(288)	(284)
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.6%, 4/1/25		Lodging	(273)	(270)	(268)
Penske Automotive Group, Inc., 5.5%, 5/15/26		Retail	(75)	(72)	(74)
Sally Holdings LLC / Sally Capital, Inc., 5.6%, 12/1/25		Retail	(290)	(289)	(283)
Sotheby’s, 7.4%, 10/15/27		Commercial Services	(588)	(601)	(557)
TTM Technologies, Inc., 5.6%, 10/1/25		Electronics	(96)	(98)	(96)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
United Rentals North America, Inc., 4.6%, 10/15/25		Commercial Services	$(268)	$(265)	$(270)
US Foods, Inc., 5.9%, 6/15/24		Food	(375)	(353)	(357)
Vistra Operations Co. LLC, 5.5%, 9/1/26		Electric	(195)	(199)	(200)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.5%, 3/1/25		Lodging	(92)	(79)	(84)
Total Corporate Bonds Sold Short				$(5,881)	$(5,828)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short – (8.0)%
Albemarle Corp.		Chemicals	(2,290)	$(172)	$(177)
Albertsons Companies, Inc.		Food	(3,100)	(48)	(48)
Align Technology, Inc.		Healthcare-Products	(1,719)	(384)	(472)
American Airlines Group, Inc.		Airlines	(31,503)	(300)	(412)
Aramark		Food Service	(4,296)	(105)	(97)
BJ’s Wholesale Club Holdings, Inc.		Retail	(1,431)	(51)	(53)
Blackbaud, Inc.		Software	(2,114)	(112)	(121)
Boeing Co.		Aerospace/Defense	(859)	(161)	(157)
Brinker International, Inc.		Retail	(860)	(22)	(21)
Bruker Corp.		Healthcare-Products	(1,431)	(59)	(58)
Carnival Corp.		Leisure Time	(4,995)	(72)	(82)
Carvana Co.		Retail	(143)	(17)	(17)
Caterpillar, Inc.		Machinery-Construction & Mining	(10,017)	(1,179)	(1,267)
Credit Acceptance Corp.		Diversified Financial Services	(514)	(168)	(215)
Cummins, Inc.		Auto Manufacturers	(1,500)	(245)	(260)
Dunkin’ Brands Group, Inc.		Retail	(1,430)	(92)	(93)
EPR Properties		Real Estate Investment Trusts	(5,705)	(224)	(189)
Erie Indemnity Co.		Insurance	(140)	(23)	(27)
Exxon Mobil Corp.		Oil & Gas	(5,722)	(250)	(256)
Fastenal Co.		Distribution/Wholesale	(14,311)	(565)	(613)
Floor & Decor Holdings, Inc.		Retail	(2,859)	(115)	(165)
Flowserve Corp.		Machinery-Diversified	(5,129)	(138)	(146)
Gap, Inc.		Retail	(8,592)	(108)	(108)
General Electric Co.		Miscellaneous Manufacturing	(22,821)	(180)	(156)
Goosehead Insurance, Inc.		Insurance	(2,865)	(210)	(215)
H&R Block, Inc.		Commercial Services	(4,574)	(76)	(65)
Harley-Davidson, Inc.		Leisure Time	(571)	(14)	(14)
Healthcare Services Group, Inc.		Food Service	(4,466)	(110)	(109)
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Illinois Tool Works, Inc.		Miscellaneous Manufacturing	(2,861)	$(482)	$(500)
Intel Corp.		Semiconductors	(4,298)	(246)	(257)
JB Hunt Transport Services, Inc.		Transportation	(573)	(67)	(69)
Just Eat Takeaway.com N.V.		Food	(2,500)	(241)	(261)
LivePerson, Inc.		Software	(3,434)	(122)	(142)
Monster Beverage Corp.		Beverages	(9,156)	(601)	(635)
New York Times Co.		Media Entertainment	(7,733)	(324)	(325)
Old Dominion Freight Line, Inc.		Transportation	(2,003)	(288)	(340)
Oracle Corp.		Software	(5,730)	(309)	(317)
Planet Fitness, Inc.		Leisure Time	(1,430)	(94)	(87)
Royal Caribbean Cruises Ltd.		Leisure Time	(3,384)	(146)	(170)
SAP SE		Software	(4,855)	(589)	(680)
Snap-on, Inc.		Hand/Machine Tools	(2,285)	(303)	(316)
Stanley Black & Decker, Inc.		Hand/Machine Tools	(287)	(35)	(40)
State Street Corp.		Banks	(6,005)	(356)	(382)
Target Corp.		Retail	(4,285)	(509)	(514)
Tenet Healthcare Corp.		Healthcare-Services	(2,860)	(57)	(52)
Textron, Inc.		Miscellaneous Manufacturing	(573)	(19)	(19)
TransDigm Group, Inc.		Aerospace/Defense	(143)	(63)	(63)
Under Armour, Inc.		Apparel	(17,148)	(160)	(167)
USANA Health Sciences, Inc.		Pharmaceuticals	(2,860)	(213)	(210)
Varian Medical Systems, Inc.		Healthcare-Products	(858)	(100)	(105)
W R Grace & Co.		Chemicals	(3,567)	(172)	(181)
Walt Disney Co.		Media Entertainment	(5,730)	(644)	(639)
Waters Corp.		Electronics	(719)	(145)	(130)
Woodward, Inc.		Electronics	(286)	(23)	(22)
Xylem, Inc.		Machinery- Diversified	(11,696)	(809)	(760)
Yum! Brands, Inc.		Retail	(11,260)	(967)	(979)
Total Common Stocks Sold Short				$(13,284)	$(13,975)
U.S. Treasury Sold Short – (4.0)%
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Cost	Fair Value(c)
U.S. Treasury Note, 0.6%, 5/15/30		Sovereign	$(7,000)	$(6,909)	$(6,980)
Total U.S. Treasury Sold Short				$(6,909)	$(6,980)
Total Investments Sold Short				$(34,764)	$(36,327)

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency and Amount to be Received	Currency and Amount to be Delivered	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	9/16/20	EUR158	USD179	$—	$1
Morgan Stanley & Co. International PLC	9/16/20	USD353	CHF334	—	—
Morgan Stanley & Co. International PLC	9/16/20	USD1,310	EUR1,158	7	—
Total Forward Foreign Currency Exchange Contracts				$7	$1
Total Return Debt Swaps(k) – 0.1%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	Welbilt, Inc., 9.5%, 2/15/24	USD 1,022	11/17/20	Monthly	$(31)	$66	$97	$—
Deutsche Bank	1 Month LIBOR + 1.30%	Covanta Holding Corporation, 6.0%, 1/1/27	USD 1,020	11/17/20	Monthly	(25)	24	49	—
Deutsche Bank	1 Month LIBOR + 1.30%	BCD Acquisition, Inc., 9.6%, 9/15/23	USD 1,382	11/17/20	Monthly	(30)	23	53	—
Deutsche Bank	1 Month LIBOR + 1.30%	MPT Operating Partnership, 6.4%, 3/1/24	USD 1,233	11/17/20	Monthly	(19)	18	37	—
Deutsche Bank	1 Month LIBOR + 1.30%	EG Global Finance PLC, 8.5%, 10/30/25	USD 1,086	11/17/20	Monthly	(8)	16	24	—
Deutsche Bank	1 Month LIBOR + 1.30%	Solera LLC, 10.5%, 3/1/24	USD 1,471	11/17/20	Monthly	(38)	15	53	—
Deutsche Bank	1 Month LIBOR + 1.30%	Icahn Enterprises Finance, 5.3%, 05/15/27	USD 1,407	11/17/20	Monthly	(4)	14	18	—
Deutsche Bank	1 Month LIBOR + 1.30%	Standard Industries, Inc., 5.4%, 11/15/24	USD 941	11/17/20	Monthly	(3)	12	15	—
Deutsche Bank	1 Month LIBOR + 1.30%	Albertsons Companies, Inc., 3.5%, 2/15/23	USD 1,419	11/17/20	Monthly	(16)	6	22	—
Deutsche Bank	1 Month LIBOR + 1.30%	APX Group, Inc., 7.9%, 12/1/22	USD 987	11/17/20	Monthly	(1)	5	6	—
Deutsche Bank	1 Month LIBOR + 1.30%	Nielsen Co. Luxembourg SARL, 5.5%, 10/1/21	USD 1,078	11/17/20	Monthly	(10)	5	15	—
Deutsche Bank	1 Month LIBOR + 1.30%	CSC Holdings LLC, 5.3%, 6/1/24	USD 1,286	11/17/20	Monthly	—	4	4	—
Deutsche Bank	1 Month LIBOR + 1.30%	Level 3 Financing, Inc., 5.4%, 8/15/22	USD 1,630	11/17/20	Monthly	(4)	4	8	—
Deutsche Bank	1 Month LIBOR + 1.30%	Dish DBS Corporation, 6.8%, 6/1/21	USD 943	11/17/20	Monthly	—	4	4	—
Deutsche Bank	1 Month LIBOR + 1.30%	Universal Health Services, Inc., 4.8%, 8/1/22	USD 1,524	11/17/20	Monthly	(24)	2	26	—
Deutsche Bank	1 Month LIBOR + 1.30%	Ball Corporation, 4.9%, 3/15/26	USD 830	11/17/20	Monthly	(8)	1	9	—
Deutsche Bank	1 Month LIBOR + 1.30%	Crown Americas LLC, 4.5%, 1/15/23	USD 1,008	11/17/20	Monthly	(16)	(8)	8	—
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	1 Month LIBOR + 1.30%	Waste Pro USA, Inc., 5.5%, 2/15/26	USD 1,179	11/17/20	Monthly	$(20)	$(11)	$9	$—
Deutsche Bank	1 Month LIBOR + 1.30%	HCA, Inc., 5.9%, 5/1/23	USD 1,351	11/17/20	Monthly	(7)	(13)	—	6
Deutsche Bank	1 Month LIBOR + 1.30%	Lennar Corporation, 6.3%, 12/15/21	USD 917	11/17/20	Monthly	(25)	(14)	11	—
Deutsche Bank	1 Month LIBOR + 1.30%	Five Point Operating Co. LP, 7.9%, 11/15/25	USD 815	11/17/20	Monthly	(3)	(15)	—	12
Deutsche Bank	1 Month LIBOR + 1.30%	Sprint Corporation, 7.1%, 6/15/24	USD 657	11/17/20	Monthly	(19)	(20)	—	1
Deutsche Bank	1 Month LIBOR + 1.30%	Level 3 Financing, Inc., 5.6%, 2/1/23	USD 864	11/17/20	Monthly	(22)	(23)	—	1
Deutsche Bank	1 Month LIBOR + 1.30%	XPO Logistics, Inc., 6.5%, 6/15/22	USD 1,282	11/17/20	Monthly	(38)	(25)	13	—
Total Total Return Debt Swaps						$(371)	$90	$481	$20

Total Return Index Swaps(k) – (0.8)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Barclays IDMF Strategy(l)	USD 18,979	11/20/20	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	0%	Total return on Barclays MERCI + Strategy(m)	USD 23,000	5/26/21	N/A	—	(328)	—	328
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Equity ER(n)	USD 8,155	5/28/21	Quarterly	—	(56)	—	56
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – EM FX ER(o)	USD 5,022	5/28/21	Quarterly	—	(86)	—	86
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index – Developed FX ER(p)	USD 3,683	5/28/21	Quarterly	—	(5)	—	5
BNP Paribas	3 Month LIBOR – 0.15%	Total return on MSCI Emerging Net Total Return USD Index(q)	USD 8,850	6/3/21	Quarterly	—	89	89	—
BNP Paribas	Total return on MSCI Daily Total Return Gross EAFE USD(r)	3 Month LIBOR + 0.32%	USD 8,850	6/3/21	Quarterly	—	147	147	—
BNP Paribas	Total return on BNP Short Sustainable Index(s)	3 Month LIBOR – 0.06%	USD 11,136	5/26/21	Quarterly	—	(315)	—	315
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.20%	Total return on BNP Long Sustainable Dividend Basket Index(t)	USD 14,104	5/26/21	Quarterly	$—	$344	$344	$—
BNP Paribas	3 Month LIBOR + 0.15%	Total return on BNP Equity Value Factor(u)	USD 18,265	6/15/21	Quarterly	—	(173)	—	173
BNP Paribas	Total return on BNP Equity Growth Factor(v)	3 Month LIBOR – 0.05%	USD 18,287	6/15/21	Quarterly	—	(260)	—	260
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(w)	USD 19,100	6/15/21	Quarterly	—	28	28	—
Goldman Sachs International	3 Month LIBOR	Total return on Russell 2000 Total Return Index(x)	USD 7,100	5/26/21	Quarterly	—	255	255	—
Goldman Sachs International	Total return on Russell 1000 Index Total Return(y)	3 Month LIBOR + 0.10%	USD 7,103	5/26/21	Quarterly	—	(284)	—	284
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy Index(z)	USD 10,870	11/30/20	Quarterly	—	(201)	—	201
Goldman Sachs International	Fixed Rate of 0.45%	Total return on Goldman Sachs Macro Index MF13(aa)	USD 11,263	4/6/21	Quarterly	—	(79)	—	79
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(ab)	USD 13,847	6/8/20	Quarterly	—	205	205	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.04%	Total return on JP Morgan Equity Risk Premium − Global Pure Low Vol L/S USD Index 1(ac)	USD 10,400	6/30/21	Quarterly	—	27	27	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.14%	Total return on JPM Commodity Carry Pairs Capped Index(ad)	USD 8,400	4/30/21	Quarterly	—	(577)	—	577
JP Morgan Chase Bank, N.A.	Total return on iBoxx USD Liquid Leveraged Loans Index(ae)	3 Month LIBOR	USD 3,000	9/20/20	Quarterly	—	62	62	—
JP Morgan Chase Bank, N.A.	Total return on iBoxx USD Liquid Leveraged Loans Index(af)	3 Month LIBOR	USD 5,000	9/20/20	Quarterly	—	(274)	—	274
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket D in USD Index(ag)	USD 48,850	7/25/20	Quarterly	—	(84)	—	84
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Societe Generale	Fed Funds Rate	Total return on Soc Gen Vol Roll on Rates Index(ah)	USD 11,950	4/7/21	N/A	$—	$(12)	$—	$12
Societe Generale	Fixed Rate of 0.15%	Total return on Delta Cap Mean Reversion Index(ai)	USD 10,643	5/5/21	Quarterly	—	321	321	—
Total Total Return Index Swaps						$—	$(1,256)	$1,478	$2,734

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $44,462, which represents approximately 25.6% of net assets as of June 30, 2020.

(e)
All or portion of security is pledged as collateral for swaps. Total market value of securities pledged as collateral on swaps amounts to $12,159, which represents approximately 7.0% of net assets as of June 30, 2020.

(f)
Security is in default.

(g)
All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $682, which represents approximately 0.4% of net assets as of June 30, 2020.

(h)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. (“MSC”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of June 30, 2020, there were no securities rehypothecated by MSC.

(i)
Security is non-income producing.

(j)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(k)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(l)
Aims to capture intraday trends and momentum in the S&P 500. All positions underlying the basket are closed out daily. As a result, as of June 30, 2020, no positions are held within the basket.

(m)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/AUD	3,239	14.29%
USD/GBP	3,239	14.29%
USD/CAD	3,239	14.29%
USD/EUR	3,239	14.29%
USD/JPY	3,239	14.29%
USD/NZD	3,239	14.29%
USD/CHF	3,239	14.29%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(n)
Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	8,101	100.00%
Futures
MSCI Taiwan Index Jul20	340	4.20%
NIKKEI 225 (OSE) Sep20	262	3.23%
FTSE 100 Sep20	242	2.99%
DAX INDEX Sep20	230	2.84%
EURO STOXX 50 Sep20	226	2.79%
NASDAQ 100 E-MINI Sep20	210	2.59%
SPI 200 Sep20	203	2.50%
S&P 500 Sep20	196	2.42%

(o)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/PHP 1MO	1,183	23.97%
USD/SGD 1MO	708	14.35%
USD/KRW 1MO	378	7.66%
USD/ILS 1MO	299	6.05%
USD/HUF 1MO	292	5.92%
USD/ZAR 1MO	235	4.76%
USD/IDR 1MO	233	4.72%
USD/RUB 1MO	180	3.64%
USD/MXN 1MO	159	3.23%

(p)
Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/CAD 1MO	426	11.57%
USD/JPY 1MO	398	10.83%
USD/SEK 1MO	316	8.58%
NZD/USD 1MO	264	7.17%
AUD/USD 1MO	259	7.04%
USD/NOK 1MO	183	4.96%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(q)
Seeks to provide directional exposure that is long the MSCI Emerging Markets Net Total Return USD Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Emerging Net Total Return USD Index	8,941	100.00%

(r)
Seeks to provide directional exposure that is short MSCI Daily Total Return Gross EAFE Index.

Top Underlying Components	Notional	Percentage of Notional
Index
MSCI Daily TR Gross EAFE USD	(8,707)	-100.00%

(s)
Short basket of stocks least likely to pay dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Boeing Co/The	(325)	(60)	-0.52%
Freeport-McMoRan Inc	(5,076)	(59)	-0.51%
Lam Research Corp	(176)	(57)	-0.50%
Arconic Inc	(3,599)	(57)	-0.50%
eBay Inc	(1,084)	(57)	-0.50%
Autodesk Inc	(236)	(56)	-0.49%
ResMed Inc	(293)	(56)	-0.49%
PayPal Holdings Inc	(320)	(56)	-0.49%
Tractor Supply Co	(423)	(56)	-0.49%
American Airlines Group Inc	(4,219)	(55)	-0.48%
United Continental Holdings In	(1,591)	(55)	-0.48%
Synopsys Inc	(279)	(54)	-0.47%
Adobe Inc	(125)	(54)	-0.47%
ABIOMED Inc	(225)	(54)	-0.47%
Regeneron Pharmaceuticals Inc	(86)	(54)	-0.47%
Amazon.com Inc	(19)	(54)	-0.47%
Carrier Global Corp	(2,409)	(54)	-0.47%
Equifax Inc	(311)	(53)	-0.47%
IDEXX Laboratories Inc	(162)	(53)	-0.47%
Cadence Design Systems Inc	(553)	(53)	-0.46%
Electronic Arts Inc	(403)	(53)	-0.46%
Micron Technology Inc	(1,026)	(53)	-0.46%
Under Armour Inc	(5,980)	(53)	-0.46%
Microchip Technology Inc	(501)	(53)	-0.46%
DISH Network Corp	(1,522)	(53)	-0.46%
Otis Worldwide Corp	(924)	(53)	-0.46%
Hologic Inc	(920)	(52)	-0.46%
Danaher Corp	(296)	(52)	-0.46%
Xilinx Inc	(532)	(52)	-0.46%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
AmerisourceBergen Corp	(518)	(52)	-0.46%
E*TRADE Financial Corp	(1,049)	(52)	-0.46%
Align Technology Inc	(190)	(52)	-0.45%
IHS Markit Ltd	(689)	(52)	-0.45%
Vulcan Materials Co	(449)	(52)	-0.45%
Fortive Corp	(766)	(52)	-0.45%
Paycom Software Inc	(168)	(52)	-0.45%
Church & Dwight Co Inc	(669)	(52)	-0.45%
Netflix Inc	(113)	(52)	-0.45%
Under Armour Inc	(5,293)	(52)	-0.45%
TransDigm Group Inc	(117)	(52)	-0.45%
Applied Materials Inc	(852)	(52)	-0.45%
Textron Inc	(1,566)	(52)	-0.45%
Delta Air Lines Inc	(1,832)	(51)	-0.45%
Martin Marietta Materials Inc	(249)	(51)	-0.45%
Alexion Pharmaceuticals Inc	(457)	(51)	-0.45%
T-Mobile US Inc	(492)	(51)	-0.45%
Thermo Fisher Scientific Inc	(141)	(51)	-0.45%
NVIDIA Corp	(135)	(51)	-0.45%
Vertex Pharmaceuticals Inc	(176)	(51)	-0.45%
Mohawk Industries Inc	(503)	(51)	-0.45%

(t)
Long basket of stocks most likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Clorox Co/The	1,861	408	2.82%
Colgate-Palmolive Co	5,283	387	2.68%
Target Corp	3,186	382	2.64%
Kimberly-Clark Corp	2,697	381	2.64%
BlackRock Inc	700	381	2.64%
PepsiCo Inc	2,827	374	2.59%
Honeywell International Inc	2,531	366	2.53%
Johnson & Johnson	2,537	357	2.47%
Coca-Cola Co/The	7,958	356	2.46%
Walmart Inc	2,961	355	2.45%
Medtronic PLC	3,775	346	2.40%
United Parcel Service Inc	1,963	218	1.51%
Eli Lilly & Co	1,288	211	1.46%
Stanley Black & Decker Inc	1,487	207	1.43%
Eaton Corp PLC	2,326	203	1.41%
Apple Inc	556	203	1.40%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Kellogg Co	3,067	203	1.40%
PPG Industries Inc	1,905	202	1.40%
Emerson Electric Co	3,215	199	1.38%
Waste Management Inc	1,875	199	1.37%
Maxim Integrated Products Inc	3,273	198	1.37%
Microsoft Corp	971	198	1.37%
General Dynamics Corp	1,317	197	1.36%
Hasbro Inc	2,626	197	1.36%
General Mills Inc	3,180	196	1.36%
WW Grainger Inc	623	196	1.35%
3M Co	1,253	195	1.35%
Dover Corp	2,010	194	1.34%
Air Products & Chemicals Inc	801	193	1.34%
Eastman Chemical Co	2,776	193	1.34%
Accenture PLC	897	193	1.33%
Quest Diagnostics Inc	1,690	193	1.33%
Illinois Tool Works Inc	1,101	192	1.33%
American Express Co	2,020	192	1.33%
Merck & Co Inc	2,466	191	1.32%
Caterpillar Inc	1,501	190	1.31%
Aflac Inc	5,259	189	1.31%
Cardinal Health Inc	3,622	189	1.31%
International Business Machine	1,565	189	1.31%
Realty Income Corp	3,176	189	1.31%
Automatic Data Processing Inc	1,269	189	1.31%
Republic Services Inc	2,302	189	1.31%
Procter & Gamble Co/The	1,573	188	1.30%
Rockwell Automation Inc	883	188	1.30%
American Water Works Co Inc	1,460	188	1.30%
American Tower Corp	723	187	1.29%
S&P Global Inc	564	186	1.29%
Crown Castle International Cor	1,104	185	1.28%
Cisco Systems Inc	3,931	183	1.27%
Home Depot Inc/The	727	182	1.26%

(u)
Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	5,532	1,126	6.22%
Johnson & Johnson	2,003	282	1.56%
Procter & Gamble Co/The	1,960	234	1.29%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
JPMorgan Chase & Co	2,425	228	1.26%
Verizon Communications Inc	3,603	199	1.10%
AT&T Inc	6,193	187	1.03%
Walmart Inc	1,465	175	0.97%
Cisco Systems Inc	3,673	171	0.95%
Merck & Co Inc	2,168	168	0.93%
AbbVie Inc	1,706	168	0.93%
Exxon Mobil Corp	3,539	158	0.87%
Pfizer Inc	4,833	158	0.87%
Walt Disney Co/The	1,413	158	0.87%
PepsiCo Inc	1,176	156	0.86%
Coca-Cola Co/The	3,438	154	0.85%
Abbott Laboratories	1,463	134	0.74%
Eli Lilly & Co	812	133	0.74%
Chevron Corp	1,482	132	0.73%
Texas Instruments Inc	988	125	0.69%
Amgen Inc	528	125	0.69%
Bristol-Myers Squibb Co	2,022	119	0.66%
Oracle Corp	2,062	114	0.63%
McDonald's Corp	608	112	0.62%
QUALCOMM Inc	1,204	110	0.61%
Danaher Corp	605	107	0.59%
Union Pacific Corp	622	105	0.58%
International Business Machine	820	99	0.55%
Citigroup Inc	1,915	98	0.54%
Philip Morris International In	1,382	97	0.54%
Gilead Sciences Inc	1,248	96	0.53%
NextEra Energy Inc	395	95	0.52%
Wells Fargo & Co	3,609	92	0.51%
Honeywell International Inc	637	92	0.51%
3M Co	581	91	0.50%
CVS Health Corp	1,308	85	0.47%
Target Corp	664	80	0.44%
Goldman Sachs Group Inc/The	386	76	0.42%
Altria Group Inc	1,923	75	0.42%
Apache Corp	5,546	75	0.41%
Mondelez International Inc	1,412	72	0.40%
Autodesk Inc	302	72	0.40%
Caterpillar Inc	570	72	0.40%
Prologis Inc	772	72	0.40%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Crown Castle International Cor	428	72	0.40%
Becton Dickinson and Co	296	71	0.39%
Targa Resources Corp	3,517	71	0.39%
Dominion Energy Inc	838	68	0.38%
Activision Blizzard Inc	886	67	0.37%
eBay Inc	1,266	66	0.37%
American Express Co	691	66	0.36%

(v)
Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Apple Inc	(2,859)	(1,043)	-5.62%
Amazon.com Inc	(325)	(896)	-4.83%
Alphabet Inc	(421)	(595)	-3.21%
Facebook Inc	(1,562)	(355)	-1.91%
Berkshire Hathaway Inc	(1,513)	(270)	-1.46%
Visa Inc	(1,167)	(225)	-1.21%
Home Depot Inc/The	(757)	(190)	-1.02%
Intel Corp	(3,076)	(184)	-0.99%
Mastercard Inc	(603)	(178)	-0.96%
Adobe Inc	(393)	(171)	-0.92%
UnitedHealth Group Inc	(579)	(171)	-0.92%
PayPal Holdings Inc	(941)	(164)	-0.88%
NVIDIA Corp	(422)	(160)	-0.86%
Netflix Inc	(350)	(159)	-0.86%
Comcast Corp	(3,604)	(140)	-0.76%
Bank of America Corp	(5,765)	(137)	-0.74%
Tesla Inc	(121)	(131)	-0.71%
salesforce.com Inc	(671)	(126)	-0.68%
Thermo Fisher Scientific Inc	(322)	(117)	-0.63%
Costco Wholesale Corp	(372)	(113)	-0.61%
NIKE Inc	(902)	(88)	-0.48%
American Tower Corp	(334)	(86)	-0.47%
Lowe's Cos Inc	(629)	(85)	-0.46%
Broadcom Inc	(265)	(84)	-0.45%
Lockheed Martin Corp	(216)	(79)	-0.43%
Wayfair Inc	(387)	(76)	-0.41%
T-Mobile US Inc	(730)	(76)	-0.41%
Boeing Co/The	(411)	(75)	-0.41%
ServiceNow Inc	(184)	(74)	-0.40%
United Parcel Service Inc	(654)	(73)	-0.39%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Starbucks Corp	(980)	(72)	-0.39%
S&P Global Inc	(211)	(70)	-0.38%
Fidelity National Information	(513)	(69)	-0.37%
Charter Communications Inc	(133)	(68)	-0.36%
Intuit Inc	(223)	(66)	-0.36%
Booking Holdings Inc	(41)	(65)	-0.35%
Morgan Stanley	(1,294)	(62)	-0.34%
Vertex Pharmaceuticals Inc	(214)	(62)	-0.34%
Colgate-Palmolive Co	(836)	(61)	-0.33%
Zoetis Inc	(439)	(60)	-0.32%
Advanced Micro Devices Inc	(1,142)	(60)	-0.32%
Etsy Inc	(565)	(60)	-0.32%
BlackRock Inc	(109)	(59)	-0.32%
Micron Technology Inc	(1,126)	(58)	-0.31%
Automatic Data Processing Inc	(388)	(58)	-0.31%
Anthem Inc	(219)	(58)	-0.31%
Newmont Mining Corp	(930)	(57)	-0.31%
Applied Materials Inc	(943)	(57)	-0.31%
DocuSign Inc	(330)	(57)	-0.31%
Stryker Corp	(312)	(56)	-0.30%

(w)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	6,269	32.77%
Deutsche Bank Duration Bias US	1,898	9.92%

(x)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	7,358	100.00%

(y)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(7,390)	-100.00%

(z)
Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs' proprietary strategies across three asset classes – FX Trend, Rates & Bonds Trend, and Equity Trend.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ Sep20	(8,295)	-77.75%
US 2YR NOTE (CBT) Sep20	8,225	77.09%
90DAY EURO$ Sep21	6,366	59.66%
90DAY EURO$ Mar21	6,365	59.65%
90DAY EURO$ Dec21	6,364	59.64%
90DAY EURO$ Dec20	6,359	59.60%
3MO EURO EURIBOR Sep21	6,339	59.42%
3MO EURO EURIBOR Dec21	6,339	59.41%
90DAY STERLING Mar21	6,172	57.85%
90DAY STERLING Sep21	6,171	57.84%
90DAY STERLING Dec21	6,170	57.83%
90DAY STERLING Dec20	6,169	57.81%
US 5YR NOTE (CBT) Sep20	2,844	26.66%
JPN 10Y BOND(OSE) Sep20	(2,440)	-22.87%
US 10YR NOTE (CBT)Sep20	1,461	13.69%
EURO-BOBL Sep20	1,449	13.58%
LONG GILT Sep20	1,268	11.88%
3MO EURO EURIBOR Dec20	(1,146)	-10.74%
EURO-BUND Sep20	690	6.47%
US LONG BOND(CBT) Sep20	617	5.78%
3MO EURO EURIBOR Mar21	(611)	-5.73%
SWISS MKT IX Sep20	68	0.64%
HSCEI Futures Jul20	(63)	-0.59%
AMSTERDAM IDX Jul20	59	0.55%
HANG SENG IDX Jul20	(59)	-0.55%
NASDAQ 100 E-MINI Sep20	56	0.52%
Forwards
USD/PHP 1MO	1,101	10.32%
USD/INR 1MO	(697)	-6.54%
USD/CHF 1MO	537	5.03%
USD/CNH 1MO	(514)	-4.82%
EUR/USD 1MO	496	4.64%
USD/TWD 1MO	477	4.47%
USD/ILS 1MO	459	4.30%
USD/SEK 1MO	330	3.10%
USD/PLN 1MO	321	3.01%
USD/IDR 1MO	294	2.75%
USD/KRW 1MO	(294)	-2.75%
USD/SGD 1MO	(294)	-2.75%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
AUD/USD 1MO	289	2.71%
USD/JPY 1MO	289	2.71%
NZD/USD 1MO	248	2.32%
USD/CZK 1MO	229	2.15%
USD/ZAR 1MO	(229)	-2.15%
USD/BRL 1MO	(184)	-1.72%
GBP/USD 1MO	(165)	-1.55%
USD/RUB 1MO	138	1.29%
USD/CAD 1MO	124	1.16%
USD/HUF 1MO	92	0.86%
USD/MXN 1MO	(92)	-0.86%
USD/NOK 1MO	83	0.77%

(aa)
Seeks to 1) buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. "Carry"), 2) buy currencies with positive price momentum and sell currencies with negative price momentum (i.e. Momentum), and 3) monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. "Value").

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/SGD 1MO	(3,150)	-28.14%
USD/SEK 1MO	2,751	24.58%
USD/KRW 1MO	(2,221)	-19.84%
USD/RUB 1MO	2,016	18.01%
USD/TWD 1MO	(1,513)	-13.51%
USD/ZAR 1MO	1,428	12.76%
USD/IDR 1MO	1,334	11.92%
USD/MXN 1MO	1,133	10.12%
USD/ILS 1MO	(1,105)	-9.87%
USD/NOK 1MO	(1,078)	-9.63%
USD/PHP 1MO	1,057	9.44%
USD/HUF 1MO	(996)	-8.90%
GBP/USD 1MO	(925)	-8.27%
USD/CNH 1MO	(825)	-7.37%
USD/INR 1MO	819	7.31%
USD/CHF 1MO	(740)	-6.61%
USD/JPY 1MO	705	6.30%
EUR/USD 1MO	558	4.98%
USD/BRL 1MO	(353)	-3.15%
USD/CLP 1MO	327	2.92%
AUD/USD 1MO	(266)	-2.38%
USD/PLN 1MO	249	2.23%
USD/CAD 1MO	(246)	-2.20%
NZD/USD 1MO	(88)	-0.79%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(ab)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPTR Index	(110)	-0.78%

(ac)
Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Siemens Gamesa Renewable Energ	(3,314)	(59)	-0.56%
Newmont Mining Corp	942	58	0.56%
AES Corp/VA	(3,899)	(56)	-0.54%
Snap Inc	(2,383)	(56)	-0.54%
Cognex Corp	(936)	(56)	-0.54%
West Pharmaceutical Services I	246	56	0.54%
AMP Ltd	(43,749)	(56)	-0.54%
Incyte Corp	537	56	0.54%
MercadoLibre Inc	(57)	(56)	-0.53%
Akamai Technologies Inc	520	56	0.53%
IAC/InterActiveCorp	172	56	0.53%
Logitech International SA	849	55	0.53%
Accenture PLC	258	55	0.53%
SEEK Ltd	3,662	55	0.53%
Zoom Video Communications Inc	(217)	(55)	-0.53%
Bristol-Myers Squibb Co	935	55	0.53%
Cenovus Energy Inc	(11,756)	(55)	-0.53%
Carrier Global Corp	(2,466)	(55)	-0.53%
Arrow Electronics Inc	795	55	0.52%
EPAM Systems Inc	(216)	(55)	-0.52%
Straumann Holding AG	(63)	(55)	-0.52%
EQT AB	(3,037)	(54)	-0.52%
Masco Corp	1,084	54	0.52%
United Internet AG	(1,285)	(54)	-0.52%
Vertex Pharmaceuticals Inc	187	54	0.52%
Align Technology Inc	(198)	(54)	-0.52%
NetApp Inc	(1,225)	(54)	-0.52%
Microsoft Corp	(267)	(54)	-0.52%
Lennox International Inc	232	54	0.52%
Pioneer Natural Resources Co	(554)	(54)	-0.52%
M&G PLC	(26,136)	(54)	-0.52%
Temenos AG	(348)	(54)	-0.52%
Expeditors International of Wa	711	54	0.52%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Western Digital Corp	(1,224)	(54)	-0.52%
Trade Desk Inc/The	(133)	(54)	-0.52%
Old Dominion Freight Line Inc	318	54	0.52%
Masimo Corp	236	54	0.52%
T-Mobile US Inc	(517)	(54)	-0.52%
Biogen Inc	(201)	(54)	-0.52%
Lam Research Corp	(166)	(54)	-0.52%
Conagra Brands Inc	(1,531)	(54)	-0.52%
Bunzl PLC	2,009	54	0.52%
Synopsys Inc	276	54	0.52%
Orange SA	4,491	54	0.51%
Quest Diagnostics Inc	471	54	0.51%
Magellan Financial Group Ltd	(1,343)	(54)	-0.51%
Target Corp	(447)	(54)	-0.51%
Jack Henry & Associates Inc	291	54	0.51%
Woolworths Group Ltd	2,083	53	0.51%
Micron Technology Inc	(1,038)	(53)	-0.51%

(ad)
Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
COPPER FUTURE Dec20	(2,886)	-36.88%
LME COPPER FUTURE Nov20	2,756	35.22%
WHEAT FUTURE(CBT) Dec20	2,363	30.20%
KC HRW WHEAT FUT Dec20	(2,353)	-30.07%
WHITE SUGAR (ICE) Dec20	2,283	29.18%
SUGAR #11 (WORLD) Mar21	(2,279)	-29.12%
LIVE CATTLE FUTR Dec20	(1,570)	-20.06%
CATTLE FEEDER FUT Nov20	1,554	19.86%
BRENT CRUDE FUTR Dec20	1,314	16.79%
NY Harb ULSD Fut Nov20	(1,311)	-16.75%
COFFEE 'C' FUTURE Dec20	1,089	13.92%
COFF ROBUSTA 10tn Nov20	(1,064)	-13.60%
SILVER FUTURE Dec20	(973)	-12.44%
SOYBEAN FUTURE Nov20	953	12.18%
SOYBEAN OIL FUTR Dec20	(948)	-12.12%
GOLD 100 OZ FUTR Dec20	871	11.14%
Low Su Gasoil G Nov20	(535)	-6.83%
GASOLINE RBOB FUT Nov20	268	3.42%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
WTI CRUDE FUTURE Nov20	261	3.33%
LME TIN FUTURE Nov20	116	1.48%
PLATINUM FUTURE Jan21	89	1.14%

(ae)
Short exposure in an index which measures the most liquid, USD denominated leveraged loans.

Top Underlying Components	Notional	Percentage of Notional
Index
IBOXX Liquid Leveraged Loans Total Return	(2,938)	-100.00%

(af)
Short exposure in an index which measures the most liquid, USD denominated leveraged loans.

Top Underlying Components	Notional	Percentage of Notional
Index
IBOXX Liquid Leveraged Loans Total Return	(5,275)	-100.00%

(ag)
Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in EUR	(28,105)	-57.63%
IRS Rec 1Y in JPY	(17,407)	-35.69%
IRS Rec 2Y in USD	17,403	35.69%
IRS Rec 2Y in JPY	(15,218)	-31.21%
IRS Rec 5Y in USD	14,129	28.97%
IRS Rec 10Y in USD	10,004	20.51%
IRS Rec 10Y in EUR	(5,721)	-11.73%
IRS Rec 2Y in EUR	(5,391)	-11.06%
IRS Rec 20Y in EUR	(4,406)	-9.03%
IRS Rec 30Y in EUR	(1,029)	-2.11%
IRS Rec 30Y in USD	—	0.00%

(ah)
Systematic strategy that takes advantage of the volatility curve to generate positive carry.

Top Underlying Components	Notional	Percentage of Notional
Derivative
1y Forward 5y20y Straddle	3,674	30.77%
1y Forward 1y3y Straddle	2,985	25.00%
1y Forward 1y7y Straddle	1,607	13.46%
1y Forward 3y7y Straddle	1,607	13.46%
1y Forward 1y5y Straddle	1,378	11.54%
1y Forward 20y10y Straddle	230	1.92%
1y Forward 10y20y Straddle	230	1.92%
1y Forward 7y3y Straddle	230	1.92%
See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(ai)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(198)	-1.81%
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan
CZK – Czech Koruna
EUR – Euro
GBP – British Pound
HUF – Hungarian Forint
IDR – Indonesian Rupiah
INR – India Rupee
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philippine Peso
PIK – Payment In Kind
RUB – Russian Ruble
SEK – Swedish Krona
SGD – Singapore Dollar
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – U.S. Dollar
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 101.8%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.35%	2,251,256	$2,252	$2,252
Total Short-Term Investments				$2,252	$2,252
TOTAL INVESTMENTS – 101.8%				$2,252	$2,252
Other Liabilities in Excess of Assets – (1.8)%					(40)
Net Assets – 100.0%					$2,212
Total Return Index Swaps(d) – (1.4)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD 336	2/5/21	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays IDMO Index(f)	USD 564	6/4/21	Quarterly	—	—	—	—
BNP Paribas	Fixed Rate of 0.10%	Total return on BNP Paribas Artificial Intelligence Trend ex-Commo USD 2019 Index(g)	USD 560	5/11/21	Quarterly	—	25	25	—
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index(h)	USD 580	12/31/20	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Diversified Rates Strategy Index 008(i)	USD 443	6/4/21	Quarterly	—	(2)	—	2
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(j)	USD 1,079	1/4/21	Quarterly	—	(61)	—	61
JP Morgan Chase Bank, N.A	0%	Total return on JPM FX Momentum(k)	USD 282	1/4/21	Quarterly	—	4	4	—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.25%	Total return on JP Morgan Correlation Spread Index(l)	USD 220	6/28/21	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.04%	Total return on JP Morgan Equity Risk Premium — Global Pure Low Vol L/S USD Index(m)	USD 330	6/29/21	Quarterly	—	(1)	—	1
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return JPM Bi-Weekly 1 Month Variance US Conviction Mean Reversion(n)	USD 549	1/4/21	Quarterly	—	2	2	—
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(o)	USD 300	1/4/21	Quarterly	$—	$1	$1	$—
Total Total Return Index Swaps						$—	$(32)	$32	$64

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	336	100.00%

(f)
Aims to capture intraday trends and momentum in the S&P 500. All positions underlying the basket are closed out daily. As a result, as of June 30, 2020, no positions are held within the basket.

(g)
Futures-based liquid strategy that is composed of BNP proprietary trend strategies across Equity and Fixed Income markets.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
BNP Paribas USD 10Y Futures In	585	100.00%
BNP Paribas EUR 10Y Futures In	438	74.93%
BNP Paribas JPY 10Y Futures In	(321)	-54.90%
BNP Paribas Japan Equity Futur	99	17.00%
BNP Paribas Eurozone Equity Fu	88	15.13%
BNP Paribas China Equity Futur	61	10.50%
BNP Paribas Emerging Equities	(27)	-4.64%
BNP Paribas US Equity Futures	(1)	-0.09%
Cash
EURO	(526)	-90.05%
JAPANESE YEN	222	37.90%
HONG KONG DOLLAR	(61)	-10.50%
US DOLLAR	28	4.73%

(h)
Aims to capture intraday trends and momentum in the S&P 500. All positions underlying the basket are closed out daily. As a result, as of June 30, 2020, no positions are held within the basket.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(i)
Seeks to monetize short-term interest rate momentum by taking long or short positions in US and European rates markets.

Top Underlying Components	Notional	Percentage of Notional
Index
Deutsche Bank Duration Bias EU	145	32.77%
Deutsche Bank Duration Bias US	44	9.92%

(j)
Future and forward based liquid and fully transparent strategy that is composed of Goldman Sachs’ proprietary strategies across three asset classes — FX Trend, Rates & Bonds Trend, and Equity Trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUT Sep20	(792)	-77.75%
US 2YR NOTE (CBT) Sep20	785	77.09%
90DAY EURO$ FUTR Sep21	608	59.66%
90DAY EURO$ FUTR Mar21	608	59.65%
90DAY EURO$ FUTR Dec21	608	59.64%
90DAY EURO$ FUTR Dec20	607	59.60%
3MO EURO EURIBOR Sep21	605	59.42%
3MO EURO EURIBOR Dec21	605	59.41%
90DAY STERLING FU Mar21	589	57.85%
90DAY STERLING FU Sep21	589	57.84%
90DAY STERLING FU Dec21	589	57.83%
90DAY STERLING FU Dec20	589	57.81%
US 5YR NOTE (CBT) Sep20	272	26.66%
JPN 10Y BOND(OSE) Sep20	(233)	-22.87%
US 10YR NOTE (CBT) Sep20	139	13.69%
EURO-BOBL FUTURE Sep20	138	13.58%
LONG GILT FUTURE Sep20	121	11.88%
3MO EURO EURIBOR Dec20	(109)	-10.74%
EURO-BUND FUTURE Sep20	66	6.47%
US LONG BOND(CBT) Sep20	59	5.78%
3MO EURO EURIBOR Mar21	(58)	-5.73%
SWISS MKT IX FUTR Sep20	6	0.64%
HSCEI Futures Jul20	(6)	-0.59%
AMSTERDAM IDX FUT Jul20	6	0.55%
HANG SENG IDX FUT Jul20	(6)	-0.55%
NASDAQ 100 E-MINI Sep20	5	0.52%
Forwards
USD/PHP 1MO	105	10.32%
USD/INR 1MO	(67)	-6.54%
USD/CHF 1MO	51	5.03%
USD/CNH 1MO	(49)	-4.82%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
EUR/USD 1MO	47	4.64%
USD/TWD 1MO	46	4.47%
USD/ILS 1MO	44	4.30%
USD/SEK 1MO	32	3.10%
USD/PLN 1MO	31	3.01%
USD/IDR 1MO	28	2.75%
USD/KRW 1MO	(28)	-2.75%
USD/SGD 1MO	(28)	-2.75%
AUD/USD 1MO	28	2.71%
USD/JPY 1MO	28	2.71%
NZD/USD 1MO	24	2.32%
USD/CZK 1MO	22	2.15%
USD/BRL 1MO	(22)	-2.15%
USD/BRL 1MO	(18)	-1.72%
GBP/USD 1MO	(16)	-1.55%
USD/RUB 1MO	13	1.29%
USD/CAD 1MO	12	1.16%
USD/HUF 1MO	9	0.86%
USD/MXN 1MO	(9)	-0.86%
USD/NOK 1MO	8	0.77%

(k)
Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
JAPANESE YEN	83	28.89%
MEXICAN PESO	(67)	-23.33%
SOUTH AFRICAN RAND	54	18.89%
EURO	44	15.56%
NORWEGIAN KRONE	(38)	-13.33%
HUNGARIAN FORINT	(32)	-11.11%
BRITISH POUND	(25)	-8.89%
NEW ZEALAND DOLLAR	(22)	-7.78%
AUSTRALIAN DOLLAR	(19)	-6.67%
TURKISH LIRA	19	6.67%
CANADIAN DOLLAR	(10)	-3.33%
SWEDISH KRONA	3	1.11%

(l)
Aims to capture the spread of realized correlation between US Equity and US Equity volatility.

Top Underlying Components	Notional	Percentage of Notional
Swap
2 day vs 1 day Long S&P/Short VIX variance swap spread	220	100.00%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(m)
Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Siemens Gamesa Renewable Energ	(105)	(2)	-0.56%
Newmont Mining Corp	30	2	0.56%
AES Corp/VA	(123)	(2)	-0.54%
Snap Inc	(75)	(2)	-0.54%
Cognex Corp	(30)	(2)	-0.54%
West Pharmaceutical Services I	8	2	0.54%
AMP Ltd	(1,380)	(2)	-0.54%
Incyte Corp	17	2	0.54%
MercadoLibre Inc	(2)	(2)	-0.53%
Akamai Technologies Inc	16	2	0.53%
IAC/InterActiveCorp	5	2	0.53%
Logitech International SA	27	2	0.53%
Accenture PLC	8	2	0.53%
SEEK Ltd	116	2	0.53%
Zoom Video Communications Inc	(7)	(2)	-0.53%
Bristol-Myers Squibb Co	29	2	0.53%
Cenovus Energy Inc	(371)	(2)	-0.53%
Carrier Global Corp	(78)	(2)	-0.53%
Arrow Electronics Inc	25	2	0.52%
EPAM Systems Inc	(7)	(2)	-0.52%
Straumann Holding AG	(2)	(2)	-0.52%
EQT AB	(96)	(2)	-0.52%
Masco Corp	34	2	0.52%
United Internet AG	(41)	(2)	-0.52%
Vertex Pharmaceuticals Inc	6	2	0.52%
Align Technology Inc	(6)	(2)	-0.52%
NetApp Inc	(39)	(2)	-0.52%
Microsoft Corp	(8)	(2)	-0.52%
Lennox International Inc	7	2	0.52%
Pioneer Natural Resources Co	(17)	(2)	-0.52%
M&G PLC	(825)	(2)	-0.52%
Temenos AG	(11)	(2)	-0.52%
Expeditors International of Wa	22	2	0.52%
Western Digital Corp	(39)	(2)	-0.52%
Trade Desk Inc/The	(4)	(2)	-0.52%
Old Dominion Freight Line Inc	10	2	0.52%
Masimo Corp	7	2	0.52%
T-Mobile US Inc	(16)	(2)	-0.52%
See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Biogen Inc	(6)	(2)	-0.52%
Lam Research Corp	(5)	(2)	-0.52%
Conagra Brands Inc	(48)	(2)	-0.52%
Bunzl PLC	63	2	0.52%
Synopsys Inc	9	2	0.52%
Orange SA	142	2	0.51%
Quest Diagnostics Inc	15	2	0.51%
Magellan Financial Group Ltd	(42)	(2)	-0.51%
Target Corp	(14)	(2)	-0.51%
Jack Henry & Associates Inc	9	2	0.51%
Woolworths Group Ltd	66	2	0.51%
Micron Technology Inc	(33)	(2)	-0.51%

(n)
Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
SPTR Index	(4)	-0.78%

(o)
Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currencies
BRITISH POUND	37	12.26%
NEW ZEALAND DOLLAR	(28)	-9.26%
AUSTRALIAN DOLLAR	(23)	-7.68%
JAPANESE YEN	19	6.39%
SWISS FRANC	(18)	-5.84%
SWEDISH KRONA	(16)	-5.20%
NORWEGIAN KRONE	15	5.02%
CANADIAN DOLLAR	6	2.02%
EURO	(2)	-0.70%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 99.3%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.35%	2,011,210	$2,012	$2,012
Total Short-Term Investments				$2,012	$2,012
TOTAL INVESTMENTS – 99.3%				$2,012	$2,012
Other Assets in Excess of Liabilities – 0.7%					13
Net Assets – 100.0%					$2,025
Total Return Index Swaps(d) – (0.9)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index(e)	EUR 115	2/5/21	Quarterly	$—	$—	$—	$—
BNP Paribas	3 Month LIBOR + 0.20%	Total return on BNP Long Sustainable Dividend Basket Index(f)	USD 250	6/28/21	Quarterly	—	7	7	—
BNP Paribas	Total return on BNP Short Sustainable Basket Index(g)	3 Month LIBOR – 0.06%	USD 200	6/28/21	Quarterly	—	(7)	—	7
Deutsche Bank	Fixed Rate of 0.00%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities(h)	USD 551	12/31/20	Quarterly	—	(1)	—	1
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(i)	USD 308	1/4/21	Quarterly	—	2	2	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(j)	USD 196	1/4/21	Quarterly	—	(12)	—	12
JP Morgan Chase Bank N.A.	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to-Risk Index(k)	USD 612	1/4/21	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	0%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(l)	USD 2,000	1/4/21	Quarterly	—	(7)	—	7
Total Total Return Index Swaps						$—	$(18)	$9	$27

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(e)
Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	129	100.00%

(f)
Long basket of stocks most likely to continue paying dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Clorox Co/The	33	7	2.82%
Colgate-Palmolive Co	94	7	2.68%
Target Corp	57	7	2.64%
Kimberly-Clark Corp	48	7	2.64%
BlackRock Inc	12	7	2.64%
PepsiCo Inc	50	7	2.59%
Honeywell International Inc	45	7	2.53%
Johnson & Johnson	45	6	2.47%
Coca-Cola Co/The	142	6	2.46%
Walmart Inc	53	6	2.45%
Medtronic PLC	67	6	2.40%
United Parcel Service Inc	35	4	1.51%
Eli Lilly & Co	23	4	1.46%
Stanley Black & Decker Inc	26	4	1.43%
Eaton Corp PLC	41	4	1.41%
Apple Inc	10	4	1.40%
Kellogg Co	55	4	1.40%
PPG Industries Inc	34	4	1.40%
Emerson Electric Co	57	4	1.38%
Waste Management Inc	33	4	1.37%
Maxim Integrated Products Inc	58	4	1.37%
Microsoft Corp	17	4	1.37%
General Dynamics Corp	23	4	1.36%
Hasbro Inc	47	4	1.36%
General Mills Inc	57	3	1.36%
WW Grainger Inc	11	3	1.35%
3M Co	22	3	1.35%
Dover Corp	36	3	1.34%
Air Products & Chemicals Inc	14	3	1.34%
Eastman Chemical Co	49	3	1.34%
Accenture PLC	16	3	1.33%
Quest Diagnostics Inc	30	3	1.33%
Illinois Tool Works Inc	20	3	1.33%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
American Express Co	36	3	1.33%
Merck & Co Inc	44	3	1.32%
Caterpillar Inc	27	3	1.31%
Aflac Inc	94	3	1.31%
Cardinal Health Inc	64	3	1.31%
International Business Machine	28	3	1.31%
Realty Income Corp	57	3	1.31%
Automatic Data Processing Inc	23	3	1.31%
Republic Services Inc	41	3	1.31%
Procter & Gamble Co/The	28	3	1.30%
Rockwell Automation Inc	16	3	1.30%
American Water Works Co Inc	26	3	1.30%
American Tower Corp	13	3	1.29%
S&P Global Inc	10	3	1.29%
Crown Castle International Cor	20	3	1.28%
Cisco Systems Inc	70	3	1.27%
Home Depot Inc/The	13	3	1.26%

(g)
Short basket of stocks least likely to pay dividends.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Boeing Co/The	(6)	(1)	-0.52%
Freeport-McMoRan Inc	(92)	(1)	-0.51%
Lam Research Corp	(3)	(1)	-0.50%
Arconic Inc	(65)	(1)	-0.50%
eBay Inc	(20)	(1)	-0.50%
Autodesk Inc	(4)	(1)	-0.49%
ResMed Inc	(5)	(1)	-0.49%
PayPal Holdings Inc	(6)	(1)	-0.49%
Tractor Supply Co	(8)	(1)	-0.49%
American Airlines Group Inc	(76)	(1)	-0.48%
United Continental Holdings In	(29)	(1)	-0.48%
Synopsys Inc	(5)	(1)	-0.47%
Adobe Inc	(2)	(1)	-0.47%
ABIOMED Inc	(4)	(1)	-0.47%
Regeneron Pharmaceuticals Inc	(2)	(1)	-0.47%
Amazon.com Inc	(0)	(1)	-0.47%
Carrier Global Corp	(43)	(1)	-0.47%
Equifax Inc	(6)	(1)	-0.47%
IDEXX Laboratories Inc	(3)	(1)	-0.47%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Electronic Arts Inc	(7)	(1)	-0.46%
Cadence Design Systems Inc	(10)	(1)	-0.46%
Micron Technology Inc	(19)	(1)	-0.46%
Under Armour Inc	(108)	(1)	-0.46%
Microchip Technology Inc	(9)	(1)	-0.46%
DISH Network Corp	(27)	(1)	-0.46%
Otis Worldwide Corp	(17)	(1)	-0.46%
Hologic Inc	(17)	(1)	-0.46%
Danaher Corp	(5)	(1)	-0.46%
Xilinx Inc	(10)	(1)	-0.46%
AmerisourceBergen Corp	(9)	(1)	-0.46%
E*TRADE Financial Corp	(19)	(1)	-0.46%
Align Technology Inc	(3)	(1)	-0.45%
IHS Markit Ltd	(12)	(1)	-0.45%
Vulcan Materials Co	(8)	(1)	-0.45%
Paycom Software Inc	(3)	(1)	-0.45%
Fortive Corp	(14)	(1)	-0.45%
Church & Dwight Co Inc	(12)	(1)	-0.45%
Netflix Inc	(2)	(1)	-0.45%
Under Armour Inc	(96)	(1)	-0.45%
TransDigm Group Inc	(2)	(1)	-0.45%
Applied Materials Inc	(15)	(1)	-0.45%
Textron Inc	(28)	(1)	-0.45%
Delta Air Lines Inc	(33)	(1)	-0.45%
Martin Marietta Materials Inc	(4)	(1)	-0.45%
Alexion Pharmaceuticals Inc	(8)	(1)	-0.45%
T-Mobile US Inc	(9)	(1)	-0.45%
Thermo Fisher Scientific Inc	(3)	(1)	-0.45%
NVIDIA Corp	(2)	(1)	-0.45%
Vertex Pharmaceuticals Inc	(3)	(1)	-0.45%
Mohawk Industries Inc	(9)	(1)	-0.45%

(h)
Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Index
CDX.NA.HY 5Y Long Excess Retur	54	9.85%
ITRX XOVER CDSI S33 5Y Corp	53	9.60%
EONIA Total Return Index	0	0.00%
Fed Funds Effective Rate TR	0	0.00%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO STOXX 50 Sep20	38	7.00%
NIKKEI 225 (OSE) Sep20	35	6.34%
MSCI EmgMkt Sep20	32	5.79%
S&P500 EMINI FUT Sep20	21	3.88%
FTSE 100 IDX FUT Sep20	7	1.22%
FX Forwards
EURO	(28)	-5.08%
JAPANESE YEN	(15)	-2.75%
BRAZIL REAL	9	1.69%
HUNGARIAN FORINT	9	1.69%
MEXICAN PESO	9	1.69%
POLISH ZLOTY	9	1.69%
RUSSIAN RUBLE	9	1.69%
SINGAPORE DOLLAR	9	1.69%
TURKISH LIRA	9	1.69%
SOUTH AFRICAN RAND	9	1.69%
SOUTH KOREAN WON	9	1.69%
TAIWAN DOLLAR	9	1.69%
China Offshore Spot	9	1.69%
AUSTRALIAN DOLLAR	(1)	-0.25%
Swap
Deutsche Bank Duration Bias US	28	5.05%
Deutsche Bank Duration Bias JP	22	4.00%
Deutsche Bank Duration Bias EU	19	3.44%
Deutsche Bank Duration Bias GB	8	1.54%

(i)
Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
TAIWAN DOLLAR	(47)	-15.22%
INDIAN RUPEE	47	15.16%
NORWEGIAN KRONE	(43)	-13.98%
RUSSIAN RUBLE	42	13.54%
ISRAELI SHEKEL	(40)	-12.90%
AUSTRALIAN DOLLAR	(35)	-11.23%
MEXICAN PESO	34	11.07%
INDONESIAN RUPIAH	34	10.98%
PHILIPPINES PESO	30	9.76%
SOUTH AFRICAN RAND	22	6.99%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
China Offshore Spot	21	6.74%
SWISS FRANC	(19)	-6.24%
SOUTH KOREAN WON	(18)	-5.91%
SWEDISH KRONA	(11)	-3.45%
HUNGARIAN FORINT	(6)	-2.07%
BRITISH POUND	(4)	-1.21%
CHILEAN PESO	(2)	-0.73%
EURO	(2)	-0.49%
CANADIAN DOLLAR	(1)	-0.39%
NEW ZEALAND DOLLAR	(0)	-0.15%
POLISH ZLOTY	(0)	-0.03%
SINGAPORE DOLLAR	0	0.00%
JAPANESE YEN	0	0.00%

(j)
Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
MSCI TAIWAN INDEX Jul20	34	18.21%
FTSE/JSE TOP 40 Sep20	(27)	-14.77%
IBEX 35 INDX Jul20	27	14.76%
BIST 30 Aug20	(27)	-14.69%
CAC40 10 EURO Jul20	26	13.98%
NASDAQ 100 E-MINI Sep20	(26)	-13.96%
E-Mini Russ 2000 Sep20	(22)	-12.19%
HSCEI Jul20	20	10.89%
S&P500 EMINI Sep20	(14)	-7.85%
TOPIX INDX Sep20	(13)	-7.28%
S&P/TSX 60 IX Sep20	13	7.09%
SPI 200 Jul20	(12)	-6.58%
HANG SENG IDX Jul20	11	6.21%
MSCI EmgMkt Sep20	11	5.83%
AMSTERDAM IDX Jul20	10	5.54%
FTSE/MIB IDX Sep20	(9)	-4.79%
SWISS MKT IX Sep20	(7)	-4.02%
KOSPI2 INX Sep20	(4)	-2.21%
EURO STOXX 50 Sep20	3	1.83%
SET50 Sep20	2	1.11%
FTSE 100 IDX Sep20	(1)	-0.71%
See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Notional	Percentage of Notional
Cash/Foreign Currency
JAPANESE YEN	0	0.00%
SWISS FRANC	0	0.00%
US DOLLAR	0	0.00%
BRITISH POUND	0	0.00%
EURO	0	0.00%

(k)
Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ Sep20	349	57.12%
JPN 10Y BOND(OSE) Sep20	349	57.11%
US 2YR NOTE (CBT) Sep20	349	57.11%
EURO-BOBL Sep20	(131)	-21.42%
US 5YR NOTE (CBT) Sep20	131	21.42%
US 10YR NOTE (CBT)Sep20	66	10.71%

(l)
Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on value and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Index
IRS Rec 1Y in EUR	(1,149)	-57.63%
IRS Rec 1Y in JPY	(711)	-35.69%
IRS Rec 2Y in USD	711	35.69%
IRS Rec 2Y in JPY	(622)	-31.21%
IRS Rec 5Y in USD	577	28.97%
IRS Rec 10Y in USD	409	20.51%
IRS Rec 10Y in EUR	(234)	-11.73%
IRS Rec 2Y in EUR	(220)	-11.06%
IRS Rec 20Y in EUR	(180)	-9.03%
IRS Rec 30Y in EUR	(42)	-2.11%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 76.0%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.35%	2,171,611	$2,172	$2,172
Total Short-Term Investments				$2,172	$2,172
TOTAL INVESTMENTS – 76.0%				$2,172	$2,172
Other Assets in Excess of Liabilities – 24.0%					684
Net Assets – 100.0%					$2,856
Total Return Index Swaps(d) – 0.6%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month LIBOR + 0.60%	Total return on JPM Long ERP Sector(e)	USD 1,732	1/4/21	Quarterly	$—	$32	$32	$—
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(f)	3 Month LIBOR – 0.25%	USD 892	1/4/21	Quarterly	—	(12)	—	12
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Inflation Index(g)	USD 256	1/4/21	Quarterly	—	1	1	—
Morgan Stanley Capital Services LLC	1 Month LIBOR + 0.50%	Total return on Morgan Stanley Pricing Power Index(h)	USD 339	1/4/21	Quarterly	—	(4)	—	4
Total Total Return Index Swaps						$—	$17	$33	$16

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Generac Holdings Inc	302	37	2.09%
WestRock Co	1,305	37	2.09%
Iron Mountain Inc	1,406	37	2.08%
Simon Property Group Inc	534	37	2.07%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Macerich Co/The	4,052	36	2.06%
International Paper Co	1,027	36	2.05%
LyondellBasell Industries NV	542	36	2.02%
Cummins Inc	205	35	2.01%
Eaton Corp PLC	405	35	2.01%
CH Robinson Worldwide Inc	449	35	2.01%
Dow Inc	866	35	2.00%
Johnson Controls International	1,034	35	2.00%
ONEOK Inc	1,062	35	2.00%
Plug Power Inc	4,298	35	2.00%
Caterpillar Inc	278	35	1.99%
Southern Co/The	677	35	1.99%
Duke Energy Corp	437	35	1.98%
3M Co	224	35	1.98%
PPL Corp	1,352	35	1.98%
United Parcel Service Inc	314	35	1.98%
Helmerich & Payne Inc	1,745	34	1.93%
Chemours Co/The	2,207	34	1.92%
Equitrans Midstream Corp	4,076	34	1.92%
OGE Energy Corp	1,093	33	1.88%
VEREIT Inc	5,158	33	1.88%
Antero Midstream GP LP	6,089	31	1.76%
Trex Co Inc	235	31	1.73%
Brixmor Property Group Inc	2,326	30	1.69%
Fluor Corp	2,454	30	1.68%
ADVANCED DISPOSAL SERVICES I	942	28	1.61%
ManpowerGroup Inc	390	27	1.52%
Sabra Health Care REIT Inc	1,858	27	1.52%
Omega Healthcare Investors Inc	872	26	1.47%
Plains GP Holdings LP	2,855	25	1.44%
MSC Industrial Direct Co Inc	303	22	1.25%
CNX Resources Corp	2,488	22	1.22%
Ryman Hospitality Properties I	586	20	1.15%
Emerson Electric Co	319	20	1.12%
EPR Properties	591	20	1.11%
Olin Corp	1,704	20	1.11%
El Paso Electric Co	282	19	1.07%
Saia Inc	160	18	1.01%
Targa Resources Corp	888	18	1.01%
Exponent Inc	190	15	0.87%
FTI Consulting Inc	134	15	0.87%
Weingarten Realty Investors	811	15	0.87%
Kimco Realty Corp	1,140	15	0.83%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
TAUBMAN CENTERS INC	383	14	0.82%
Easterly Government Properties	610	14	0.80%
SITE Centers Corp	1,634	13	0.75%

(f)
Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Acuity Brands Inc	(206)	(20)	-2.18%
American Water Works Co Inc	(146)	(19)	-2.08%
Boeing Co/The	(102)	(19)	-2.07%
Freeport-McMoRan Inc	(1,609)	(19)	-2.06%
Axalta Coating Systems Ltd	(822)	(19)	-2.05%
Southwest Airlines Co	(542)	(19)	-2.05%
United Rentals Inc	(124)	(18)	-2.04%
Atmos Energy Corp	(184)	(18)	-2.03%
SBA Communications Corp	(62)	(18)	-2.03%
AMETEK Inc	(204)	(18)	-2.02%
General Electric Co	(2,673)	(18)	-2.02%
Weyerhaeuser Co	(813)	(18)	-2.02%
American Tower Corp	(70)	(18)	-2.01%
Ingersoll-Rand PLC	(204)	(18)	-2.01%
Cheniere Energy Inc	(376)	(18)	-2.01%
Mosaic Co/The	(1,452)	(18)	-2.01%
Spirit AeroSystems Holdings Inc	(759)	(18)	-2.01%
TransUnion	(209)	(18)	-2.01%
Sensata Technologies Holding	(486)	(18)	-2.00%
Equinix Inc	(26)	(18)	-1.99%
Delta Air Lines Inc	(638)	(18)	-1.98%
NextEra Energy Inc	(75)	(18)	-1.98%
Fortive Corp	(263)	(18)	-1.97%
Pioneer Natural Resources Co	(182)	(18)	-1.97%
Textron Inc	(541)	(18)	-1.97%
United Continental Holdings Inc	(514)	(18)	-1.97%
Concho Resources Inc	(344)	(18)	-1.96%
Sunrun Inc	(898)	(18)	-1.96%
Wabtec Corp	(308)	(18)	-1.96%
WPX Energy Inc	(2,777)	(18)	-1.96%
Apache Corp	(1,306)	(18)	-1.95%
Invitation Homes Inc	(640)	(18)	-1.95%
Roper Technologies Inc	(45)	(18)	-1.95%
American Homes 4 Rent	(652)	(18)	-1.94%
Vistra Energy Corp	(937)	(17)	-1.93%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Alcoa Corp	(1,512)	(17)	-1.88%
Noble Energy Inc	(1,715)	(15)	-1.70%
Jones Lang LaSalle Inc	(137)	(14)	-1.57%
UGI Corp	(438)	(14)	-1.54%
Air Lease Corp	(451)	(13)	-1.46%
Eversource Energy	(158)	(13)	-1.46%
Crown Holdings Inc	(171)	(11)	-1.23%
Transocean Ltd	(5,976)	(11)	-1.21%
Allegheny Technologies Inc	(1,056)	(11)	-1.19%
Arconic Inc	(679)	(11)	-1.19%
Outfront Media Inc	(606)	(9)	-0.95%
Rexnord Corp	(295)	(9)	-0.95%
Hospitality Properties Trust	(1,173)	(8)	-0.92%
Chart Industries Inc	(144)	(7)	-0.77%
O-I Glass Inc	(745)	(7)	-0.74%

(g)
Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	634	21	8.02%
CSX Corp	227	16	6.14%
Fastenal Co	330	14	5.48%
SVB Financial Group	59	13	4.96%
Canadian Pacific Railway Ltd	46	12	4.52%
Vale SA	1,116	12	4.47%
Rio Tinto PLC	185	10	4.04%
Caterpillar Inc	78	10	3.85%
WW Grainger Inc	31	10	3.76%
Celanese Corp	93	8	3.11%
Regions Financial Corp	678	8	2.93%
Citizens Financial Group Inc	273	7	2.68%
Freeport-McMoRan Inc	594	7	2.67%
Reliance Steel & Aluminum Co	70	7	2.57%
Steel Dynamics Inc	252	7	2.56%
Hess Corp	104	5	2.10%
Nucor Corp	128	5	2.05%
East West Bancorp Inc	141	5	1.98%
Southern Copper Corp	127	5	1.96%
MSC Industrial Direct Co Inc	69	5	1.96%
Marathon Petroleum Corp	131	5	1.90%
Flowserve Corp	133	4	1.47%
ArcelorMittal	333	4	1.39%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
WESCO International Inc	99	3	1.35%
Allegheny Technologies Inc	339	3	1.34%
Suncor Energy Inc	199	3	1.30%
Arconic Inc	194	3	1.19%
Canadian Natural Resources Ltd	171	3	1.16%
Pioneer Natural Resources Co	30	3	1.13%
CNX Resources Corp	311	3	1.05%
Murphy Oil Corp	188	3	1.01%
Tenaris SA	191	2	0.96%
Diamondback Energy Inc	59	2	0.95%
United States Steel Corp	339	2	0.95%
Compass Minerals International	46	2	0.87%
Marathon Oil Corp	347	2	0.82%
POSCO	51	2	0.73%
National Oilwell Varco Inc	150	2	0.71%
Century Aluminum Co	237	2	0.66%
Dril-Quip Inc	57	2	0.65%
Baker Hughes a GE Co	107	2	0.64%
Helmerich & Payne Inc	80	2	0.61%
Halliburton Co	120	2	0.61%
Devon Energy Corp	127	1	0.56%
Noble Energy Inc	155	1	0.54%
Schlumberger Ltd	68	1	0.49%
TechnipFMC PLC	179	1	0.48%
Apache Corp	86	1	0.45%
Carpenter Technology Corp	45	1	0.42%
NOW Inc	124	1	0.42%

(h)
Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NVIDIA Corp	57	22	6.49%
Netflix Inc	39	18	5.26%
ServiceNow Inc	42	17	5.12%
Adobe Inc	39	17	5.05%
Apple Inc	46	17	4.97%
Chipotle Mexican Grill Inc	12	13	3.86%
NIKE Inc	128	13	3.74%
Visa Inc	65	13	3.74%
Broadcom Inc	39	12	3.64%
Charter Communications Inc	23	12	3.53%
Lululemon Athletica Inc	36	11	3.33%
See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Starbucks Corp	139	10	3.05%
Pfizer Inc	309	10	3.02%
Coca-Cola Co/The	220	10	2.93%
American Tower Corp	38	10	2.90%
PepsiCo Inc	70	9	2.76%
Walt Disney Co/The	79	9	2.64%
S&P Global Inc	25	8	2.42%
Crown Castle International Cor	48	8	2.41%
Altria Group Inc	195	8	2.28%
Sherwin-Williams Co/The	12	7	2.12%
Deere & Co	45	7	2.10%
Equinix Inc	10	7	2.02%
Philip Morris International In	96	7	2.01%
Atlassian Corp PLC	36	7	1.95%
Blackstone Group LP/The	111	6	1.89%
O’Reilly Automotive Inc	11	5	1.36%
AutoZone Inc	4	4	1.29%
Constellation Brands Inc	24	4	1.26%
SBA Communications Corp	14	4	1.23%
Moody’s Corp	14	4	1.19%
MSCI Inc	12	4	1.16%
Verisk Analytics Inc	22	4	1.13%
Advance Auto Parts Inc	21	3	0.90%
TRANE TECHNOLOGIES PLC	32	3	0.85%
Fortive Corp	41	3	0.84%
AMETEK Inc	27	2	0.73%
Shake Shack Inc	44	2	0.70%
Apollo Global Management LLC	41	2	0.62%
KKR & Co Inc	62	2	0.57%
Ferrari NV	7	1	0.36%
INGERSOLL-RAND INC	28	1	0.24%
Bright Horizons Family Solutio	6	1	0.21%
Ares Management Corp	9	0	0.11%
See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 98.4%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.35%	22,072,703	$22,082	$22,082
Total Short-Term Investments				$22,082	$22,082
TOTAL INVESTMENTS – 98.4%				$22,082	$22,082
Other Assets in Excess Liabilities – 1.6%					357
Net Assets – 100.0%					$22,439
Total Return Equity Swaps(d) – 0.7%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	1 Month LIBOR + 0.40%	Apple, Inc.	USD 627	11/27/20	Quarterly	$—	$89	$89	$—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Alphabet, Inc.	USD 209	11/27/20	Quarterly	—	1	1	—
Barclays Bank PLC	1 Month LIBOR + 0.40%	Microsoft Corp.	USD 627	11/27/20	Quarterly	—	60	60	—
Total Total Return Equity Swaps						$—	$150	$150	$—

Total Return Index Swaps(d) – (2.7)%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR	Total return on Russell 2000 Total Return Index(e)	USD 8,623	4/16/21	Quarterly	$—	$870	$870	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index(f)	USD 3,230	5/15/21	N/A	—	39	39	—
Barclays Bank PLC	1 Month LIBOR + 0.30%	Total return on Novus Adjustment Long Basket Index(g)	USD 1,898	5/24/21	Quarterly	—	(1)	—	1
Barclays Bank PLC	Total return on Barclays Short Interest Index(h)	Fed Funds Rate – 1.05%	USD 11,548	5/17/21	N/A	—	(3,226)	—	3,226
BNP Paribas	Total return on Russell 1000 Total Return Index(i)	3 Month LIBOR – 0.20%	USD 8,945	4/16/21	Quarterly	—	(667)	—	667
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(j)	USD 18,082	5/17/21	N/A	—	2,400	2,400	—
Barclays Bank PLC	Total return on Novus Adjustment Short Basket Index(k)	1 Month LIBOR – 0.30%	USD 1,686	5/20/21	Quarterly	—	—	—	—
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(l)	USD 1,826	12/28/20	N/A	$—	$103	$103	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(m)	USD 57	12/28/20	N/A	—	(11)	—	11
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Market Hedged Index ER(n)	USD 223	1/19/21	N/A	—	(44)	—	44
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(o)	USD 104	1/19/21	N/A	—	31	31	—
BNP Paribas	3 Month LIBOR + 0.05%	Total return on Russell 2000 Total Return Index(p)	USD 1,991	1/19/21	N/A	—	(67)	—	67
BNP Paribas	Total return on Russell 1000 Index Total Return(q)	3 Month LIBOR + 0.18%	USD 1,649	1/19/21	N/A	—	(7)	—	7
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Equity Value Market Hedged Index ER(r)	USD 817	4/27/21	N/A	—	(18)	—	18
Total Total Return Index Swaps						$—	$(598)	$3,443	$4,041

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	9,509	100.00%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(f)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(13,718)	(4,230)	-129.31%
Common Stock
United Continental Holdings In	2,391	83	2.53%
eBay Inc	1,462	77	2.34%
Ally Financial Inc	3,850	76	2.33%
Discover Financial Services	1,518	76	2.32%
Synchrony Financial	3,430	76	2.32%
Delta Air Lines Inc	2,674	75	2.29%
Textron Inc	2,269	75	2.28%
ViacomCBS Inc	3,173	74	2.26%
Citizens Financial Group Inc	2,865	72	2.21%
Southwest Airlines Co	2,096	72	2.19%
VMware Inc	458	71	2.17%
Western Union Co/The	3,283	71	2.17%
Ameriprise Financial Inc	471	71	2.16%
Citigroup Inc	1,382	71	2.16%
Eaton Corp PLC	796	70	2.13%
WestRock Co	2,452	69	2.12%
Caterpillar Inc	548	69	2.12%
Bank of New York Mellon Corp/T	1,784	69	2.11%
Robert Half International Inc	1,286	68	2.08%
Cummins Inc	392	68	2.08%
Whirlpool Corp	522	68	2.07%
Prudential Financial Inc	1,094	67	2.04%
LyondellBasell Industries NV	1,013	67	2.04%
Eastman Chemical Co	951	66	2.03%
Oracle Corp	1,199	66	2.03%
Steel Dynamics Inc	2,527	66	2.02%
M&T Bank Corp	634	66	2.02%
Walgreens Boots Alliance Inc	1,555	66	2.02%
Omnicom Group Inc	1,201	66	2.01%
PulteGroup Inc	1,917	65	1.99%
Reliance Steel & Aluminum Co	684	65	1.98%
Wells Fargo & Co	2,536	65	1.98%
Interpublic Group of Cos Inc/T	3,763	65	1.97%
CenturyLink Inc	6,405	64	1.96%
Lear Corp	589	64	1.96%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
MGM Resorts International	3,824	64	1.96%
HP Inc	3,666	64	1.95%
DaVita Inc	803	64	1.94%
CF Industries Holdings Inc	2,247	63	1.93%
Hewlett Packard Enterprise Co	6,430	63	1.91%
Celanese Corp	721	62	1.90%
Symantec Corp	3,104	62	1.88%
NetApp Inc	1,387	62	1.88%
General Motors Co	2,406	61	1.86%
ConocoPhillips	1,441	61	1.85%
Fox Corp	2,245	60	1.84%
Intel Corp	1,006	60	1.84%
Seagate Technology PLC	1,230	60	1.82%
Universal Health Services Inc	601	56	1.71%

(g)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Amazon.com Inc	171	472	24.86%
Autodesk Inc	1,168	279	14.72%
Fair Isaac Corp	598	250	13.17%
Progressive Corp/The	3,054	245	12.89%
VeriSign Inc	1,070	221	11.66%
Take-Two Interactive Software	1,564	218	11.50%
Vistra Energy Corp	11,413	213	11.20%

(h)
A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
INVITAE CORP	(3,115)	(94)	-0.64%
Atara Biotherapeutics Inc	(6,048)	(88)	-0.60%
Big Lots Inc	(2,071)	(87)	-0.59%
LivePerson Inc	(2,063)	(85)	-0.58%
Maxar Technologies Inc	(4,755)	(85)	-0.58%
Alteryx Inc	(515)	(85)	-0.57%
Coupa Software Inc	(305)	(84)	-0.57%
PetIQ Inc	(2,423)	(84)	-0.57%
Redfin Corp	(2,014)	(84)	-0.57%
MongoDB Inc	(372)	(84)	-0.57%
Puma Biotechnology Inc	(8,064)	(84)	-0.57%
Medifast Inc	(606)	(84)	-0.57%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Trade Desk Inc/The	(207)	(84)	-0.57%
OPKO Health Inc	(24,633)	(84)	-0.57%
TRUPANION INC	(1,962)	(84)	-0.57%
First Majestic Silver Corp	(8,403)	(84)	-0.57%
2U Inc	(2,201)	(84)	-0.57%
Corcept Therapeutics Inc	(4,965)	(84)	-0.57%
United Natural Foods Inc	(4,580)	(83)	-0.57%
Ironwood Pharmaceuticals Inc	(8,065)	(83)	-0.56%
Everbridge Inc	(601)	(83)	-0.56%
Wayfair Inc	(421)	(83)	-0.56%
Trex Co Inc	(639)	(83)	-0.56%
Q2 Holdings Inc	(969)	(83)	-0.56%
Knight-Swift Transportation Ho	(1,984)	(83)	-0.56%
TAUBMAN CENTERS INC	(2,190)	(83)	-0.56%
Biohaven Pharmaceutical Holdin	(1,131)	(83)	-0.56%
Flexion Therapeutics Inc	(6,279)	(83)	-0.56%
Ligand Pharmaceuticals Inc	(737)	(82)	-0.56%
PETMED EXPRESS INC	(2,312)	(82)	-0.56%
Goosehead Insurance Inc	(1,096)	(82)	-0.56%
8x8 Inc	(5,148)	(82)	-0.56%
Infinera Corp	(13,912)	(82)	-0.56%
QTS Realty Trust Inc	(1,285)	(82)	-0.56%
BANDWIDTH INC-CLASS A	(648)	(82)	-0.56%
OLLIE’S BARGAIN OUTLET HOLDI	(843)	(82)	-0.56%
Heron Therapeutics Inc	(5,589)	(82)	-0.56%
iRobot Corp	(980)	(82)	-0.56%
Cincinnati Bell Inc	(5,533)	(82)	-0.56%
COHERUS BIOSCIENCES INC	(4,601)	(82)	-0.56%
Fitbit Inc	(12,715)	(82)	-0.56%
Acacia Communications Inc	(1,222)	(82)	-0.56%
KARYOPHARM THERAPEUTICS INC	(4,336)	(82)	-0.56%
Portola Pharmaceuticals Inc	(4,564)	(82)	-0.56%
Legg Mason Inc	(1,650)	(82)	-0.56%
Delphi Technologies PLC	(5,774)	(82)	-0.56%
ALTAIR ENGINEERING INC – A	(2,064)	(82)	-0.56%
RH	(330)	(82)	-0.56%
WD-40 Co	(414)	(82)	-0.56%
Appfolio Inc	(504)	(82)	-0.56%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(i)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(9,625)	-100.00%

(j)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Carvana Co	4,137	497	2.43%
Credit Acceptance Corp	1,146	480	2.34%
Wayfair Inc	2,428	480	2.34%
PayPal Holdings Inc	2,642	460	2.25%
TransDigm Group Inc	1,036	458	2.23%
Apple Inc	1,240	452	2.21%
Alteryx Inc	2,741	450	2.20%
Adobe Inc	1,032	449	2.19%
Micron Technology Inc	8,639	445	2.17%
Amazon.com Inc	161	444	2.17%
Microsoft Corp	2,148	437	2.13%
New York Times Co/The	10,354	435	2.12%
CarMax Inc	4,848	434	2.12%
RingCentral Inc	1,521	433	2.12%
T-Mobile US Inc	4,109	428	2.09%
GCI Liberty Inc	6,017	428	2.09%
Moody’s Corp	1,536	422	2.06%
Equinix Inc	600	422	2.06%
salesforce.com Inc	2,232	418	2.04%
Cheniere Energy Inc	8,652	418	2.04%
Netflix Inc	914	416	2.03%
Activision Blizzard Inc	5,454	414	2.02%
McKesson Corp	2,677	411	2.00%
Crown Holdings Inc	6,260	408	1.99%
Bank of America Corp	17,132	407	1.99%
Zillow Group Inc	7,061	407	1.99%
JPMorgan Chase & Co	4,302	405	1.98%
Berkshire Hathaway Inc	2,233	399	1.95%
Charles Schwab Corp/The	11,751	396	1.94%
Visa Inc	2,052	396	1.94%
Alphabet Inc	280	396	1.93%
Comcast Corp	10,145	395	1.93%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
SS&C Technologies Holdings Inc	6,986	395	1.93%
Charter Communications Inc	768	392	1.91%
Mastercard Inc	1,324	391	1.91%
Cigna Corp	2,070	389	1.90%
Liberty Broadband Corp	3,129	388	1.89%
Fidelity National Information	2,889	387	1.89%
Facebook Inc	1,699	386	1.88%
GoDaddy Inc	5,250	385	1.88%
Kinder Morgan Inc/DE	25,349	385	1.88%
Booking Holdings Inc	240	382	1.87%
Johnson & Johnson	2,713	382	1.86%
Bristol-Myers Squibb Co	6,466	380	1.86%
Anthem Inc	1,414	372	1.81%
Walt Disney Co/The	3,308	369	1.80%
Altice USA Inc	16,199	365	1.78%
CHANGE HEALTHCARE INC	32,178	360	1.76%
Uber Technologies Inc	11,418	355	1.73%
Iovance Biotherapeutics Inc	10,270	282	1.38%

(k)
A short portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Carvana Co	(3,867)	(465)	-27.57%
Wayfair Inc	(2,194)	(434)	-25.72%
Alteryx Inc	(2,502)	(411)	-24.38%
Zillow Group Inc	(6,535)	(376)	-22.33%

(l)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Carvana Co	390	47	2.43%
Credit Acceptance Corp	108	45	2.34%
Wayfair Inc	229	45	2.34%
PayPal Holdings Inc	249	43	2.25%
TransDigm Group Inc	98	43	2.23%
Apple Inc	117	43	2.21%
Alteryx Inc	258	42	2.20%
Adobe Inc	97	42	2.19%
Micron Technology Inc	814	42	2.17%
Amazon.com Inc	15	42	2.17%
Microsoft Corp	202	41	2.13%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
New York Times Co/The	975	41	2.12%
CarMax Inc	457	41	2.12%
RingCentral Inc	143	41	2.12%
T-Mobile US Inc	387	40	2.09%
GCI Liberty Inc	567	40	2.09%
Moody’s Corp	145	40	2.06%
Equinix Inc	57	40	2.06%
salesforce.com Inc	210	39	2.04%
Cheniere Energy Inc	815	39	2.04%
Netflix Inc	86	39	2.03%
Activision Blizzard Inc	514	39	2.02%
McKesson Corp	252	39	2.00%
Crown Holdings Inc	590	38	1.99%
Bank of America Corp	1,614	38	1.99%
Zillow Group Inc	665	38	1.99%
JPMorgan Chase & Co	405	38	1.98%
Berkshire Hathaway Inc	210	38	1.95%
Charles Schwab Corp/The	1,107	37	1.94%
Visa Inc	193	37	1.94%
Alphabet Inc	26	37	1.93%
Comcast Corp	956	37	1.93%
SS&C Technologies Holdings Inc	658	37	1.93%
Charter Communications Inc	72	37	1.91%
Mastercard Inc	125	37	1.91%
Cigna Corp	195	37	1.90%
Liberty Broadband Corp	295	37	1.89%
Fidelity National Information	272	36	1.89%
Facebook Inc	160	36	1.88%
GoDaddy Inc	494	36	1.88%
Kinder Morgan Inc/DE	2,388	36	1.88%
Booking Holdings Inc	23	36	1.87%
Johnson & Johnson	256	36	1.86%
Bristol-Myers Squibb Co	609	36	1.86%
Anthem Inc	133	35	1.81%
Walt Disney Co/The	312	35	1.80%
Altice USA Inc	1,526	34	1.78%
CHANGE HEALTHCARE INC	3,031	34	1.76%
Uber Technologies Inc	1,075	33	1.73%
Iovance Biotherapeutics Inc	967	27	1.38%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(m)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(190)	(59)	-129.31%
Common Stock
United Continental Holdings In	33	1	2.53%
eBay Inc	20	1	2.34%
Ally Financial Inc	53	1	2.33%
Discover Financial Services	21	1	2.32%
Synchrony Financial	48	1	2.32%
Delta Air Lines Inc	37	1	2.29%
Textron Inc	32	1	2.28%
ViacomCBS Inc	44	1	2.26%
Citizens Financial Group Inc	40	1	2.21%
Southwest Airlines Co	29	1	2.19%
VMware Inc	6	1	2.17%
Western Union Co/The	46	1	2.17%
Ameriprise Financial Inc	7	1	2.16%
Citigroup Inc	19	1	2.16%
Eaton Corp PLC	11	1	2.13%
WestRock Co	34	1	2.12%
Caterpillar Inc	8	1	2.12%
Bank of New York Mellon Corp/T	25	1	2.11%
Robert Half International Inc	18	1	2.08%
Cummins Inc	5	1	2.08%
Whirlpool Corp	7	1	2.07%
Prudential Financial Inc	15	1	2.04%
LyondellBasell Industries NV	14	1	2.04%
Eastman Chemical Co	13	1	2.03%
Oracle Corp	17	1	2.03%
Steel Dynamics Inc	35	1	2.02%
M&T Bank Corp	9	1	2.02%
Walgreens Boots Alliance Inc	22	1	2.02%
Omnicom Group Inc	17	1	2.01%
PulteGroup Inc	27	1	1.99%
Reliance Steel & Aluminum Co	9	1	1.98%
Wells Fargo & Co	35	1	1.98%
Interpublic Group of Cos Inc/T	52	1	1.97%
CenturyLink Inc	89	1	1.96%
Lear Corp	8	1	1.96%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
MGM Resorts International	53	1	1.96%
HP Inc	51	1	1.95%
DaVita Inc	11	1	1.94%
CF Industries Holdings Inc	31	1	1.93%
Hewlett Packard Enterprise Co	89	1	1.91%
Celanese Corp	10	1	1.90%
Symantec Corp	43	1	1.88%
NetApp Inc	19	1	1.88%
General Motors Co	33	1	1.86%
ConocoPhillips	20	1	1.85%
Fox Corp	31	1	1.84%
Intel Corp	14	1	1.84%
Seagate Technology PLC	17	1	1.82%
Universal Health Services Inc	8	1	1.71%

(n)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(751)	(232)	-129.31%
Common Stock
United Continental Holdings In	131	5	2.53%
eBay Inc	80	4	2.34%
Ally Financial Inc	211	4	2.33%
Discover Financial Services	83	4	2.32%
Synchrony Financial	188	4	2.32%
Delta Air Lines Inc	146	4	2.29%
Textron Inc	124	4	2.28%
ViacomCBS Inc	174	4	2.26%
Citizens Financial Group Inc	157	4	2.21%
Southwest Airlines Co	115	4	2.19%
VMware Inc	25	4	2.17%
Western Union Co/The	180	4	2.17%
Ameriprise Financial Inc	26	4	2.16%
Citigroup Inc	76	4	2.16%
Eaton Corp PLC	44	4	2.13%
WestRock Co	134	4	2.12%
Caterpillar Inc	30	4	2.12%
Bank of New York Mellon Corp/T	98	4	2.11%
Robert Half International Inc	70	4	2.08%
Cummins Inc	21	4	2.08%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Whirlpool Corp	29	4	2.07%
Prudential Financial Inc	60	4	2.04%
LyondellBasell Industries NV	55	4	2.04%
Eastman Chemical Co	52	4	2.03%
Oracle Corp	66	4	2.03%
Steel Dynamics Inc	138	4	2.02%
M&T Bank Corp	35	4	2.02%
Walgreens Boots Alliance Inc	85	4	2.02%
Omnicom Group Inc	66	4	2.01%
PulteGroup Inc	105	4	1.99%
Reliance Steel & Aluminum Co	37	4	1.98%
Wells Fargo & Co	139	4	1.98%
Interpublic Group of Cos Inc/T	206	4	1.97%
CenturyLink Inc	351	4	1.96%
Lear Corp	32	4	1.96%
MGM Resorts International	209	4	1.96%
HP Inc	201	3	1.95%
DaVita Inc	44	3	1.94%
CF Industries Holdings Inc	123	3	1.93%
Hewlett Packard Enterprise Co	352	3	1.91%
Celanese Corp	39	3	1.90%
Symantec Corp	170	3	1.88%
NetApp Inc	76	3	1.88%
General Motors Co	132	3	1.86%
ConocoPhillips	79	3	1.85%
Fox Corp	123	3	1.84%
Intel Corp	55	3	1.84%
Seagate Technology PLC	67	3	1.82%
Universal Health Services Inc	33	3	1.71%

(o)
A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Carvana Co	27	3	2.43%
Credit Acceptance Corp	8	3	2.34%
Wayfair Inc	16	3	2.34%
PayPal Holdings Inc	17	3	2.25%
TransDigm Group Inc	7	3	2.23%
Apple Inc	8	3	2.21%
Alteryx Inc	18	3	2.20%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Adobe Inc	7	3	2.19%
Micron Technology Inc	57	3	2.17%
Amazon.com Inc	1	3	2.17%
Microsoft Corp	14	3	2.13%
New York Times Co/The	68	3	2.12%
CarMax Inc	32	3	2.12%
RingCentral Inc	10	3	2.12%
T-Mobile US Inc	27	3	2.09%
GCI Liberty Inc	40	3	2.09%
Moody’s Corp	10	3	2.06%
Equinix Inc	4	3	2.06%
salesforce.com Inc	15	3	2.04%
Cheniere Energy Inc	57	3	2.04%
Netflix Inc	6	3	2.03%
Activision Blizzard Inc	36	3	2.02%
McKesson Corp	18	3	2.00%
Crown Holdings Inc	41	3	1.99%
Bank of America Corp	113	3	1.99%
Zillow Group Inc	47	3	1.99%
JPMorgan Chase & Co	28	3	1.98%
Berkshire Hathaway Inc	15	3	1.95%
Charles Schwab Corp/The	78	3	1.94%
Visa Inc	14	3	1.94%
Alphabet Inc	2	3	1.93%
Comcast Corp	67	3	1.93%
SS&C Technologies Holdings Inc	46	3	1.93%
Charter Communications Inc	5	3	1.91%
Mastercard Inc	9	3	1.91%
Cigna Corp	14	3	1.90%
Liberty Broadband Corp	21	3	1.89%
Fidelity National Information	19	3	1.89%
Facebook Inc	11	3	1.88%
GoDaddy Inc	35	3	1.88%
Kinder Morgan Inc/DE	167	3	1.88%
Booking Holdings Inc	2	3	1.87%
Johnson & Johnson	18	3	1.86%
Bristol-Myers Squibb Co	43	3	1.86%
Anthem Inc	9	2	1.81%
Walt Disney Co/The	22	2	1.80%
Altice USA Inc	107	2	1.78%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
CHANGE HEALTHCARE INC	212	2	1.76%
Uber Technologies Inc	75	2	1.73%
Iovance Biotherapeutics Inc	68	2	1.38%

(p)
Long exposure in a stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 2000	1,931	100.00%

(q)
Short exposure in a stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire U.S. stock market.

Top Underlying Components	Notional	Percentage of Notional
Index
Russell 1000	(1,661)	-100.00%

(r)
Long position in a basket of U.S. stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
S&P 500	(3,354)	(1,034)	-129.31%
Common Stock
United Continental Holdings In	585	20	2.53%
eBay Inc	358	19	2.34%
Ally Financial Inc	941	19	2.33%
Discover Financial Services	371	19	2.32%
Synchrony Financial	839	19	2.32%
Delta Air Lines Inc	654	18	2.29%
Textron Inc	555	18	2.28%
ViacomCBS Inc	776	18	2.26%
Citizens Financial Group Inc	701	18	2.21%
Southwest Airlines Co	513	18	2.19%
VMware Inc	112	17	2.17%
Western Union Co/The	803	17	2.17%
Ameriprise Financial Inc	115	17	2.16%
Citigroup Inc	338	17	2.16%
Eaton Corp PLC	195	17	2.13%
WestRock Co	600	17	2.12%
Caterpillar Inc	134	17	2.12%
Bank of New York Mellon Corp/T	436	17	2.11%
Robert Half International Inc	314	17	2.08%
See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Cummins Inc	96	17	2.08%
Whirlpool Corp	128	17	2.07%
Prudential Financial Inc	267	16	2.04%
LyondellBasell Industries NV	248	16	2.04%
Eastman Chemical Co	233	16	2.03%
Oracle Corp	293	16	2.03%
Steel Dynamics Inc	618	16	2.02%
M&T Bank Corp	155	16	2.02%
Walgreens Boots Alliance Inc	380	16	2.02%
Omnicom Group Inc	294	16	2.01%
PulteGroup Inc	469	16	1.99%
Reliance Steel & Aluminum Co	167	16	1.98%
Wells Fargo & Co	620	16	1.98%
Interpublic Group of Cos Inc/T	920	16	1.97%
CenturyLink Inc	1,566	16	1.96%
Lear Corp	144	16	1.96%
MGM Resorts International	935	16	1.96%
HP Inc	897	16	1.95%
DaVita Inc	196	16	1.94%
CF Industries Holdings Inc	549	15	1.93%
Hewlett Packard Enterprise Co	1,572	15	1.91%
Celanese Corp	176	15	1.90%
Symantec Corp	759	15	1.88%
NetApp Inc	339	15	1.88%
General Motors Co	588	15	1.86%
ConocoPhillips	352	15	1.85%
Fox Corp	549	15	1.84%
Intel Corp	246	15	1.84%
Seagate Technology PLC	301	15	1.82%
Universal Health Services Inc	147	14	1.71%
See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Schedule of Investments
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments – 98.5%
State Street Institutional Liquid Reserves Fund – Premier Class	(c)	0.35%	1,913,330	$1,914	$1,914
Total Short-Term Investments				$1,914	$1,914
TOTAL INVESTMENTS – 98.5%				$1,914	$1,914
Other Assets in Excess of Liabilities – 1.5%					28
Net Assets – 100.0%					$1,942
Total Return Index Swaps(d) – 1.6%
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3 Month LIBOR + 0.25%	Total return on BNP Equity US Long Basket Index(e)	USD 1,694	7/22/20	Quarterly	$—	$249	$249	$—
BNP Paribas	Total return on BNP Equity US Short Basket Index(f)	3 Month LIBOR + 0.10%	USD 1,178	7/22/20	Quarterly	—	(218)	—	218
Total Total Return Index Swaps						$—	$31	$249	$218

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Fair value as of June 30, 2020 is determined by the board of trustees of FS Series Trust (the “Trust”). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(c)
Rate represents the seven-day yield as of June 30, 2020. The State Street Institutional Liquid Reserves Fund’s financial statements are available on the SEC’s website at http://www.sec.gov.

(d)
The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(e)
Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Tech Data Corp	206	30	1.54%
Anixter International Inc	294	29	1.47%
Citrix Systems Inc	193	29	1.46%
Pacific Premier Bancorp Inc	1,306	28	1.45%
LogMeIn Inc	334	28	1.45%
Legg Mason Inc	567	28	1.45%
El Paso Electric Co	416	28	1.43%
Campbell Soup Co	547	27	1.39%
Tiffany & Co	220	27	1.38%
See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
TEGNA Inc	2,395	27	1.37%
Fidelity National Financial In	862	26	1.36%
Ameriprise Financial Inc	176	26	1.36%
Symantec Corp	1,303	26	1.33%
TAUBMAN CENTERS INC	666	25	1.29%
Mobile Mini Inc	840	25	1.27%
Workday Inc	118	22	1.13%
MarketAxess Holdings Inc	44	22	1.13%
CyrusOne Inc	293	21	1.09%
SEI Investments Co	341	19	0.96%
Aspen Technology Inc	180	19	0.96%
West Pharmaceutical Services I	82	19	0.95%
Lennox International Inc	79	18	0.95%
Illinois Tool Works Inc	105	18	0.95%
Evergy Inc	308	18	0.94%
Domtar Corp	858	18	0.93%
Dollar General Corp	94	18	0.92%
Colgate-Palmolive Co	243	18	0.91%
McKesson Corp	115	18	0.91%
WPX Energy Inc	2,733	17	0.90%
HollyFrontier Corp	593	17	0.89%
Willis Towers Watson PLC	88	17	0.89%
Range Resources Corp	2,982	17	0.86%
Voya Financial Inc	358	17	0.86%
Charles River Laboratories Int	93	16	0.83%
Unum Group	973	16	0.83%
Cullen/Frost Bankers Inc	216	16	0.83%
New Residential Investment Cor	2,145	16	0.82%
Mattel Inc	1,621	16	0.80%
Lear Corp	141	15	0.79%
Regal Beloit Corp	175	15	0.78%
Principal Financial Group Inc	367	15	0.78%
Agilent Technologies Inc	172	15	0.78%
Applied Materials Inc	251	15	0.78%
Outfront Media Inc	1,059	15	0.77%
NetApp Inc	338	15	0.77%
PACCAR Inc	198	15	0.76%
IDEXX Laboratories Inc	44	15	0.75%
NIKE Inc	147	14	0.74%
Tractor Supply Co	107	14	0.73%
Air Products & Chemicals Inc	58	14	0.72%
See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

(f)
Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Trinity Industries Inc	(1,230)	(26)	-1.87%
CIT Group Inc	(1,114)	(23)	-1.65%
Stericycle Inc	(382)	(21)	-1.53%
OneMain Holdings Inc	(870)	(21)	-1.53%
Cognizant Technology Solutions	(372)	(21)	-1.51%
Illumina Inc	(54)	(20)	-1.42%
Newell Brands Inc	(1,236)	(20)	-1.40%
Kraft Heinz Co/The	(589)	(19)	-1.34%
Zebra Technologies Corp	(71)	(18)	-1.30%
United Continental Holdings In	(520)	(18)	-1.29%
Cognex Corp	(293)	(17)	-1.25%
Raymond James Financial Inc	(252)	(17)	-1.24%
WW Grainger Inc	(55)	(17)	-1.23%
Cable One Inc	(9)	(17)	-1.20%
Omega Healthcare Investors Inc	(554)	(16)	-1.18%
EPR Properties	(491)	(16)	-1.16%
Lamb Weston Holdings Inc	(250)	(16)	-1.14%
Spirit Realty Capital Inc	(450)	(16)	-1.12%
Guidewire Software Inc	(140)	(16)	-1.11%
Henry Schein Inc	(264)	(15)	-1.10%
Marriott International Inc/MD	(179)	(15)	-1.10%
MGIC Investment Corp	(1,830)	(15)	-1.07%
Philip Morris International In	(212)	(15)	-1.06%
Littelfuse Inc	(87)	(15)	-1.06%
Quanta Services Inc	(377)	(15)	-1.06%
CoStar Group Inc	(20)	(15)	-1.04%
Trade Desk Inc/The	(36)	(14)	-1.03%
Roku Inc	(124)	(14)	-1.03%
Varian Medical Systems Inc	(117)	(14)	-1.03%
Occidental Petroleum Corp	(760)	(14)	-0.99%
Polaris Industries Inc	(150)	(14)	-0.99%
Athene Holding Ltd	(444)	(14)	-0.99%
SITE Centers Corp	(1,704)	(14)	-0.99%
Helmerich & Payne Inc	(705)	(14)	-0.98%
Textron Inc	(417)	(14)	-0.98%
E*TRADE Financial Corp	(274)	(14)	-0.98%
Alcoa Corp	(1,210)	(14)	-0.97%
See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Schedule of Investments — (continued)
As of June 30, 2020
(dollar values in thousands, except share and per share amounts)

Top Underlying Components	Shares	Notional	Percentage of Notional
Arista Networks Inc	(64)	(13)	-0.96%
Apple Hospitality REIT Inc	(1,360)	(13)	-0.94%
MEDNAX Inc	(758)	(13)	-0.93%
AGCO Corp	(232)	(13)	-0.92%
Bluebird Bio Inc	(210)	(13)	-0.92%
Jabil Inc	(400)	(13)	-0.92%
Hexcel Corp	(282)	(13)	-0.91%
Goldman Sachs Group Inc/The	(64)	(13)	-0.91%
Nordstrom Inc	(815)	(13)	-0.90%
Best Buy Co Inc	(143)	(13)	-0.89%
Woodward Inc	(160)	(12)	-0.89%
EchoStar Corp	(439)	(12)	-0.88%
Dollar Tree Inc	(131)	(12)	-0.87%
See notes to unaudited financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities
(dollar values in thousands, except share and per share data)

	June 30, 2020
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Assets
Investments, at fair value	$170,394	$2,252	$2,012	$2,172
Cash	1,431	—	—	3
Foreign currency, at fair value	120	—	6	—
Collateral held at broker(1)	38,090	—	—	540
Receivable for investments sold	2,303	—	—	—
Receivable from Fund shares sold	263	—	—	—
Receivable due from investment manager	999	56	55	66
Dividends receivable	38	1	1	1
Interest receivable	1,106	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	7	—	—	—
Unrealized appreciation on swap contracts(2)	1,959	32	9	33
Payment due from broker	648	15	30	135
Prepaid expenses and other assets	2,431	14	14	15
Total assets	$219,789	$2,370	$2,127	$2,965
Liabilities
Investments sold short, at fair value	$36,327	$—	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	1	—	—	—
Unrealized depreciation on swap contracts(2)	2,754	64	27	16
Due to custodian	—	16	—	—
Payable for investments purchased	3,838	—	—	—
Payment due to broker	867	1	—	1
Payable for Fund shares repurchased	264	—	—	—
Dividends payable	68	—	—	—
Management fees payable	1,130	—	—	—
Administrative services expense payable	482	26	26	39
Accounting and administrative fees payable	—	8	8	7
Professional fees payable	—	42	40	45
Trustees’ fees payable	43	1	1	1
Interest payable for investment sold short	67	—	—	—
Service fee – Class A	2	—	—	—
Other accrued expenses and liabilities	61	—	—	—
Total liabilities	$45,904	$158	$102	$109
Net assets	$173,885	$2,212	$2,025	$2,856
Composition of net assets
Common shares, $0.001 par value	$18	$—	$—	$—
Capital in excess of par value	185,350	2,010	2,037	3,024
Accumulated earnings (deficit)	(11,483)	202	(12)	(168)
Net assets	$173,885	$2,212	$2,025	$2,856
Investments, at amortized cost	$163,043	$2,252	$2,012	$2,172
Foreign currency, at cost	$120	$—	$6	$—
Investments sold short, at proceeds	$34,764	$—	$—	$—
Commitments and contingencies(3)	$—	$—	$—	$—
Class A Shares
Net Assets	$10,178	$27	$25	$24
Shares Outstanding	1,053,945	2,500	2,500	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.66	$10.99	$9.94	$9.44
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$10.25	$11.66	$10.55	$10.02
Class I Shares
Net Assets	$163,707	$2,185	$2,000	$2,832
Shares Outstanding	16,864,929	198,617	201,180	299,761
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.71	$11.00	$9.94	$9.45

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Assets and Liabilities — (continued)
(dollar values in thousands, except share and per share data)

	June 30, 2020
	FS Long/Short Equity Fund	FS Event Driven Fund
Assets
Investments, at fair value	$22,082	$1,914
Cash	—	—
Foreign currency, at fair value	—	—
Collateral held at broker(1)	870	—
Receivable for investments sold	—	—
Receivable from Fund shares sold	295	—
Receivable due from investment manager	103	52
Dividends receivable	6	1
Interest receivable	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Unrealized appreciation on swap contracts(2)	3,593	249
Payment due from broker	—	8
Prepaid expenses and other assets	5	13
Total assets	$26,954	$2,237
Liabilities
Investments sold short, at fair value	$—	$—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Unrealized depreciation on swap contracts(2)	4,041	218
Due to custodian	—	—
Payable for investments purchased	—	—
Payment due to broker	177	6
Payable for Fund shares repurchased	—	—
Dividends payable	—	—
Management fees payable	27	—
Administrative services expense payable	17	26
Accounting and administrative fees payable	10	6
Professional fees payable	35	38
Trustees’ fees payable	1	1
Interest payable for investment sold short	—	—
Service fee – Class A	—	—
Other accrued expenses and liabilities	207	—
Total liabilities	$4,515	$295
Net assets	$22,439	$1,942
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$2	$—
Capital in excess of par value	23,243	2,000
Accumulated earnings (deficit)	(806)	(58)
Net assets	$22,439	$1,942
Investments, at amortized cost	$22,082	$1,914
Foreign currency, at cost	$—	$—
Investments sold short, at proceeds	$—	$—
Commitments and contingencies(3)	$—	$—
Class A Shares
Net Assets	$1,386	$24
Shares Outstanding	154,159	2,500
Net Asset Value (“NAV”) and Redemption Price Per Share (net assets ÷ shares outstanding)	$8.99	$9.70
Maximum Offering Price Per Share (NAV ÷ 94.25% of net asset value per share)	$9.54	$10.29
Class I Shares
Net Assets	$21,053	$1,918
Shares Outstanding	2,339,420	197,500
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$9.00	$9.71

(1)
Represents cash on deposit at broker.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations
(dollar values in thousands)

	Six Months Ended June 30, 2020
	FS Multi-Strategy Alternatives Fund	FS Managed Futures Fund	FS Global Macro Fund	FS Real Asset Fund
Investment income
Interest income	$1,933	$—	$—	$1
Dividend income*	805	9	8	10
Other fee income	1	—	—	—
Total investment income	2,739	9	8	11
Operating expenses
Management fees	1,179	12	12	16
Administrative services expenses	635	36	36	54
Accounting and administrative fees	121	26	24	23
Other professional fees	429	—	—	—
Audit fees	52	13	13	13
Legal fees	64	11	11	16
Trustees’ fees	26	—	—	—
Distribution and service fees – Class A	14	—	—	—
Dividend and interest expense on securities sold short	260	—	—	—
Other general and administrative expenses	220	29	28	28
Total operating expenses	3,000	127	124	150
Less: Expense reimbursement from sponsor(1)	(955)	(112)	(111)	(132)
Less: Waiver from adviser(1)	—	(12)	(12)	(16)
Net operating expenses	2,045	3	1	2
Net investment income (loss)	694	6	7	9
Realized and unrealized gain/loss
Net realized gain (loss) on investments	(2,849)	(1)	(24)	(106)
Net realized gain (loss) on forward foreign currency exchange contracts	130	—	—	—
Net realized gain (loss) on total return swaps(2)	(7,708)	215	27	(87)
Net realized gain (loss) on investments sold short	133	—	—	—
Net realized gain (loss) on foreign currency	(96)	—	1	—
Net change in unrealized appreciation (depreciation) on investments	(526)	—	(7)	(28)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	15	—	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	118	(10)	(15)	(10)
Net change in unrealized appreciation (depreciation) on investments sold short	(915)	—	—	—
Net change in unrealized gain (loss) on foreign currency	(4)	—	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	(11,702)	204	(18)	(231)
Net increase (decrease) in net assets resulting from operations	$(11,008)	$210	$(11)	$(222)
* Net of tax withholding	$68	$—	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Unaudited Consolidated Statements of Operations — (continued)
(dollar values in thousands)

	June 30, 2020
	FS Long/Short Equity Fund	FS Event Driven Fund
Investment income
Interest income	$—	$—
Dividend income*	29	9
Other fee income	—	—
Total investment income	29	9
Operating expenses
Management fees	64	12
Administrative services expenses	137	36
Accounting and administrative fees	33	20
Other professional fees	—	—
Audit fees	13	13
Legal fees	9	8
Trustees’ fees	—	—
Distribution and service fees – Class A	2	—
Dividend and interest expense on securities sold short	—	—
Other general and administrative expenses	29	30
Total operating expenses	287	119
Less: Expense reimbursement from sponsor(1)	(208)	(104)
Less: Waiver from adviser(1)	(32)	(12)
Net operating expenses	47	3
Net investment income (loss)	(18)	6
Realized and unrealized gain/loss
Net realized gain (loss) on investments	(2)	—
Net realized gain (loss) on forward foreign currency exchange contracts	—	—
Net realized gain (loss) on total return swaps(2)	(368)	(82)
Net realized gain (loss) on investments sold short	—	—
Net realized gain (loss) on foreign currency	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(2)	(358)	(8)
Net change in unrealized appreciation (depreciation) on investments sold short	—	—
Net change in unrealized gain (loss) on foreign currency	—	—
Total net realized gain (loss) and unrealized appreciation (depreciation)	(728)	(90)
Net increase (decrease) in net assets resulting from operations	$(746)	$(84)
* Net of tax withholding	$—	$—

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 7 for a discussion of the Fund’s total return swap agreements.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets
(dollar values in thousands)

	FS Multi-Strategy Alternatives Fund		FS Managed Futures Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Operations
Net investment income	$694	$2,202	$6	$41
Net realized gain (loss)	(10,390)	(1,171)	214	(16)
Net change in unrealized appreciation (depreciation) on investments	(526)	9,568	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	15	(9)	—	—
Net change in unrealized appreciation (depreciation) on total return swaps(1)	118	(1,858)	(10)	(22)
Net change in unrealized appreciation (depreciation) on investments sold short	(915)	(1,124)	—	—
Net change in unrealized gain (loss) on foreign currency	(4)	4	—	—
Net increase (decrease) in net assets resulting from operations	(11,008)	7,612	210	3
Shareholder distributions
Distributions to shareholders
Class A	—	(214)	—	—
Class I	—	(3,959)	—	(12)
Net decrease in net assets resulting from shareholder distributions	—	(4,173)	—	(12)
Capital share transactions(2)
Net increase (decrease) in net assets resulting from capital share transactions	(10,623)	94,757	—	11
Total increase (decrease) in net assets	(21,631)	98,196	210	2
Net assets at beginning of period	195,516	97,320	2,002	2,000
Net assets at end of period	$173,885	$195,516	$2,212	$2,002

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Global Macro Fund		FS Real Asset Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Operations
Net investment income	$7	$42	$9	$62
Net realized gain (loss)	4	49	(193)	184
Net change in unrealized appreciation (depreciation) on investments	(7)	7	(28)	28
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(15)	(3)	(10)	27
Net increase (decrease) in net assets resulting from operations	(11)	95	(222)	301
Shareholder distributions
Distributions to shareholders
Class A	—	(1)	—	(2)
Class I	(8)	(87)	(24)	(221)
Net decrease in net assets resulting from shareholder distributions	(8)	(88)	(24)	(223)
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	—	37	—	24
Total increase (decrease) in net assets	(19)	44	(246)	102
Net assets at beginning of period	2,044	2,000	3,102	3,000
Net assets at end of period	$2,025	$2,044	$2,856	$3,102

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Series Trust
Consolidated Statements of Changes in Net Assets — (continued)
(dollar values in thousands)

	FS Long/Short Equity Fund		FS Event Driven Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year ended December 31, 2019
Operations
Net investment income (loss)	$(18)	$49	$6	$41
Net realized gain (loss)	(370)	402	(82)	17
Net change in unrealized appreciation (depreciation) on total return swaps(1)	(358)	(90)	(8)	39
Net increase (decrease) in net assets resulting from operations	(746)	361	(84)	97
Shareholder distributions
Distributions to shareholders
Class A	—	(5)	—	(1)
Class I	—	(417)	—	(70)
Net decrease in net assets resulting from shareholder distributions	—	(422)	—	(71)
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	19,737	1,509	—	—
Total increase (decrease) in net assets	18,991	1,448	(84)	26
Net assets at beginning of period	3,448	2,000	2,026	2,000
Net assets at end of period	$22,439	$3,448	$1,942	$2,026

(1)
See Note 7 for a discussion of the Fund’s total return swap agreements.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.22	$9.68	$10.18	$10.00
Results of operations
Net investment income(2)	0.02	0.15	0.15	0.05
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.58)	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	(0.56)	0.74	(0.42)	0.18
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.20)	—	—
Distributions from net realized gain on investments	—	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.20)	(0.08)	—
Net asset value, end of period	$9.66	$10.22	$9.68	$10.18
Shares outstanding, end of period	1,053,945	1,073,885	776,764	281,056
Total return(4)	(5.48)%(5)	7.68%	(4.12)%	1.80%(5)
Ratio/Supplemental Data:
Net assets, end of period	$10,178	$10,973	$7,521	$2,860
Ratio of net investment income to average net assets(6)	0.50%	1.46%	1.55%	0.81%
Ratio of total operating expenses to average net assets(6)	3.41%	3.55%	3.63%	5.34%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(1.01)%	(1.74)%	(2.76)%	(4.57)%
Ratio of net operating expenses to average net assets(6)	2.40%	1.81%	0.87%	0.77%
Portfolio turnover rate(5)	120%	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (0.51)%, (0.28)%, (1.21)% and (3.76)% for the six months ended June 30, 2020, year ended December 31, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Multi-Strategy Alternatives Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from May 16, 2017 (Commencement of Operations) through December 31, 2017
Per Share Data:(1)
Net asset value, beginning of period	$10.25	$9.72	$10.19	$10.00
Results of operations
Net investment income(2)	0.04	0.17	0.18	0.06
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.58)	0.59	(0.57)	0.13
Net increase (decrease) in net assets resulting from operations	(0.54)	0.76	(0.39)	0.19
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.23)	—	—
Distributions from net realized gain on investments	—	—	(0.08)	—
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.23)	(0.08)	—
Net asset value, end of period	$9.71	$10.25	$9.72	$10.19
Shares outstanding, end of period	16,864,929	17,997,221	9,241,564	5,043,239
Total return(4)	(5.27)%(5)	7.77%	(3.82)%	1.90%(5)
Ratio/Supplemental Data:
Net assets, end of period	$163,707	$184,543	$89,799	$51,387
Ratio of net investment income to average net assets(6)	0.75%	1.65%	1.80%	0.88%
Ratio of total operating expenses to average net assets(6)	3.16%	3.28%	3.54%	4.62%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(1.01)%	(1.69)%	(2.91)%	(4.10)%
Ratio of net operating expenses to average net assets(6)	2.15%	1.59%	0.63%	0.52%
Portfolio turnover rate(5)	120%	178%	317%	133%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (0.26)%, (0.04)%, (1.10)% and (3.22)% for the six months ended June 30, 2020, year ended December 31, 2019, year ended December 31, 2018 and for the period from May 16, 2017 (Commencement of Operations) through December 31, 2017, respectively.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$9.96	$10.00
Results of operations
Net investment income(2)	0.02	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.01	(0.19)
Net increase (decrease) in net assets resulting from operations	1.03	(0.01)
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.03)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.03)
Net asset value, end of period	$10.99	$9.96
Shares outstanding, end of period	2,500	2,500
Total return(4)	10.35%(5)	(0.15)%
Ratio/Supplemental Data:
Net assets, end of period	$27	$25
Ratio of net investment income to average net assets(6)	0.32%	1.77%
Ratio of total operating expenses to average net assets(6)	12.09%	10.14%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(11.59)%	(9.64)%
Ratio of net operating expenses to average net assets(6)	0.50%	0.50%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.27)% and (7.87)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Managed Futures Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$9.96	$10.00
Results of operations
Net investment income(2)	0.03	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	1.01	(0.18)
Net increase (decrease) in net assets resulting from operations	1.04	0.02
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.06)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.06)
Net asset value, end of period	$11.00	$9.96
Shares outstanding, end of period	198,617	198,617
Total return(4)	10.55%(5)	0.10%
Ratio/Supplemental Data:
Net assets, end of period	$2,185	$1,977
Ratio of net investment income to average net assets(6)	0.57%	2.02%
Ratio of total operating expenses to average net assets(6)	11.84%	9.89%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(11.59)%	(9.64)%
Ratio of net operating expenses to average net assets(6)	0.25%	0.25%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.02)% and (7.62)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.03	$10.00
Results of operations
Net investment income(2)	0.02	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.08)	0.26
Net increase (decrease) in net assets resulting from operations	(0.06)	0.44
Shareholder Distributions:(3)
Distributions from net investment income	(0.03)	(0.41)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.03)	(0.41)
Net asset value, end of period	$9.94	$10.03
Shares outstanding, end of period	2,500	2,500
Total return(4)	(0.36)%(5)	4.42%
Ratio/Supplemental Data:
Net assets, end of period	$25	$25
Ratio of net investment income to average net assets(6)	0.35%	1.73%
Ratio of total operating expenses to average net assets(6)	12.64%	10.88%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(12.14)%	(10.38)%
Ratio of net operating expenses to average net assets(6)	0.50%	0.50%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.79)% and (8.65)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Global Macro Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.03	$10.00
Results of operations
Net investment income(2)	0.03	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.08)	0.27
Net increase (decrease) in net assets resulting from operations	(0.05)	0.47
Shareholder Distributions:(3)
Distributions from net investment income	(0.04)	(0.44)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.04)	(0.44)
Net asset value, end of period	$9.94	$10.03
Shares outstanding, end of period	201,180	201,167
Total return(4)	(0.30)%(5)	4.68%
Ratio/Supplemental Data:
Net assets, end of period	$2,000	$2,019
Ratio of net investment income to average net assets(6)	0.59%	1.98%
Ratio of total operating expenses to average net assets(6)	12.39%	10.63%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(12.14)%	(10.38)%
Ratio of net operating expenses to average net assets(6)	0.25%	0.25%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.55)% and (8.40)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.26	$10.00
Results of operations
Net investment income(2)	0.02	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.77)	0.79
Net increase (decrease) in net assets resulting from operations	(0.75)	0.97
Shareholder Distributions:(3)
Distributions from net investment income	(0.07)	(0.71)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.07)	(0.71)
Net asset value, end of period	$9.44	$10.26
Shares outstanding, end of period	2,500	2,500
Total return(4)	(7.17)%(5)	9.87%
Ratio/Supplemental Data:
Net assets, end of period	$24	$26
Ratio of net investment income to average net assets(6)	0.32%	1.72%
Ratio of total operating expenses to average net assets(6)	11.03%	8.95%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(10.53)%	(8.45)%
Ratio of net operating expenses to average net assets(6)	0.50%	0.50%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (10.21)% and (6.73)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Real Asset Fund
Unaudited Consolidated Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.26	$10.00
Results of operations
Net investment income(2)	0.03	0.21
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.76)	0.79
Net increase (decrease) in net assets resulting from operations	(0.73)	1.00
Shareholder Distributions:(3)
Distributions from net investment income	(0.08)	(0.74)
Net increase (decrease) in net assets resulting from shareholder distributions	(0.08)	(0.74)
Net asset value, end of period	$9.45	$10.26
Shares outstanding, end of period	299,761	299,740
Total return(4)	(7.01)%(5)	10.14%
Ratio/Supplemental Data:
Net assets, end of period	$2,832	$3,076
Ratio of net investment income to average net assets(6)	0.57%	1.97%
Ratio of total operating expenses to average net assets(6)	10.78%	8.71%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(10.53)%	(8.46)%
Ratio of net operating expenses to average net assets(6)	0.25%	0.25%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (9.96)% and (6.49)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited consolidated financial statements.

FS Long/Short Equity Fund
Unaudited Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$9.85	$10.00
Results of operations
Net investment income(2)	(0.01)	0.16
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.85)	1.77
Net increase (decrease) in net assets resulting from operations	(0.86)	1.93
Shareholder Distributions:(3)
Distributions from net investment income	—	(2.08)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(2.08)
Net asset value, end of period	$8.99	$9.85
Shares outstanding, end of period	154,159	151,605
Total return(4)	(8.73)%(5)	18.84%
Ratio/Supplemental Data:
Net assets, end of period	$1,386	$1,494
Ratio of net investment income to average net assets(6)	(0.17)%	1.50%
Ratio of total operating expenses to average net assets(6)	5.59%	8.97%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(4.50)%	(8.47)%
Ratio of net operating expenses to average net assets(6)	1.09%	0.50%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (4.67)% and (6.97)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited financial statements.

FS Long/Short Equity Fund
Unaudited Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$9.85	$10.00
Results of operations
Net investment income(2)	(0.02)	0.24
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.83)	1.72
Net increase (decrease) in net assets resulting from operations	(0.85)	1.96
Shareholder Distributions:(3)
Distributions from net investment income	—	(2.11)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(2.11)
Net asset value, end of period	$9.00	$9.85
Shares outstanding, end of period	2,339,420	198,299
Total return(4)	(8.54)%(5)	18.99%
Ratio/Supplemental Data:
Net assets, end of period	$21,053	$1,954
Ratio of net investment income to average net assets(6)	(0.35)%	2.14%
Ratio of total operating expenses to average net assets(6)	5.35%	9.18%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(4.50)%	(8.93)%
Ratio of net operating expenses to average net assets(6)	0.85%	0.25%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (4.85)% and (6.79)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Financial Highlights — Class A Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.13	$10.00
Results of operations
Net investment income(2)	0.02	0.18
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.45)	0.28
Net increase (decrease) in net assets resulting from operations	(0.43)	0.46
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.33)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.33)
Net asset value, end of period	$9.70	$10.13
Shares outstanding, end of period	2,500	2,500
Total return(4)	(4.15)%(5)	4.51%
Ratio/Supplemental Data:
Net assets, end of period	$24	$25
Ratio of net investment income to average net assets(6)	0.42%	1.75%
Ratio of total operating expenses to average net assets(6)	12.37%	9.52%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(11.87)%	(9.02)%
Ratio of net operating expenses to average net assets(6)	0.50%	0.50%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.45)% and (7.27)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited financial statements.

FS Event Driven Fund
Unaudited Financial Highlights — Class I Shares
(in thousands, except share and per share amounts)

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$10.13	$10.00
Results of operations
Net investment income(2)	0.03	0.20
Net realized gain (loss) and unrealized appreciation (depreciation) on investments	(0.45)	0.29
Net increase (decrease) in net assets resulting from operations	(0.42)	0.49
Shareholder Distributions:(3)
Distributions from net investment income	—	(0.36)
Net increase (decrease) in net assets resulting from shareholder distributions	—	(0.36)
Net asset value, end of period	$9.71	$10.13
Shares outstanding, end of period	197,500	197,500
Total return(4)	(4.05)%(5)	4.76%
Ratio/Supplemental Data:
Net assets, end of period	$1,918	$2,001
Ratio of net investment income to average net assets(6)	0.68%	2.00%
Ratio of total operating expenses to average net assets(6)	12.12%	9.27%
Ratio of expense reimbursement from sponsor to average net assets(6)(7)	(11.87)%	(9.02)%
Ratio of net operating expenses to average net assets(6)	0.25%	0.25%
Portfolio turnover rate(5)	—%	—%

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return for each period presented is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’s net asset value per share on the ex-dividend date. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets for the applicable period is used for this calculation. Data for periods of less than one year is annualized.

(7)
Had the sponsor not reimbursed certain operating expenses, the ratio of net investment income (loss) to average net assets would have been (11.19)% and (7.02)% for the six months ended June 30, 2020 and year ended December 31, 2019, respectively.

See notes to unaudited financial statements.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements
(dollar values in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2020, the Trust consists of seven active series, six of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset and Long/Short Equity, the “Alt Beta Funds” and each individually, an “Alt Beta Fund”). The remaining active series is reported in a separate book. FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.
FSMS commenced investment operations on May 16, 2017. Each of the Alt Beta Funds commenced investment operations on December 31, 2018 and had no activity other than investing their cash in a money market fund. As such, no financial highlights for 2018 have been presented.
Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.
•
FS Multi-Strategy Alternatives Fund seeks to provide shareholders with positive absolute returns over a complete market cycle.

•
FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•
FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•
FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•
FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•
FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
As of June 30, 2020, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated financial statements include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying consolidated financial statements of the Funds have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. Each Fund has evaluated the impact of subsequent events through the date the respective consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission (“SEC”).

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

Use of Estimates: The preparation of the Funds’ unaudited consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the unaudited consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Funds consider all highly liquid investments with original maturities of three months or less to be cash equivalents. The Funds invests their excess cash in an institutional money market fund, which is stated at fair value. The Funds’ uninvested cash is maintained with a high credit quality financial institution.
Valuation of Portfolio Investments: The Funds determine the net asset value (“NAV”) of their common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session (normally 4:00 pm Eastern Time). Each Class A share of beneficial interest (“Class A Share”) is offered at NAV plus the applicable sales load, while each Class I Share of beneficial interest (“Class I Share”) is offered at NAV. The Funds calculate NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV of the applicable share class is determined. As such, the NAV of each class of shares may vary if such Fund sells different amounts of shares per class. The Funds’ assets and liabilities are valued in accordance with the principles set forth below.
The Adviser values the Funds’ assets in good faith pursuant to the Funds’ valuation policy and consistently applied valuation process, which was developed by the audit committee of the Trust’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Funds’ investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Funds’ valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) issued by the Financial Accounting Standards Board (“FASB”) clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
When determining the fair value of an asset or liability, the Adviser seeks to determine the price that would be received from the sale of the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date, in accordance with ASC Topic 820. Fair value determinations are based upon all available inputs that the Adviser deems relevant, which may include indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. However, determination of fair value involves subjective judgments and estimates. Accordingly, the notes to the Funds’ unaudited consolidated financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Funds’ unaudited consolidated financial statements.
The Funds expect that their portfolios will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated over-the-counter (“OTC”) secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

For purposes of calculating NAV, the Adviser uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is trade.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Funds value such security using quotations obtained from an independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For investments for which a third-party pricing service is unable to obtain quoted prices, the Funds obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities are valued at the midpoint of the average bid and ask prices obtained from such sources.

•
To the extent that the Funds hold investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Funds will value such investments at fair value as determined in good faith by the Adviser in accordance with the Funds’ valuation policy and pursuant to authority delegated by the Board as described below. In making such determination, the Adviser may rely upon valuations obtained from an independent valuation firm.

•
Forward foreign currency exchange contracts are valued at the mean of the appropriate foreign exchange rates at the close of regular trading on the NYSE. Exchange rates and forward points used to convert prices are obtained from independent third-party pricing services.

In making its determination of fair value, the Adviser may use independent third-party pricing or valuation services; provided that the Adviser shall not be required to determine fair value in accordance with the valuation provided by any single source, and the Adviser shall retain the discretion to use any relevant data, including information obtained from any independent third-party valuation or pricing service, that the Adviser deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists. Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or a Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a portfolio company and its specific strengths and weaknesses, and

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the portfolio company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.
If a Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when a Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
While the Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold. The Funds will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from the third-party valuation service against the actual prices at which it purchases and sells its investments. The Funds believe that these prices will be reliable indicators of fair value.
Revenue Recognition: Security transactions are accounted for on the trade date. The Funds record interest income and expense on an accrual basis. The Funds record dividend income and expense on the ex-dividend date. The Funds do not accrue as a receivable interest or dividends on loans and securities if they have reason to doubt their ability to collect such income. The Funds consider many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Funds will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Funds’ judgment.
Loan origination fees, original issue discount, and market discount are capitalized and such amounts are amortized as interest income over the respective term of the loan or security. Structuring and other non-recurring upfront fees are recorded as fee income when earned. The Funds record prepayment premiums on loans and securities as fee income when they receive such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments will be calculated by using the specific identification method. The Funds measure realized gains or losses by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Trust’s organization. Franklin Square Holdings, L.P. (“FS Investments”), the Funds’ sponsor and an affiliate of the Adviser has assumed the Trust’s organization costs and will not seek reimbursement of such costs. Offering costs primarily include, among other things, marketing expenses and printing, legal and due diligence fees and certain costs pertaining to each Fund’s continuous public offering of its common shares, including the salaries and direct expenses of the Adviser’s personnel, employees of its affiliates and others while engaged in such activities. FS Investments has assumed all of the Funds’ offering costs and will not seek reimbursement of such costs incurred as of June 30, 2020.
Income Taxes: FSMS has elected and each Alt Beta Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a RIC under Subchapter M of the Code. To qualify and maintain qualification as a RIC, the Funds must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally each Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, each Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. Each Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. Each Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: Each Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in its consolidated financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its consolidated statement of operations. During the six months ended June 30, 2020, the Funds did not incur any interest or penalties related to unrecognized tax liabilities.
Each Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in its consolidated financial statements. Each Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Swaps: Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Pursuant to swap agreements, the Funds either make floating-rate payments based on a benchmark index in exchange for fixed or floating rate payments or the Funds make fixed or floating rate payments in exchange for floating-rate payments based on the return of a benchmark index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Funds are exposed to credit loss in the event of nonperformance by the

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index. The Funds enter into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Funds’ net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position.
The OTC derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Funds have entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by such Fund of any net liability owed to it. The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by such Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash at the Fund’s custodian, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability on the consolidated statement of assets and liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the consolidated schedule of investments. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statements of assets and liabilities.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Funds may utilize forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Funds’ investments. These instruments may be used for other purposes in future periods. The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Funds will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Funds’ investments. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the consolidated statements of assets and liabilities.
Securities Sold Short: The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies — (continued)

the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis.
Options: The Funds may purchase call and put options in an effort to manage risk and/or generate gains from options premiums. When a Fund buys a call option, it gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates such Fund to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys a put option, it gives the holder the right to sell and obligates such Fund to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When a Fund buys an option, an amount equal to the premium received by such Fund is reflected as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an instrument is purchased or sold through an exercise of an option, the related premium received is deducted from the basis of the instrument acquired or added to the proceeds of the instrument sold. When an option expires, a Fund realizes a gain on the option to the extent of the premiums received. When an option is exercised, a Fund realizes a loss to the extent the cost of closing the option exceeds the premiums received, or a gain to the extent the premiums received exceed the cost of closing the option.
Recent Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement—Disclosures Framework—Changes to Disclosure Requirements of Fair Value Measurement (Topic 820), or ASU 2018-13. ASU 2018-13 introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Each Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
Distributions: Distributions to the Funds’ shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, each Fund, except for Global Macro and Real Asset, currently intends to authorize, declare and pay ordinary cash distributions on an annual basis. Subject to the discretion of the Board and applicable legal restrictions, Global Macro and Real Asset currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. At least annually, each Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Funds’ common shares during the six months ended June 30, 2020 and the year ended December 31, 2019:
FS Multi-Strategy Alternatives Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	384,574	$3,823	935,337	$9,699
Reinvestment of Distributions	—	—	17,991	184
Redemptions	(404,514)	(3,957)	(656,207)	(6,792)
Net Proceeds from Class A Share Transactions	(19,940)	$(134)	297,121	$3,091

Class I Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	5,885,265	$58,563	12,517,609	$130,515
Reinvestment of Distributions	—	—	291,656	2,987
Redemptions	(7,017,557)	(69,052)	(4,053,608)	(41,836)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

Class I Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Net Proceeds from Class I Share Transactions	(1,132,292)	$(10,489)	8,755,657	$91,666
Net Proceeds from Fund Share Transactions	(1,152,232)	$(10,623)	9,052,778	$94,757

FS Managed Futures Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	1,110	$11
Reinvestment of Distributions	—	—	7	—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	—	$—	1,117	$11
Net Proceeds from Fund Share Transactions	—	$—	1,117	$11

FS Global Macro Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	3,545	$36
Reinvestment of Distributions	13	0	122	1
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	13	$0	3,667	$37
Net Proceeds from Fund Share Transactions	13	$0	3,667	$37

FS Real Asset Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	2,128	$23
Reinvestment of Distributions	21	0	112	1

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 3. Share Transactions — (continued)

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	21	$0	2,240	$24
Net Proceeds from Fund Share Transactions	21	$0	2,240	$24

FS Long/Short Equity Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,554	$24	149,105	$1,500
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	2,554	$24	149,105	$1,500

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	2,172,646	$20,001	661	$8
Reinvestment of Distributions	—	—	138	1
Total Gross Proceeds	—	20,001	—	—
Redemptions	(31,525)	(288)	—	—
Net Proceeds from Class I Share Transactions	2,141,121	$19,713	799	$9
Net Proceeds from Fund Share Transactions	2,143,675	$19,737	149,904	$1,509

FS Event Driven Fund Class A Shares	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class A Share Transactions	—	$—	—	$—

	For the Six Months Ended June 30, 2020 (Unaudited)		For the Year Ended December 31, 2019
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Issuance	—	$—	—	$—
Redemptions	—	—	—	—
Net Proceeds from Class I Share Transactions	—	$—	—	$—
Net Proceeds from Fund Share Transactions	—	$—	—	$—
Note 4. Related Party Transactions
Compensation of the Investment Adviser and its Affiliates
Pursuant to the investment management agreement, dated as of April 25, 2017 by and between the Adviser and FSMS and each investment management agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Management Agreements”), the Adviser is entitled to a management fee in consideration of the advisory services provided by the Adviser to the Funds. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Funds. The management fee is calculated and payable quarterly in arrears at the annual rates of each Fund’s average daily net assets during such period noted in the table below:

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

Fund	Period	Fee
FS Multi-Strategy Alternatives Fund	Quarterly	1.25%
FS Managed Futures Fund	Quarterly	1.15%
FS Global Macro Fund	Quarterly	1.15%
FS Real Asset Fund	Quarterly	1.15%
FS Long/Short Equity Fund	Quarterly	1.10%
FS Event Driven Fund	Quarterly	1.20%
The Adviser had contractually agreed to waive its management fee for FSMS until May 15, 2019. Effective June 16, 2020, with the exception of Long/Short Equity, the Adviser has contractually agreed to waive its management fee for each of the Alt Beta Funds until September 30, 2020. With respect to the Long/Short Equity, the Adviser had contractually agreed to waive its management fee until December 31, 2019 and has contractually agreed to waive a portion of its management fee for Long/Short Equity so that the fee received equals 0.60% of Long/Short Equity’s average daily net assets until the earlier of  (i) December 31, 2021 or (ii) the date on which gross proceeds that have been received by Long/Short Equity from investors, in the aggregate, exceed $150 million.
Pursuant to the administration agreement, dated as of April 26, 2017, by and between FSMS and the Adviser, and each administration agreement, dated as of November 29, 2018 by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Administration Agreements”), the Funds reimburse the Adviser for its actual costs incurred in providing administrative services to the Funds, including the Adviser’s allocable portion of the compensation and related expenses of certain personnel of FS Investments providing administrative services to the Funds on behalf of the Adviser. The Adviser is required to allocate the cost of such services to the Funds based on factors such as assets, revenues, time allocations and/or other reasonable metrics. The Board reviews the methodology employed in determining how the expenses are allocated to the Funds and the proposed allocation of the administrative expenses among the Funds and certain affiliates of the Adviser. The Board then assesses the reasonableness of such reimbursements for expenses allocated to the Funds based on the breadth, depth and quality of such services as compared to the estimated cost to the Funds of obtaining similar services from third-party service providers known to be available. In addition, the Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Board, among other things, compares the total amount paid to the Adviser for such services as a percentage of the Funds’ respective net assets to the same ratios reported by other comparable investment companies. The Funds will not reimburse the Adviser for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of the Adviser. Reimbursements of administrative expenses to the Adviser are subject to the Expense Limitation (defined below).
The following table describes the fees and expenses accrued under the Management Agreement and the Administration Agreement for Funds during the six months ended June 30, 2020:
FS Multi-Strategy Alternatives Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Management Agreement	Management Fee(1)	$1,179
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$635

(1)
During the six months ended June 30, 2020, $627 of management fees were paid to the Adviser.

(2)
During the six months ended June 30, 2020, $263 of administrative services expenses were paid to the Adviser.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

FS Managed Futures Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$36

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2020.

(2)
During the six months ended June 30, 2020, $20 of administrative services expenses were paid to the Adviser.

FS Global Macro Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$36

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2020.

(2)
During the six months ended June 30, 2020, $20 of administrative services expenses were paid to the Adviser.

FS Real Asset Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$16
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$54

(1)
As described above, the Adviser has contractually agreed to waive the $16 in management fees payable during the six months ended June 30, 2020.

(2)
During the six months ended June 30, 2020, $30 of administrative services expenses were paid to the Adviser.

FS Long/Short Equity Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$64
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$137

(1)
As described above, the Adviser has contractually agreed to waive $32 in management fees payable during the six months ended June 30, 2020. During the six months ended June 30, 2020, $5 of management fees were paid to the Adviser.

(2)
During the six months ended June 30, 2020, $130 of administrative services expenses were paid to the Adviser.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

FS Event Driven Fund Related Party	Source Agreement	Description	Amount
FS Fund Advisor, LLC	Investment Advisory Agreement	Management Fee(1)	$12
FS Fund Advisor, LLC	Administration Agreement	Administrative Services Expenses(2)	$36

(1)
As described above, the Adviser has contractually agreed to waive the $12 in management fees payable during the six months ended June 30, 2020.

(2)
During the six months ended June 30, 2020, $20 of administrative services expenses were paid to the Adviser.

Expense Limitation Agreement
Pursuant to the expense limitation agreement, dated as of April 26, 2017, by and between the Adviser and FSMS, and each expense limitation agreement, dated as of November 29, 2018, by and between the Adviser and each Alt Beta Fund, respectively (collectively, the “Expense Limitation Agreements”), the Adviser agreed to pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of each Fund to the extent that such expenses exceed 0.25% per annum of the respective Fund’s average daily net assets (the “Expense Limitation”). The respective Expense Limitation Agreement, which became effective April 27, 2017 for FSMS and December 17, 2018 for the Alt Beta Funds, will continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by a majority of the Board and by the Adviser. Each Expense Limitation Agreement is currently in effect until at least April 30, 2021.
Amounts waived under the Expense Limitation for each Fund may be recouped by or repaid to the Adviser, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years after the Adviser bears the expense; and (2) the reimbursement may not be made if it would cause the lower of the respective Fund’s then-current expense limitation, if any, or the expense limitation that was in effect at the time when the Adviser waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded.
The Expense Limitation Agreements may not be terminated by the Adviser, but may be terminated by the Board on written notice to the Adviser. For the purposes of the Expense Limitation Agreements, “ordinary operating expenses” for a class of Shares consist of all ordinary expenses of a Fund attributable to such class, including administration fees, transfer agent fees, offering expenses, fees paid to the respective Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) management fees, (b) distribution or servicing fees, (c) interest, (d) taxes, (e) brokerage fees and commissions, (f) dividends and interest paid on short positions, (g) acquired fund fees and expenses and (h) extraordinary expenses. The specific amount of expenses waivable and/or payable by the Adviser pursuant to the Expense Limitation Agreements, if any, is determined at the end of each fiscal quarter. Similarly, the conditional obligation of the Funds to repay the Adviser pursuant to the terms of such Expense Limitation Agreement shall survive the termination of such agreement by either party.
The following table describes the amounts accrued pursuant to the Expense Limitation Agreement that FS Investments has agreed to pay for the six months ended June 30, 2020. These amounts may be subject to conditional repayment by the Fund as described below:

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 4. Related Party Transactions — (continued)

Fund	Accrued Amount	Subject to Repayment As of June 30, 2020	Related to Expense Reimbursement
FS Multi-Strategy Alternatives Fund	$955	$4,742	$4,742
FS Managed Futures Fund	$112	$283	$283
FS Global Macro Fund	$111	$301	$301
FS Real Asset Fund	$132	$362	$362
FS Long/Short Equity Fund	$208	$368	$368
FS Event Driven Fund	$104	$262	$262
The Funds’ distributor, ALPS Distributors, Inc., has entered into a “wholesaling” agreement with FS Investment Solutions, LLC (“FS Solutions”), a registered broker-dealer and an affiliate of the Adviser. Pursuant to the terms of the wholesaling agreement, FS Solutions seeks to market and otherwise promote the Funds through various “wholesale” distribution channels, including but not limited to, the independent broker-dealer channel, the registered investment adviser channel and the wirehouse channel. FS Solutions may receive compensation for certain sales, promotional and marketing services provided to the Funds in connection with the distribution of certain classes of the Funds’ shares. The following table describes the amounts FS Solutions received in initial sales charges in connection with the distribution of Class A shares of the Funds for the six months ended June 30, 2020:
Fund	Initial Sales Charges
FS Multi-Strategy Alternatives Fund	$9
FS Managed Futures Fund	$—
FS Global Macro Fund	$—
FS Real Asset Fund	$—
FS Long/Short Equity Fund	$0
FS Event Driven Fund	$—
FS Benefit Trust
FS Benefit Trust was formed as a Delaware statutory trust for the purpose of awarding equity incentive compensation to employees of FS Investments and its affiliates. During the six months ended June 30, 2020, FS Benefit Trust did not purchase any shares of any of the Funds.
Note 5. Distribution and Service Plan
Pursuant to the Amended and Restated Distribution call Service Plan, each Fund’s Class A Shares bear 12b-1 fees at an annual rate of 0.25% of the average daily net assets of such Fund attributable to Class A Shares. Payments of the 12b-1 fee may be made without regard to expenses actually incurred. The Funds’ Class I shares are not subject to 12b-1 fees.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 6. Income Taxes
As of June 30, 2020, the components of accumulated earnings (loss) on a tax basis were as follows:
Fund	Distributable ordinary income and short term capital gains	Distributable capital gains/accumulated capital (losses)	Net unrealized appreciation (depreciation)	Total
FS Multi-Strategy Alternatives Fund	$1,661	$(18,667)	$5,523	$(11,483)
FS Managed Futures Fund	$6	$206	$(10)	$202
FS Global Macro Fund	$3	$—	$(15)	$(12)
FS Real Asset Fund	$36	$(193)	$(11)	$(168)
FS Long/Short Equity Fund	$(18)	$(430)	$(358)	$(806)
FS Event Driven Fund	$32	$(82)	$(8)	$(58)
As of June 30, 2020, the cost and the unrealized appreciation and (depreciation) on investments, each calculated for U.S. federal income tax purposes, were as follows:
Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
FS Multi-Strategy Alternatives Fund	$163,214	$8,784	$1,604	$7,180
FS Managed Futures Fund	$2,252	$—	$—	$—
FS Global Macro Fund	$2,012	$—	$—	$—
FS Real Asset Fund	$2,172	$—	$—	$—
FS Long/Short Equity Fund	$22,082	$—	$—	$—
FS Event Driven Fund	$1,914	$—	$—	$—
The determination of the tax attributes of each Fund’s distributions is made annually as of the end of the calendar year based upon each Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of each Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.
Note 7. Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward contracts, futures contracts, swap contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The Funds invest in such derivatives in order to meet its investment objectives. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Funds are subject to credit risk in the normal course of pursuing its investment objectives. The Funds may enter into total return swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns. The Funds may also purchase and write call and put options in an effort to manage risk and/or generate gains from options premiums.
The Funds may enter into swap contracts containing provisions allowing the counterparty to terminate the contract under certain conditions, including, but not limited to, a decline in the respective Fund’s NAV below a certain level over a certain period of time, which would trigger a payment by such Fund for those swaps in a liability position.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the writer to sell (if the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. The fair value of open derivative instruments held by the Funds (which are not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2020 was as follows:
FS Multi-Strategy Alternatives Fund
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$7(1)	$1(2)
Credit Risk
Swaptions purchased	$5(3)	$—
Total return swaps	$1,959(4)	$2,754(5)

FSMS’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Investments, at fair value.

(4)
Unrealized appreciation on total return swaps.

(5)
Unrealized depreciation on total return swaps.

FS Managed Futures Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$32(1)	$64(2)

Managed Future’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Global Macro Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$9(1)	$27(2)

Global Macro’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Real Asset Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$33(1)	$16(2)

Real Asset’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Long/Short Equity Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$3,593(1)	$4,041(2)

Long/Short Equity’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

FS Event Driven Fund
Fair Value
	Asset Derivative	Liability Derivative
Credit Risk
Total return swaps	$249(1)	$218(2)

Event Driven’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on its consolidated statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on total return swaps.

(2)
Unrealized depreciation on total return swaps.

The following tables present the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Funds’ for assets or pledged by the Funds’ for liabilities as of June 30, 2020:
FS Multi-Strategy Alternatives Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$580	$580	$—	$—	$—
Deutsche Bank	$509	$20	$—	$—	$489
Goldman Sachs International	$255	$255	$—	$—	$—
JP Morgan Chase Bank, N.A.	$299	$299	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Morgan Stanley Capital Services LLC	$7	$1	$—	$—	$6
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Societe Generale	$321	$12	$—	$—	$309
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$475	$—	$—	$475	$—
BNP Paribas	$748	$580	$—	$168	$—
Deutsche Bank	$20	$20	$—	$—	$—
Goldman Sachs International	$564	$255	$—	$309	$—
JP Morgan Chase Bank, N.A.	$851	$299	$—	$552	$—
Morgan Stanley Capital Services LLC	$1	$1	$—	$—	$—
Nomura Securities Co., Ltd	$84	$—	$—	$84	$—
Societe Generale	$12	$12	$—	$—	$—
FS Managed Futures Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$25	$—	$—	$—	$25
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$—	$—	$—	$—	$—
JP Morgan Chase Bank, N.A.	$6	$1	$—	$—	$5
Nomura Securities Co., Ltd	$1	$—	$—	$—	$1
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$—	$—	$—	$—	$—
Deutsche Bank	$2	$—	$—	$—	$2
Goldman Sachs International	$61	$—	$—	$—	$61
JP Morgan Chase Bank, N.A.	$1	$1	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
FS Global Macro Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$—	$—	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
BNP Paribas	$7	$7	$—	$—	$—
Deutsche Bank	$—	$—	$—	$—	$—
Goldman Sachs International	$2	$2	$—	$—	$—
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$—	$—	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$—	$—	$—	$—	$—
BNP Paribas	$7	$7	$—	$—	$—
Deutsche Bank	$1	$—	$—	$—	$1
Goldman Sachs International	$12	$2	$—	$—	$10
JP Morgan Chase Bank, N.A.	$—	$—	$—	$—	$—
Nomura Securities Co., Ltd	$7	$—	$—	$—	$7
FS Real Asset Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
JP Morgan Chase Bank, N.A.	$32	$12	$—	$—	$20
Morgan Stanley Capital Services LLC	$1	$1	$—	$—	$—
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
JP Morgan Chase Bank, N.A.	$12	$12	$—	$—	$—
Morgan Stanley Capital Services LLC	$4	$1	$—	$—	$3
FS Long/Short Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Barclays Bank PLC	$2,723	$2,723	$—	$—	$—
BNP Paribas	$870	$741	$—	$—	$129
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Barclays Bank PLC	$3,300	$2,723	$—	$—	$577
BNP Paribas	$741	$741	$—	$—	$—

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Event Driven Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
BNP Paribas	$249	$218	$—	$—	$31
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
BNP Paribas	$218	$218	$—	$—	$—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Funds’ consolidated statement of operations for the six months ended June 30, 2020 was as follows:
FS Multi-Strategy Alternatives Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$130(1)	$15(2)
Credit Risk
Purchased swaptions	$(61)(3)	$(31)(4)
Total return swap contracts	$(7,708)(5)	$118(6)

FSMS’s derivative instruments at fair value by risk, presented in the table above, are reported on FSMS’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on investments.

(4)
Net change in unrealized appreciation (depreciation) on investments.

(5)
Net realized gain (loss) on total return swaps.

(6)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Managed Futures Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$215(1)	$(10)(2)

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

Managed Future’s derivative instruments at fair value by risk, presented in the table above, are reported on Managed Future’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Global Macro Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$27(1)	$(15)(2)

Global Macro’s derivative instruments at fair value by risk, presented in the table above, are reported on Global Macro’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Real Asset Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$(87)(1)	$(10)(2)

Real Asset’s derivative instruments at fair value by risk, presented in the table above, are reported on Real Asset’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Long/Short Equity Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$(368)(1)	$(358)(2)

Long/Short Equity’s derivative instruments at fair value by risk, presented in the table above, are reported on Long/Short Equity’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 7. Financial Instruments — (continued)

FS Event Driven Fund
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Credit Risk
Total return swap contracts	$(82)(1)	$(8)(2)

Event Driven’s derivative instruments at fair value by risk, presented in the table above, are reported on Event Driven’s Statement of Operations and located as follows:
(1)
Net realized gain (loss) on total return swaps.

(2)
Net change in unrealized appreciation (depreciation) on total return swaps.

The average notional amount of derivatives outstanding during the six months ended June 30, 2020, which are indicative of the volumes of these derivative types, was as follows:
Fund	Purchased swaptions	Forward foreign exchange contracts	Total return debt swap contracts	Total return equity swap contracts	Total return index swap contracts
FS Multi-Strategy Alternatives Fund	$13,143	$3,321	$15,838	$—	$69,435
FS Managed Futures Fund	$—	$—	$—	$—	$29
FS Global Macro Fund	$—	$—	$—	$—	$57
FS Real Asset Fund	$—	$—	$—	$—	$729
FS Long/Short Equity Fund	$—	$—	$—	$401	$16,166
FS Event Driven Fund	$—	$—	$—	$—	$1,321
Note 8. Investment Portfolio
The following tables summarize the composition of each Fund’s investment portfolio at cost and fair value as of June 30, 2020:
FS Multi-Strategy Alternatives Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$76,945	$76,273	45%
Common Stock	41,794	49,849	29%
Short-Term Investments	44,268	44,267	26%
Purchased Swaptions	36	5	0%
Total	$163,043	$170,394	100%
FS Managed Futures Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,252	$2,252	100%
Total	$2,252	$2,252	100%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

FS Global Macro Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,012	$2,012	100%
Total	$2,012	$2,012	100%
FS Real Asset Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,172	$2,172	100%
Total	$2,172	$2,172	100%
FS Long/Short Equity Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$22,082	$22,082	100%
Total	$22,082	$22,082	100%
FS Event Driven Fund
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,914	$1,914	100%
Total	$1,914	$1,914	100%

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if such Fund owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if such owned 5% or more of its voting securities.
As of June 30, 2020, none of the Funds “controlled” any of their portfolio companies and none of the Funds were an “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.
The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of June 30, 2020:
Industry Classification	Fair Value	Percentage of Portfolio
Short-Term Investments	$44,267	26.0%
Retail	14,327	8.4%
Commercial Services	10,817	6.3%
Packaging & Containers	8,879	5.2%
Chemicals	6,427	3.8%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Healthcare-Services	$6,344	3.7%
Telecommunications	5,827	3.4%
Software	5,073	3.0%
Transportation	4,736	2.8%
Media Entertainment	4,219	2.5%
Diversified Financial Services	4,151	2.4%
Real Estate Investment Trusts	3,608	2.1%
Auto Manufacturers	3,242	1.9%
Beverages	3,224	1.9%
Computers	3,034	1.8%
Oil & Gas	2,903	1.7%
Home Builders	2,878	1.7%
Aerospace/Defense	2,454	1.4%
Environmental Control	2,422	1.4%
Food	2,171	1.3%
Machinery-Diversified	2,166	1.3%
Auto Parts & Equipment	2,062	1.2%
Internet	2,025	1.2%
Pharmaceuticals	1,926	1.1%
Investment Companies	1,798	1.1%
Electronics	1,755	1.0%
Engineering & Construction	1,706	1.0%
Entertainment	1,536	0.9%
Lodging	1,529	0.9%
Electrical Components & Equipment	1,520	0.9%
Semiconductors	1,460	0.9%
Private Equity	1,395	0.8%
Agriculture	1,374	0.8%
Healthcare-Products	1,305	0.8%
Distribution/Wholesale	1,205	0.7%
Electric	752	0.4%
Cosmetics/Personal Care	744	0.4%
Housewares	512	0.3%
Office/Business Equipment	446	0.3%
Leisure Time	441	0.3%
Pipelines	412	0.2%
Building Materials	405	0.2%
Insurance	343	0.2%

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 8. Investment Portfolio — (continued)

Industry Classification	Fair Value	Percentage of Portfolio
Advertising	$328	0.2%
Airlines	152	0.1%
Trucking & Leasing	89	0.1%
Purchased Swaptions	5	0.0%
Total	$170,394	100.0%

Purchases and sales of securities during the six months ended June 30, 2020, other than short-term securities and U.S. government obligations, were as follows:
Fund	Purchases	Sales
FS Multi-Strategy Alternatives Fund	$182,434	$132,089
FS Managed Futures Fund	$—	$—
FS Global Macro Fund	$133	$243
FS Real Asset Fund	$600	$1,095
FS Long/Short Equity Fund	$—	$—
FS Event Driven Fund	$—	$—
Note 9. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1:   Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2:   Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3:   Inputs that are unobservable for an asset or liability.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of June 30, 2020, the Funds’ investments and derivatives were categorized as follows in the fair value hierarchy:
FS Multi-Strategy Alternatives Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$76,273	$—	$76,273
Common Stock	49,849	—	—	49,849
Short-Term Investments	44,267	—	—	44,267

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

Asset Description	Level 1	Level 2	Level 3	Total
Purchased Swaptions	$—	$5	$—	$5
Forward Foreign Currency Exchange Contracts	—	7	—	7
Total Return Debt Swaps	—	481	—	481
Total Return Index Swaps	—	1,478	—	1,478
Total Assets	$94,116	$78,244	$—	$172,360

Liability Description
Mutual Funds Sold Short	$(9,544)	$—	$—	$(9,544)
Corporate Bonds Sold Short	—	(5,828)	—	(5,828)
Common Stocks Sold Short	(13,975)	—	—	(13,975)
U.S. Treasury Sold Short	—	(6,980)	—	(6,980)
Forward Foreign Currency Exchange Contracts	—	(1)	—	(1)
Total Return Debt Swaps	—	(20)	—	(20)
Total Return Index Swaps	—	(2,734)	—	(2,734)
Total Liabilities	$(23,519)	$(15,563)	$—	$(39,082)
FS Managed Futures Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,252	$—	$—	$2,252
Total Return Index Swaps	—	32	—	32
Total Assets	$2,252	$32	$—	$2,284

Liability Description
Total Return Index Swaps	$—	$(64)	$—	$(64)
FS Global Macro Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,012	$—	$—	$2,012
Total Return Index Swaps	—	9	—	9
Total Assets	$2,012	$9	$—	$2,021

Liability Description
Total Return Index Swaps	$—	$(27)	$—	$(27)
FS Real Asset Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$2,172	$—	$—	$2,172
Total Return Index Swaps	—	33	—	33
Total Assets	$2,172	$33	$—	$2,205

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 9. Fair Value of Financial Instruments — (continued)

Liability Description
Total Return Index Swaps	$—	$(16)	$—	$(16)
FS Long/Short Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$22,082	$—	$—	$22,082
Total Return Equity Swaps	—	150	—	150
Total Return Index Swaps	—	3,443	—	3,443
Total Assets	$22,082	$3,593	$—	$25,675

Liability Description
Total Return Index Swaps	$—	$(147)	$—	$(147)
FS Event Driven Fund
Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,914	$—	$—	$1,914
Total Return Index Swaps	—	249	—	249
Total Assets	$1,914	$249	$—	$2,163

Liability Description
Total Return Index Swaps	$—	$(218)	$—	$(218)
The Funds’ investments as of June 30, 2020 primarily consisted of Exchange-Traded Securities or OTC Securities. All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of June 30, 2020. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.
The Funds periodically benchmark the bid and ask prices it receives from the third-party pricing service and/or dealers, as applicable, against the actual prices at which they purchase and sell their investments. Based on the results of the benchmark analysis and the experience of the Funds’ management, the Funds believe that these prices are reliable indicators of fair value. The Funds may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which they cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Funds will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Funds purchase and sell their investments. The Funds’ audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Funds’ valuation processes.
Note 10. Concentration of Risk
Investing in the Funds involve risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Funds. For a more complete discussion of the risks of investing in the Funds, please refer to the Funds’ prospectuses and the Funds’ other filings with the SEC.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

Market Risk: Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. The Funds’ investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security held in a short position may increase due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived positive economic conditions or changes in interest or currency rates. Because the market value of exchange-traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. An investment in the Funds may lose money.
Credit/Default Risk: An issuer or guarantor of fixed income securities or instruments held by the Funds (which issuer guarantor may have a low credit rating or no credit rating) may default on its obligation to pay interest and repay principal or default on any other obligation. A fixed income instrument may deteriorate in quality after it has been purchased by the Funds, and such a deterioration can occur rapidly. In certain instances, the downgrading or default of a single holding or guarantor of the Funds’ holding may impair the Funds’ liquidity and have the potential to cause a significant NAV decline.
Counterparty Risk: The stability and liquidity of repurchase agreements, swap transactions, forwards and over-the-counter derivative transactions depend in large part on the creditworthiness of the parties to the transactions. It is expected that the Adviser or an applicable sub-adviser will monitor the creditworthiness of firms with which it will cause the Funds to enter into repurchase agreements, swap transactions, caps, floors, collars, over-the-counter derivatives or other similar arrangements. If there is a default by the counterparty to such a transaction, the Funds will under most normal circumstances have contractual remedies pursuant to the agreements related to the transaction. However, exercising such contractual rights may involve delays or costs which could result in the value of the Funds being less than if the transaction had not been entered into. Furthermore, there is a risk that any of such counterparties could become insolvent and/or the subject of insolvency proceedings. If one or more of the Funds’ counterparties were to become insolvent or the subject of insolvency proceedings in the United States (either under the Securities Investor Protection Act or the United States Bankruptcy Code), there exists the risk that the recovery of such vehicle’s securities and other assets from such prime broker or broker-dealer will be delayed or be of a value less than the value of the securities or assets originally entrusted to such prime broker or broker-dealer.
In addition, the Funds may use counterparties located in jurisdictions outside the United States. Such local counterparties are subject to the laws and regulations in non-U.S. jurisdictions that are designed to protect their customers in the event of their insolvency. However, the practical effect of these laws and their application to the Funds’ assets are subject to substantial limitations and uncertainties. Because of the large number of entities and jurisdictions involved and the range of possible factual scenarios involving the insolvency of a counterparty, it is impossible to generalize about the effect of their insolvency on the Funds and their assets. Shareholders should assume that the insolvency of any counterparty would result in a loss to the Funds, which could be material.
Libor Risk: The London Interbank Offered Rate (“LIBOR”) is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR.
On July 27, 2017, the head of the UK Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Regulators and industry working groups have suggested alternative reference rates, but global consensus is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains unclear. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. As such, the transition away from LIBOR

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.
Derivatives Risk: The Funds may invest in Financial Instruments (used herein to refer to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities and contracts for differences). Financial Instruments may involve risks different from, or greater than, those associated with more traditional investments. Due to leverage, small changes in the value of the Financial Instruments’ reference assets, rates, or indexes may produce disproportionate losses to the Funds. The value of Financial Instruments may not move as expected relative to the value of the reference assets, rates or indexes. Financial Instruments used for hedging purposes may not hedge risks as expected, and Financial Instruments used for non-hedging purposes may not provide the anticipated investment exposure. Financial Instruments may be highly illiquid, and the Funds may not be able to close out or sell a Financial Instrument position at a particular time or at an anticipated price. Various legislative and regulatory initiatives may impact the availability, liquidity and cost of derivatives. Financial Instruments also may be subject to interest rate risk, currency risk and counterparty risk.
Foreign Investment and Emerging Markets Risk: Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and less developed legal and accounting practices. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Funds’ ability to invest in foreign securities or may prevent the Funds from repatriating its investments. In addition, the Funds may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.
Liquidity Risk: Although the Funds will invest primarily in liquid, publicly traded securities, the Funds may make investments that trade in lower volumes or that otherwise may be illiquid. Also, the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Less liquid or illiquid investments may be difficult to value. An inability to sell one or more portfolio positions can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.
Non-Diversification Risk: The Funds are classified as “non-diversified” investment companies, which means that the percentage of their assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. As a result, the Funds’ investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broad range of issuers.
Short Sales Risk: A short sale of a security involves the theoretical risk of unlimited loss because of increases in the market price of the security sold short. The Funds’ use of short sales, in certain circumstances, can result in significant losses. In order to qualify as a regulated investment company under the Code, each Fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. Each Fund’s ability to pursue its investment strategy may therefore be limited by its intention to qualify as a regulated investment company under the Code and may bear adversely on its ability to so qualify. If a Fund were to fail to qualify as a regulated investment company and became subject to federal income tax, shareholders of that Fund would be subject to the risk of diminished returns.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 10. Concentration of Risk — (continued)

Pandemic Risk: The continuing spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including securities the Funds hold, and may adversely affect the Funds’ investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the economic environment. These disruptions have led to instability in the market place, including stock market losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways. In addition, the impact of infectious illnesses, such as COVID-19, in emerging market countries may be greater due to generally less established healthcare systems. This crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Funds’ investments, the Funds and a shareholder’s investment in the Funds. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Funds being, among other things, unable to buy or sell certain securities or financial instruments or to accurately price their investments.
To satisfy any shareholder redemptions during periods of extreme volatility, such as those associated with COVID-19, it is more likely the Funds may be required to dispose of portfolio investments at unfavorable prices compared to their intrinsic value.
The Funds and the Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Funds, their portfolios and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Funds, their advisers and service providers, or the Funds’ portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Funds’ advisers rely and could otherwise disrupt the ability of the Funds’ service providers to perform essential tasks.
Governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with changes to fiscal and monetary policy, including but not limited to, direct capital infusions, new monetary programs and dramatically lower interest rates. Certain of those policy changes are being implemented in response to the COVID-19 pandemic. Such policy changes may adversely affect the value, volatility and liquidity of dividend and interest paying securities. The effect of recent efforts undertaken by the U.S. Federal Reserve to address the economic impact of the COVID-19 pandemic, such as the reduction of the federal funds target rate, and other monetary and fiscal actions that may be taken by the U.S. federal government to stimulate the U.S. economy, are not yet fully known. The duration of the COVID-19 outbreak and its full impacts are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

FS Series Trust
Notes to Unaudited Consolidated Financial Statements — (continued)
(dollar values in thousands, except share and per share amounts)

Note 11. Commitments and Contingencies
The Funds enter into contracts that contain a variety of indemnification provisions. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management of the Adviser has reviewed the Funds’ existing contracts and expects the risk of loss to the Funds to be remote.
The Funds are not currently subject to any material legal proceedings and, to the Funds’ knowledge, no material legal proceedings are threatened against the Funds. From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Funds’ rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Funds becomes party to such proceedings, the Funds would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Funds’ commitments to the Adviser and its affiliates, which consists of the conditional obligation of the Funds to reimburse FS Investments pursuant to the terms of their respective Expense Limitation Agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Funds have not had any changes in their independent registered public accounting firm or disagreements with their independent registered public accounting firm on accounting or financial disclosure matters since their inception.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Forms N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.
Proxy Voting Policies and Procedures
Each Fund has delegated its proxy voting responsibility to the Adviser, each Fund’s investment adviser. Solely with regards to FSMS, the Adviser has delegated proxy voting responsibility to FSMS’s investment sub-advisers. Accordingly with regards to FSMS, each of the investment sub-advisers review any pending proxy vote decisions seeking to ensure that all votes cast for FSMS are in the best interest of FSMS and its shareholders. Shareholders may obtain a copy of the Adviser’s and the investment sub-adviser’s proxy voting policies and procedures upon request and without charge by calling the Trust collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the investment sub-advisers voted proxies relating to FSMS’s portfolio securities during the twelve-month period ended June 30 and information regarding how the Adviser voted proxies relating to each Alt Beta Fund’s portfolio securities during the twelve-month period ended June 30 will be available upon request and without charge by making a written request to the Trust’s Chief Compliance Officer at FS Series Trust, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 1-877-628-8575 or on the SEC’s website at http://www.sec.gov.
Board Approval of FSMS Investment Management Agreement
At a meeting of the Board of Trustees (the “Board”) of FS Series Trust (the “Trust”) held in person on November 20, 2019, the Board considered and approved the renewal of the Investment Management Agreement (the “Investment Management Agreement”) between FS Fund Advisor, LLC (the “Adviser”) and the Trust, on behalf of its series FS Multi-Strategy Alternatives Fund (“FSMS”). Following this review, the Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), unanimously approved the renewal of the Investment Management Agreement for an additional year.
The Independent Trustees were assisted in their review of the Investment Management Agreement and the specific factors deemed to be material to the approval of the Investment Management Agreement, including the factors described below, by independent legal counsel. Before the November 20, 2019 meeting, independent legal counsel to the Independent Trustees sent to the Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of the renewal of the Investment Management Agreement. The Adviser provided materials to the Trustees in response to that request in advance of the Meeting, in addition to other information that the Adviser believed would be useful in evaluating the Investment Management Agreement.
In evaluating the Investment Management Agreement, the Trustees reviewed information provided to the Board throughout the year at regularly scheduled board meetings and information provided specifically for their consideration of the renewal of the Investment Management Agreement. The Board also met with representatives of the Adviser to discuss the renewal of the Investment Management Agreement and the information provided. The Board considered and discussed the operations of FSMS; the nature, extent and quality of the advisory and other services provided by the Adviser to FSMS; the performance of FSMS and its performance compared to its benchmark and peers; the management fees and total expense ratios of each class of shares of FSMS and such fees and expenses compared to its peers; possible economies of scale; the Adviser’s costs in providing services to FSMS; the profitability of the relationships between FSMS and the Adviser; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Adviser from its relationship with FSMS. The specific information reviewed and considered by the Board included, without limitation, information about:
•
The Adviser’s general qualifications to serve as investment manager to FSMS, including its history, organization, ownership structure, operations and financial position;

•
The services that the Adviser renders to FSMS, including information relating to the Adviser’s process for selecting, monitoring and evaluating sub-advisers, as well as its advisory and administrative capabilities;

•
Key personnel of the Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the portfolio managers; and the ability of the Adviser to attract and retain high-caliber professionals;

•
The Adviser’s advisory experience; the performance of FSMS and affiliated fund products; sources of information relied upon by the Adviser in performing portfolio management services; and factors to be considered in recommending the termination and/or replacement of a sub-adviser;

•
The Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; the Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements; and oversight of valuation service providers;

•
The terms of the Investment Management Agreement as well as information on all fees to be paid by FSMS in connection with its advisory arrangements, including the sub-advisory fees; “fall-out” and indirect benefits derived by the Adviser and/or affiliates in connection with the advisory arrangements; profitability to the Adviser from the advisory relationship; the potential for economies of scale; management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•
Compliance and related matters, including the Adviser’s compliance policies and procedures; responses to regulatory developments; and risk monitoring and management, including management of cybersecurity risk; and

•
Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board considered the following factors in evaluating whether to approve the renewal of the Investment Management Agreement. The Board based its decision on an evaluation of all of these factors as a whole and did not consider any one factor as all-important or controlling.
Nature, Extent, and Quality of the Services
The Board considered the investment management and other services that are provided to FSMS by the Adviser in light of the structure, investment objective, strategies, and other characteristics of FSMS. The Board considered that the Adviser is responsible for the execution of the investment strategy of FSMS, including determining the composition and allocation of its portfolio. The Board noted that FSMS employs a “manager of managers” structure, whereby the Adviser, with the assistance of its primary sub-adviser, Wilshire Associates Incorporated (“Wilshire”), is responsible for selecting sub-advisers (subject to Board approval), allocating the assets of FSMS among them and the alternative beta strategies employed by the Adviser, and overseeing the sub-advisers’ day-to-day management of FSMS. The Board recalled that, over the course of the last year, the Adviser’s and Wilshire’s roles had shifted where the Adviser was more involved in selecting investments and monitoring the holdings of FSMS than previously anticipated. The Board discussed the Adviser’s personnel, operations, financial condition and other characteristics, noting the expertise and capabilities of the Adviser’s personnel, the Adviser’s demonstrated capability to collaborate with and oversee sub-advisers, the financial strength of the Adviser and its parent company and the related capability to allocate resources necessary to successfully manage FSMS. The Board also noted the Adviser’s significant commitment to its compliance program and its oversight of and plan for the distribution of FSMS shares. The Board also considered that the individuals who work with FSMS had significant experience with alternative investments. The Board concluded that the nature, extent, and quality of the management and advisory services to be provided were appropriate and supported a decision to renew the Investment Management Agreement.

Investment Performance
The Board considered the investment performance of FSMS for the one-year and since inception periods, including information regarding: (i) the performance of FSMS as compared to its benchmark indices; and (ii) the performance of FSMS as compared to a group of investment companies in the Morningstar Multi-Alternative Category. The Board considered the Adviser’s explanations as to the performance of FSMS and determined that they were satisfied with its performance when compared to the relevant benchmarks and peer funds.
Cost of Services and Profitability
In analyzing the cost of services and profitability of the Adviser, the Board discussed the advisory fee, the resources that the Adviser devotes to FSMS, and the information the Adviser provided regarding the profitability to the Adviser from providing advisory services to FSMS. The Board reviewed the management fee rate and the total expense ratio (on a gross and net basis) of FSMS compared to those of funds in the Morningstar Multi-Alternative Category. The Board took into account the market fee arrangements of comparable funds, as well as the investment by, and cost to, the Adviser in connection with services and infrastructure needed to support FSMS and its investors. The Board noted the administrative services provided to FSMS by the Adviser and that FSMS reimburses the Adviser for its costs in providing such administrative services. The Board also considered the Adviser’s proposal to limit certain expenses. The Board considered the estimated profits realized by the Adviser from the Adviser’s relationship with FSMS. On the basis of the Board’s review of the fees charged by the Adviser for investment advisory and related services, the specialized nature of the investment program of FSMS, and the costs associated with managing FSMS, the Board concluded that the level of investment management fees was appropriate in light of the services provided.
Economies of Scale
The Board discussed various financial and economic considerations relating to the arrangement with the Adviser, including the potential for economies of scale. While noting that the management fees would not decrease as the level of FSMS assets increased, the Board concluded that the management fees reflected the complexity of the operations of FSMS and the fact that, as the assets of FSMS increased, the complexity of the operations would potentially increase through retention of additional sub-advisers employing diverse investment strategies. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of FSMS in the future at various asset levels, as well as the appropriateness of management fees payable to the Adviser, with respect to different asset sizes of FSMS, in the future.
Other Benefits
The Board discussed other benefits that the Adviser may receive from FSMS, including, potentially, the ability to obtain general research, statistical or other services that may be of value in servicing other clients, enhanced ability to obtain more favorable execution of portfolio transactions, enhancements of the line of financial products and services available to prospective investors or the development of client relationships and additional business as a result of the Adviser’s relationship with shareholders. The Board concluded that other benefits derived by the Adviser from its relationship with FSMS, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to FSMS and investors therein, and were consistent with industry practice and the best interests of FSMS and its shareholders.
Conclusion
The Board considered the information that had been provided and concluded that it provided a sufficient basis for approval of the renewal of the Investment Management Agreement for an additional year. The Board, including all of the Independent Trustees, concluded that the fees payable under the Investment Management Agreement were fair and reasonable with respect to the services that the Adviser provides to FSMS and in light of the factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Investment Management Agreement, the Board concluded that the terms of the agreement were reasonable and fair and the Board, including the all of the Independent Trustees, voted to renew the Investment Management Agreement for an additional year.

Board Approval of FSMS Sub-Advisory Agreements
At a meeting of the Board held in person on November 20, 2019, the Board considered and approved the renewal of the sub-advisory agreements between the Adviser and each of Wilshire and MidOcean Credit Fund Management, L.P. (“MidOcean”, and collectively with Wilshire, the “Sub-Advisers”). Following this review, the Board, including all of the Independent Trustees, unanimously approved the renewal of each of the Sub-Advisory Agreements with Wilshire and MidOcean (together, the “Sub-Advisory Agreements”) for an additional year.
The Independent Trustees were assisted in their review of the Sub-Advisory Agreements, and the specific factors deemed to be material to the renewal of the Sub-Advisory Agreements, including the factors described below, by independent legal counsel. Before the November 20, 2019 meeting, independent legal counsel to the Independent Trustees sent to each Sub-Adviser a request for information to be provided to the Independent Trustees in connection with their consideration of the renewal of the Sub-Advisory Agreements. The Adviser and the Sub-Advisers provided materials to the Trustees in response to that request in advance of the Meeting, in addition to other information that the Adviser and/or the Sub-Advisers believed would be useful in evaluating the Sub-Advisory Agreements.
In evaluating the Sub-Advisory Agreements, the Trustees reviewed information provided to the Board throughout the year at regularly scheduled board meetings and information provided specifically for their consideration of the renewal of the Sub-Advisory Agreements. The Board considered and discussed the operations of FSMS; the nature, extent and quality of the advisory and other services to be provided by the Sub-Advisers to FSMS; the performance of each Sub-Adviser; the management fees, including the sub-advisory fees paid to the Sub-Advisers, and total expense ratios of each class of shares of FSMS; possible economies of scale; and other benefits (in addition to advisory fee revenues) derived or potentially derived by the Sub-Advisers from their relationship with FSMS. The specific information reviewed and considered by the Board included, without limitation, information about:
•
Each Sub-Adviser’s general qualifications to serve as sub-adviser to FSMS, including its history, organization, ownership structure, operations and financial position;

•
The services that each Sub-Adviser renders to FSMS, including information relating to each Sub-Adviser’s advisory, administrative and reporting capabilities; and any role in the valuation of FSMS assets;

•
Key personnel of each Sub-Adviser and their qualifications, abilities, education, experience and professional accomplishments; the compensation structure of the portfolio managers; succession planning; and the ability of each Sub-Adviser to attract and retain high-caliber professionals;

•
Each Sub-Adviser’s advisory experience and performance, including available performance information relevant to each Sub-Adviser’s management of FSMS and sources of information relied upon by each Sub-Adviser in performing portfolio management services;

•
Each Sub-Adviser’s brokerage practices and portfolio transaction allocation methodology, including policies for selecting broker-dealers; each Sub-Adviser’s best-execution practices; policies on allocation of portfolio securities acquisitions across accounts; research services provided by broker-dealers and soft-dollar arrangements;

•
The terms of the Sub-Advisory Agreements and associated fees; “fall-out” and indirect benefits expected potentially to be derived by the Sub-Advisers and/or affiliates in connection with the advisory arrangements; available information on estimated profitability to the Sub-Advisers of the advisory relationship; the potential for economies of scale; available information on management and other fees associated with the advisory arrangements in comparison to comparable funds’ management and other fees;

•
Compliance and related matters, including each Sub-Adviser’s compliance policies and procedures; specific information related to experience managing assets subject to 1940 Act regulation; risk monitoring and management, including management of cybersecurity risk; and

•
Legal matters, including any relevant litigation, investigation or examinations; potential conflicts of interest; and insurance arrangements.

At the meeting, there was discussion regarding each of the above items. The Independent Trustees also met in executive session to discuss these items. The Board considered the following factors in evaluating whether to approve the renewal of each Sub-Advisory Agreement. The Board based its decision on an evaluation of all of these factors as a whole and did not consider any one factor as all-important or controlling.

Nature, Extent, and Quality of the Services
The Board discussed and considered with respect to each Sub-Adviser (1) information regarding the Sub-Adviser’s personnel and their qualifications, the financial strength of the Sub-Adviser and the services provided by the Sub-Adviser, (2) historical performance information, including performance of any other relevant accounts managed by each Sub-Adviser, and any investment-related resources each Sub-Adviser employs in managing the assets of FSMS, and (3) various operational considerations, including sourcing, vetting and executing on investment decisions on behalf of the FSMS, brokerage practices, compliance policies and procedures and related matters. After consideration of these matters, the Board concluded that the nature, extent, and quality of the sub-advisory services provided by each Sub-Adviser were appropriate and thus supported a decision to approve the Sub-Advisory Agreements.
Investment Performance of the Sub-Advisers
The Board considered the investment performance for the portions of FSMS that are managed by MidOcean and compared that performance with relevant benchmark indices. The Board considered the performance of MidOcean versus the Adviser’s expectations and relevant benchmarks on an inception-to-date and year-to-date basis. The Board determined that they were satisfied with the performance of MidOcean performance when compared to relevant benchmarks.
Cost of Services and Profitability
In analyzing the cost of services and profitability of each Sub-Adviser, the Board discussed the following factors: the sub-advisory fee for managing the allocated FSMS assets, including any breakpoints, discounts, exclusivity periods, or “most-favored nations” provisions; the Sub-Adviser’s resources devoted to FSMS; and (where available) the information provided by each Sub-Adviser regarding the profitability to the Sub-Adviser from providing sub-advisory services to FSMS. In addition, the Board noted that the Sub-Advisory Agreements were the result of arms-length negotiations between the Adviser and each Sub-Adviser. Where applicable, the Board reviewed information about management fees borne by the Sub-Advisers’ comparable funds or other accounts. The Board considered the specific resources each Sub-Adviser devotes to FSMS for analysis, risk management, compliance, and order execution and the extent to which the Sub-Adviser’s investment process would be scalable. The Board noted that the compensation paid to the Sub-Advisers was paid by the Adviser, not FSMS, and, accordingly, that the retention of the Sub-Advisers did not increase the fees or expenses otherwise incurred by shareholders. On the basis of the Board’s review of the fees charged by each Sub-Adviser for investment sub-advisory services, the specialized nature of the portfolio, and the estimated costs associated with the services provided to FSMS by the Sub-Advisers, the Board concluded that the level of investment sub-advisory fees was appropriate in light of the services to be provided.
Economies of Scale
The Board discussed various financial and economic considerations relating to the arrangement with each Sub-Adviser, including the potential for economies of scale. In the case of Wilshire, the Board noted that the sub-advisory fees would, subject to certain minimum dollar thresholds, decrease as the level of portfolio assets increased. The Board noted that it would have the opportunity to re-examine periodically whether there were any economies of scale in the operations of FSMS in the future at different asset levels, as well as the appropriateness of sub-advisory fees payable to each Sub-Adviser, with respect to different asset sizes of the portfolio managed by such Sub-Adviser, in the future.
Other Benefits
The Board discussed other potential benefits that each Sub-Adviser might receive from FSMS, including, potentially, an enhanced ability to obtain general research, statistical or other services that may be of value in servicing other clients, an enhanced ability to obtain more favorable execution of portfolio transactions, profits for administrative services or any enhancement of the line of financial products and services available to prospective investors. The Board noted that none of the Sub-Advisers indicated that it expected to receive significant indirect or “fall-out” benefits as a result of its relationship with the Adviser or FSMS. The Board concluded that other benefits derived by each Sub-Adviser from its relationship with the Adviser or FSMS, to the extent such benefits were identifiable or determinable, were reasonable and fair, resulted from the provision of appropriate services to FSMS and investors therein, and were consistent with industry practice and the best interests of FSMS and its shareholders.

Conclusion
The Board considered the information that had been provided and concluded that it provided sufficient basis for approval of the renewal of each Sub-Advisory Agreement for an additional year. The Board, including all of the Independent Trustees, concluded that the fees payable under each Sub-Advisory Agreement were fair and reasonable with respect to the services that each Sub-Adviser provides to FSMS and in light of the factors described above and additional factors that the Board deemed relevant. After review and consideration of certain other terms and conditions of the Sub-Advisory Agreements, the Board concluded that the terms of each agreement were reasonable and fair and the Board, including all of the Independent Trustees, voted to renew each Sub-Advisory Agreement for an additional year.
Liquidity Risk Management Program
The Funds have implemented a liquidity risk management program (the “LRM Program”) as required by Rule 22e-4 under the 1940 Act. The LRM Program’s principal objectives include assessing, managing, and periodically reviewing each Fund’s liquidity risk. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund.
In accordance with the requirements of Rule 22e-4, the program administrators conducted an annual review of the LRM Program and, in May 2020, provided the Board with a report addressing the operation of the LRM Program and assessing its adequacy and effectiveness of implementation for the period May 1, 2019 through April 30, 2020. Among other things, the program administrators reported to the Board as to the following:
•
the Funds had sufficient liquidity to both meet redemptions without significant dilution of remaining shareholder interests and operate effectively on behalf of shareholders;

•
the Funds’ strategies continued to be appropriate for open-end mutual funds;

•
the LRM Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the Highly Liquid Investment Minimum (“HLIM”) requirements, as applicable;

•
In accordance with the LRM Program, each Fund’s portfolio investments were classified into one of four liquidity categories as required by Rule 22e-4 during the reporting period, based in part on analysis from a third-party data vendor.

•
there were no material changes to the LRM Program during the reporting period, other than (i) an increase in the HLIM for the FS Long/Short Equity Fund in January 2020 to correspond with the broader public offering of that Fund to investors, and (ii) the addition of the FS Energy Total Return Fund to the LRM Program effective May 4, 2020;

•
on the basis of the review conducted, it was recommended that the HLIM for each of the FS Multi-Strategy Alternatives Fund, FS Long/Short Equity Fund and FS Energy Total Return Fund be increased from 10% to 20% for the 2020-2021 reporting period; and

•
the LRM Program (including each HLIM) operated adequately during the period and was effective in assessing, monitoring, and managing the liquidity risk of each Fund’s portfolio; and the LRM Program remains reasonably designed to manage each Fund’s liquidity risk.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

www.fsinvestments.comSAR20-ST
© 2020 FS InvestmentsTM

Item 2.   Code of Ethics.
Not applicable to this semi-annual report on Form N-CSR.
Item 3.   Audit Committee Financial Expert.
Not applicable to this semi-annual report on Form N-CSR.
Item 4.   Principal Accountant Fees and Services.
Not applicable to this semi-annual report on Form N-CSR.
Item 5.   Audit Committee of Listed Registrants.
(a)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
Not applicable. The Funds are not listed issuers as defined in Rule 10A-3 under the Exchange Act.

Item 6.   Investments.
(a)
The Funds’ unaudited schedules of investments as of June 30, 2020 are included as part of the Semi-Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Trust.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Funds’ shareholders may recommend nominees to the Board during the period covered by the Semi-Annual Report included in Item 1 of this Form N-CSR.
Item 11.   Controls and Procedures
(a)
The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report on Form N-CSR and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Trust.
Item 13.   Exhibits.
(a)(1)
Not applicable to this semi-annual report on Form N-CSR.

(a)(2)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)
Not applicable.

(a)(4)
Not applicable.

(b)
The certifications of the Trust’s Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Series Trust
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: August 28, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Name: Michael C. Forman Title: President (Principal Executive Officer) Date: August 28, 2020
By: /s/ William Goebel Name: William Goebel Title: Chief Financial Officer (Principal Financial Officer) Date: August 28, 2020